NATIONWIDE

VARIABLE

ACCOUNT-15

Annual Report

To

Contract Owners

December 31, 2022

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-15:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise Nationwide Variable Account - 15 (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 3, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

Alger Portfolios

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

Alliance Var Products Series

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

ALPS Variable Investment Trust

ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)

American Century Variable Port

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

American Funds Ins Series

American Funds Insurance Series(R) - Asset Allocation Fund: Class 4 (AMVAA4)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)

American Funds Insurance Series(R) - Global Growth Fund: Class 4 (AMVGG4)

American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)

American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)

American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

BlackRock Var Series Trst Fnds

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

Delaware VIP Trust

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DFA Investment Dimensions

DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

Eaton Vance VP

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

Fidelity VIP

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

First Eagle

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

Goldman Sachs Var Ins Trust

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)

Guggenheim Variable Trust

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Guggenheim Variable Funds Trust - Series E (Total Return Bond) (GVTRBE)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)

Invesco V. I.

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Ivy VIP

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

Janus Henderson VIT Funds

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

John Hancock

John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II (JHEMV2)

Lazard Retirement Series Fund

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LMPV Equity Trust

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

Lord Abbett Series Fund, Inc.

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MainStay VP Funds Trust

MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

MFS Variable Insurance Trust

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

Morgan Stanley

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

Nationwide Variable Insurance

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class Y (NVFIY)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)

Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

PIMCO Variable Insurance Trust

PIMCO VIT Dynamic Bond - Admin (PMUBAM)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

Putnam Variable Trust

Putnam VT Diversified Income Cl IB (PVDIB)

Putnam Variable Trust - Putnam VT Income Fund: Class IB (PVIB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

Redwood

Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I (RWMVI)

T. Rowe Price VIP II

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VanEck VIP

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S (VEEMS)(1)

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

Vanguard Variable Insurance Funds

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)

Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

Wells Fargo Variable Trust

Allspring Variable Trust – VT Discovery Fund: Class 2 (SVDF)

Westchester Capital Mgmt

The Merger Fund VL – The Merger Fund VL (MGRFV)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from February 11, 2021 (inception) to December 31, 2021.

Nationwide Variable Insurance

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from April 20, 2021 (inception) to December 31, 2021.

Nationwide Variable Insurance

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from May 4, 2021 (inception) to December 31, 2021.

American Century Variable Port

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from May 11, 2021 (inception) to December 31, 2021.

Fidelity VIP

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2) Morgan StanleyMorgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2) Putnam Variable TrustPutnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from May 13, 2021 (inception) to December 31, 2021.

Nationwide Variable Insurance

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2) Fidelity VIP

Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from May 24, 2021 (inception) to December 31, 2021.

Fidelity VIP

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from May 25, 2021 (inception) to December 31, 2021.

ALPS Variable Investment Trust

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from June 1, 2021 (inception) to December 31, 2021.

Nationwide Variable Insurance

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from July 2, 2021 (inception) to December 31, 2021.

Fidelity VIP

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from July 6, 2021 (inception) to December 31, 2021.

Columbia Variable Portfolio

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)

Nationwide Variable Insurance

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from August 2, 2021 (inception) to December 31, 2021.

Franklin Templeton VIP Trust

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Invesco V. I.

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from September 20, 2021 (inception) to December 31, 2021.

Nationwide Variable Insurance

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from November 4, 2021 (inception) to December 31, 2021.

PIMCO Variable Insurance Trust

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from May 13, 2022 (inception) to December 31, 2022.

Fidelity VIP

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from June 9, 2022 (inception) to December 31, 2022.

American Funds Ins Series

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from August 3, 2022 (inception) to December 31, 2022.

Nationwide Variable Insurance

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Statement of operations for the period from January 1, 2022 to October 21, 2022 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2022 to October 21, 2022 (liquidation) and the year ended December 31, 2021.

Northern Lights

Northern Lights Probabilities (NOVPB1)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALCAI2	13,447	$1,230,821	$734,864	$-	$734,864	$-	$734,864	$734,864	$-	$734,864
ALVIVB	2,225	27,819	28,699	-	28,699	-	28,699	28,699	-	28,699
ALVSVA	57,413	1,206,527	954,211	-	954,211	1	954,210	954,210	-	954,210
AAEIP3	16,338	168,274	161,745	-	161,745	-	161,745	161,745	-	161,745
ARLPE3	1,641	21,312	15,561	-	15,561	-	15,561	15,561	-	15,561
ACVIP2	33,434	341,900	313,279	1	313,280	-	313,280	313,280	-	313,280
ACVMV2	30,205	656,905	639,450	-	639,450	1	639,449	639,449	-	639,449
ACVV2	7,690	97,593	95,822	-	95,822	1	95,821	95,821	-	95,821
AMVAA4	138,280	3,755,046	3,006,208	-	3,006,208	1	3,006,207	3,006,207	-	3,006,207
AMVBC4	247,150	3,449,134	3,049,836	1	3,049,837	-	3,049,837	3,049,837	-	3,049,837
AMVBD4	446,342	4,843,869	4,119,737	1	4,119,738	-	4,119,738	4,119,738	-	4,119,738
AMVGG4	78,643	3,020,379	2,320,740	2	2,320,742	-	2,320,742	2,320,742	-	2,320,742
AMVGI4	55,334	3,023,816	2,695,856	-	2,695,856	-	2,695,856	2,695,856	-	2,695,856
AMVGR4	86,215	9,033,952	6,348,842	-	6,348,842	2	6,348,840	6,348,840	-	6,348,840
AMVHI4	9,655	102,568	89,309	-	89,309	1	89,308	89,308	-	89,308
AMVI4	78,146	1,579,893	1,171,404	-	1,171,404	1	1,171,403	1,171,403	-	1,171,403
AMVNW4	124,840	3,597,285	2,726,514	1	2,726,515	-	2,726,515	2,726,515	-	2,726,515
AMVUA4	9,093	93,860	89,654	-	89,654	-	89,654	89,654	-	89,654
BRVHY3	103,187	763,949	665,555	3,423	668,978	-	668,978	668,978	-	668,978
BRVTR3	498,765	5,913,765	4,952,734	14,419	4,967,153	-	4,967,153	4,967,153	-	4,967,153
CLVHY2	4,421	29,747	25,154	-	25,154	1	25,153	25,153	-	25,153
DWVSVS	22,148	832,369	815,475	1	815,476	-	815,476	815,476	-	815,476
DFVEA	145,808	2,073,334	1,796,349	-	1,796,349	2	1,796,347	1,796,347	-	1,796,347
DFVGB	184,110	1,887,931	1,771,137	-	1,771,137	2	1,771,135	1,771,135	-	1,771,135
DFVGMI	102,292	1,578,923	1,395,260	2	1,395,262	-	1,395,262	1,395,262	-	1,395,262
DFVIS	98,927	1,333,617	1,063,464	1	1,063,465	-	1,063,465	1,063,465	-	1,063,465
DFVIV	109,508	1,453,384	1,340,380	-	1,340,380	2	1,340,378	1,340,378	-	1,340,378
DFVSTF	494,935	4,967,899	4,914,700	1	4,914,701	-	4,914,701	4,914,701	-	4,914,701
DFVULV	126,717	4,018,903	3,855,984	-	3,855,984	2	3,855,982	3,855,982	-	3,855,982
DFVUTV	116,556	2,747,200	2,394,059	2	2,394,061	-	2,394,061	2,394,061	-	2,394,061
ETVFR	240,667	2,145,945	2,031,232	-	2,031,232	1	2,031,231	2,031,231	-	2,031,231
FB2	20,055	444,286	375,826	-	375,826	-	375,826	375,826	-	375,826
FC2	75,114	3,538,479	2,744,675	-	2,744,675	-	2,744,675	2,744,675	-	2,744,675
FEMS2	26,425	344,038	260,546	2	260,548	-	260,548	260,548	-	260,548
FG2	4,191	344,956	290,295	-	290,295	1	290,294	290,294	-	290,294
FGI2	50,738	1,206,004	1,180,169	-	1,180,169	-	1,180,169	1,180,169	-	1,180,169
FGO2	5,385	304,426	214,931	-	214,931	1	214,930	214,930	-	214,930

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FIGBP2	299,173	3,815,353	3,132,346	-	3,132,346	2	3,132,344	3,132,344	-	3,132,344
FNRS2	22,858	557,428	572,148	-	572,148	1	572,147	572,147	-	572,147
FVICA2	26,365	550,051	434,759	-	434,759	-	434,759	434,759	-	434,759
FVSIS2	292,294	3,367,966	2,893,713	1	2,893,714	-	2,893,714	2,893,714	-	2,893,714
FVSS2	7,816	118,559	113,644	-	113,644	-	113,644	113,644	-	113,644
FEOVF	105,475	2,697,574	2,342,595	-	2,342,595	-	2,342,595	2,342,595	-	2,342,595
FTVGI2	4,156	51,169	51,872	1	51,873	-	51,873	51,873	-	51,873
GVMSAS	40,592	388,120	357,619	-	357,619	1	357,618	357,618	-	357,618
GVSSCS	51,201	655,075	525,833	-	525,833	-	525,833	525,833	-	525,833
GVFRB	42,250	1,012,137	997,941	-	997,941	2	997,939	997,939	-	997,939
GVTRBE	173,205	2,894,475	2,419,667	-	2,419,667	-	2,419,667	2,419,667	-	2,419,667
RCPF	208	14,372	14,997	-	14,997	1	14,996	14,996	-	14,996
RFSF	5,953	561,541	499,631	1	499,632	-	499,632	499,632	-	499,632
RTEL	173	10,402	9,108	1	9,109	-	9,109	9,109	-	9,109
SBLP	39	993	903	-	903	1	902	902	-	902
IVRE	6,629	109,711	86,440	-	86,440	1	86,439	86,439	-	86,439
OVGIS	8,761	214,759	137,895	-	137,895	1	137,894	137,894	-	137,894
OVGSS	6,523	311,960	197,647	-	197,647	-	197,647	197,647	-	197,647
OVIG	264,855	675,105	444,956	-	444,956	1	444,955	444,955	-	444,955
WRENG	811	4,376	4,110	-	4,110	-	4,110	4,110	-	4,110
WRMCG	149,918	2,152,310	1,419,721	1	1,419,722	-	1,419,722	1,419,722	-	1,419,722
JABS	20,927	978,722	888,765	1	888,766	-	888,766	888,766	-	888,766
JAFBS	89,424	1,170,772	982,766	-	982,766	-	982,766	982,766	-	982,766
JAGTS	70,617	1,169,748	735,122	-	735,122	-	735,122	735,122	-	735,122
JAMGS	7,198	579,372	451,897	-	451,897	2	451,895	451,895	-	451,895
JHEMV2	17,078	175,024	151,828	-	151,828	-	151,828	151,828	-	151,828
LZREMS	2,494	53,742	44,695	-	44,695	1	44,694	44,694	-	44,694
LVCLGI	8,349	328,094	225,995	-	225,995	-	225,995	225,995	-	225,995
SBVSG2	36,961	1,205,304	864,514	-	864,514	-	864,514	864,514	-	864,514
LOVBD	351,923	4,267,916	3,589,610	-	3,589,610	1	3,589,609	3,589,609	-	3,589,609
LOVTRC	74,333	1,190,679	1,036,938	-	1,036,938	-	1,036,938	1,036,938	-	1,036,938
MNCPS2	13,430	231,307	184,844	-	184,844	-	184,844	184,844	-	184,844
MEGSS	11,447	682,720	512,117	2	512,119	-	512,119	512,119	-	512,119
MV2RIS	70,943	1,272,886	1,054,217	-	1,054,217	1	1,054,216	1,054,216	-	1,054,216
MV3MVS	64,583	619,957	585,124	-	585,124	-	585,124	585,124	-	585,124
MVFSC	52,516	1,168,680	1,104,403	-	1,104,403	-	1,104,403	1,104,403	-	1,104,403
MVUSC	6,634	243,962	235,960	-	235,960	1	235,959	235,959	-	235,959

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
MSEMB	6,039	42,776	32,187	1	32,188	-	32,188	32,188	-	32,188
MSGI2	12,040	93,219	83,437	-	83,437	1	83,436	83,436	-	83,436
MSVEG2	19,533	155,799	133,413	-	133,413	-	133,413	133,413	-	133,413
DTRTFY	203,091	1,984,858	1,693,783	-	1,693,783	1	1,693,782	1,693,782	-	1,693,782
EIF	32,623	722,721	630,270	-	630,270	1	630,269	630,269	-	630,269
GBF	5,956	63,092	55,395	1	55,396	-	55,396	55,396	-	55,396
GEM2	311	3,315	3,137	-	3,137	1	3,136	3,136	-	3,136
GIG	82,988	917,183	753,532	1	753,533	-	753,533	753,533	-	753,533
GVDMA	21,221	244,897	165,526	3	165,529	-	165,529	165,529	-	165,529
GVDMC	302,646	3,180,855	2,502,878	-	2,502,878	-	2,502,878	2,502,878	-	2,502,878
GVEXD	1,647,682	20,283,868	12,275,234	-	12,275,234	2	12,275,232	12,275,232	-	12,275,232
GVIDA	80,209	981,579	693,806	-	693,806	-	693,806	693,806	-	693,806
GVIDC	123,889	1,267,697	1,080,312	1	1,080,313	-	1,080,313	1,080,313	-	1,080,313
GVIDM	114,480	1,252,827	863,182	-	863,182	-	863,182	863,182	-	863,182
GVIXY	61,046	631,341	564,064	-	564,064	-	564,064	564,064	-	564,064
IDPG2	1,308,866	14,687,837	11,819,063	1	11,819,064	-	11,819,064	11,819,064	-	11,819,064
IDPGI2	188,086	2,083,201	1,720,990	-	1,720,990	1	1,720,989	1,720,989	-	1,720,989
MCIFD	100,335	2,333,557	1,745,821	-	1,745,821	1	1,745,820	1,745,820	-	1,745,820
MSBF	17,066	149,551	146,937	-	146,937	1	146,936	146,936	-	146,936
NAMAA2	4,264,672	49,051,941	37,784,993	-	37,784,993	1	37,784,992	37,784,992	-	37,784,992
NAMGI2	9,913	125,498	121,334	-	121,334	-	121,334	121,334	-	121,334
NCPG2	1,287,422	15,350,911	14,187,393	2	14,187,395	-	14,187,395	14,187,395	-	14,187,395
NCPGI2	133,082	1,518,863	1,385,379	1	1,385,380	-	1,385,380	1,385,380	-	1,385,380
NJMMAY	7,394	71,659	62,703	-	62,703	1	62,702	62,702	-	62,702
NVAMV2	17,276	309,703	284,884	-	284,884	-	284,884	284,884	-	284,884
NVBXD	98,009	1,030,484	881,099	-	881,099	1	881,098	881,098	-	881,098
NVCCA2	13,589	145,433	135,071	-	135,071	-	135,071	135,071	-	135,071
NVCCN2	81,053	903,832	790,267	1	790,268	-	790,268	790,268	-	790,268
NVCMA2	52,573	556,138	490,508	-	490,508	-	490,508	490,508	-	490,508
NVCMC2	162,211	1,790,945	1,651,309	-	1,651,309	-	1,651,309	1,651,309	-	1,651,309
NVCMD2	47,316	557,583	483,574	-	483,574	-	483,574	483,574	-	483,574
NVCRA2	16,377	199,954	179,650	-	179,650	-	179,650	179,650	-	179,650
NVCRB2	404,833	4,605,867	4,177,878	-	4,177,878	1	4,177,877	4,177,877	-	4,177,877
NVDBL2	295,656	4,591,005	3,423,699	-	3,423,699	-	3,423,699	3,423,699	-	3,423,699
NVDCA2	5,476	84,211	58,922	-	58,922	1	58,921	58,921	-	58,921
NVFIY	145,823	1,538,772	1,334,284	-	1,334,284	1	1,334,283	1,334,283	-	1,334,283
NVGEY	156,638	2,164,467	1,994,001	-	1,994,001	-	1,994,001	1,994,001	-	1,994,001

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVMGA2	19,206	234,003	198,396	1	198,397	-	198,397	198,397	-	198,397
NVMIVZ	9,140	93,953	94,868	-	94,868	-	94,868	94,868	-	94,868
NVMMG2	69,403	611,108	312,312	-	312,312	-	312,312	312,312	-	312,312
NVMMV1	13,584	123,482	114,514	1	114,515	-	114,515	114,515	-	114,515
NVNMO2	13,690	180,445	148,266	-	148,266	-	148,266	148,266	-	148,266
NVNSR2	88,097	1,245,965	994,615	-	994,615	-	994,615	994,615	-	994,615
NVRE2	28,366	243,632	191,184	-	191,184	-	191,184	191,184	-	191,184
NVSIXD	611,190	5,917,515	4,308,888	1	4,308,889	-	4,308,889	4,308,889	-	4,308,889
SAM	18,913,565	18,913,565	18,913,565	2	18,913,567	-	18,913,567	18,913,567	-	18,913,567
SCF	10,469	218,839	169,184	-	169,184	1	169,183	169,183	-	169,183
SCGF2	9,547	128,497	93,468	-	93,468	-	93,468	93,468	-	93,468
SCVF	15,464	159,950	130,982	-	130,982	-	130,982	130,982	-	130,982
TRF2	10,488	246,261	229,369	-	229,369	1	229,368	229,368	-	229,368
PMUBAM	35,879	346,717	301,745	3	301,748	-	301,748	301,748	-	301,748
PMVAAD	10,735	114,440	94,036	-	94,036	-	94,036	94,036	-	94,036
PMVEBA	7,634	84,530	76,719	1	76,720	-	76,720	76,720	-	76,720
PMVFAD	1,281	11,007	9,363	-	9,363	-	9,363	9,363	-	9,363
PMVFHA	10,367	109,823	98,588	-	98,588	-	98,588	98,588	-	98,588
PMVHYA	10,168	78,773	68,840	-	68,840	2	68,838	68,838	-	68,838
PMVID	866,402	9,272,209	8,395,435	-	8,395,435	1	8,395,434	8,395,434	-	8,395,434
PMVLDA	98,866	989,760	937,253	-	937,253	-	937,253	937,253	-	937,253
PMVLGA	33,586	314,636	262,980	-	262,980	-	262,980	262,980	-	262,980
PMVRRA	14,830	192,145	170,544	-	170,544	-	170,544	170,544	-	170,544
PMVRSA	44,289	373,567	305,154	1	305,155	-	305,155	305,155	-	305,155
PMVTRA	408,594	4,332,049	3,669,178	-	3,669,178	2	3,669,176	3,669,176	-	3,669,176
PVSTA	290,644	2,942,059	2,935,501	2	2,935,503	-	2,935,503	2,935,503	-	2,935,503
PVDIB	146,036	737,974	689,291	1	689,292	-	689,292	689,292	-	689,292
PVIB	86,708	884,300	727,480	1	727,481	-	727,481	727,481	-	727,481
PVIGIB	8,936	99,427	89,897	-	89,897	1	89,896	89,896	-	89,896
PVTIGB	1,225	16,215	15,794	-	15,794	-	15,794	15,794	-	15,794
RWMVI	7,106	67,990	64,663	-	64,663	-	64,663	64,663	-	64,663
TRBCG2	69,630	3,105,475	2,035,296	-	2,035,296	1	2,035,295	2,035,295	-	2,035,295
TRHS2	32,185	1,856,483	1,690,378	-	1,690,378	-	1,690,378	1,690,378	-	1,690,378
VEEMS	22,069	274,810	187,147	-	187,147	-	187,147	187,147	-	187,147
VVGGS	22,315	182,116	169,368	-	169,368	1	169,367	169,367	-	169,367
VWHAS	6,228	180,509	169,159	-	169,159	1	169,158	169,158	-	169,158
VVB	217,621	5,284,043	4,726,718	-	4,726,718	1	4,726,717	4,726,717	-	4,726,717

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
VVCG	32,460	1,407,395	1,259,761	-	1,259,761	1	1,259,760	1,259,760	-	1,259,760
VVDV	162,004	2,539,209	2,269,672	-	2,269,672	2	2,269,670	2,269,670	-	2,269,670
VVEI	316,988	7,987,781	7,642,577	1	7,642,578	-	7,642,578	7,642,578	-	7,642,578
VVEIX	126,539	7,147,082	6,420,575	-	6,420,575	1	6,420,574	6,420,574	-	6,420,574
VVG	173,645	5,058,288	3,148,183	-	3,148,183	-	3,148,183	3,148,183	-	3,148,183
VVGBI	14,875	313,069	265,224	-	265,224	-	265,224	265,224	-	265,224
VVHGB	1,990,401	23,585,684	20,540,940	-	20,540,940	-	20,540,940	20,540,940	-	20,540,940
VVHYB	90,224	700,111	627,060	-	627,060	-	627,060	627,060	-	627,060
VVI	101,989	3,396,075	2,296,788	-	2,296,788	1	2,296,787	2,296,787	-	2,296,787
VVMCI	258,342	6,715,159	5,523,348	1	5,523,349	-	5,523,349	5,523,349	-	5,523,349
VVREI	105,558	1,539,423	1,217,088	1	1,217,089	-	1,217,089	1,217,089	-	1,217,089
VVSTC	922,005	9,653,146	9,146,288	-	9,146,288	-	9,146,288	9,146,288	-	9,146,288
VVTISI	338,392	7,480,063	6,446,366	-	6,446,366	1	6,446,365	6,446,365	-	6,446,365
VVTSM	314,729	15,090,864	13,313,028	1	13,313,029	-	13,313,029	13,313,029	-	13,313,029
SVDF	20,046	629,674	341,376	-	341,376	1	341,375	341,375	-	341,375
MGRFV	8,086	94,603	94,521	1	94,522	-	94,522	94,522	-	94,522

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	ALCAI2	ALVIVB	ALVSVA	AAEIP3	ARLPE3	ACVIP2	ACVMV2	ACVV2
Reinvested dividends	$-	1,185	11,241	7,100	2,139	18,640	8,230	3,162
Mortality and expense risk charges (note 2)	(1,157)	(40)	(1,447)	(637)	(32)	(512)	(559)	(227)

Net investment income (loss)	(1,157)	1,145	9,794	6,463	2,107	18,128	7,671	2,935

Realized gain (loss) on investments	(90,818)	(23)	1,652	5,086	881	(27,675)	(12,529)	(22,053)
Change in unrealized gain (loss) on investments	(359,459)	(4,965)	(325,006)	(7,280)	(12,497)	(31,315)	(34,727)	(5,752)

Net gain (loss) on investments	(450,277)	(4,988)	(323,354)	(2,194)	(11,616)	(58,990)	(47,256)	(27,805)

Reinvested capital gains	64,517	-	151,578	-	1,583	2,133	41,420	10,265

Net increase (decrease) in contract owners’ equity resulting from operations	$(386,917)	(3,843)	(161,982)	4,269	(7,926)	(38,729)	1,835	(14,605)

Investment Activity*:	AMVAA4	AMVBC4	AMVBD4	AMVGG4	AMVGI4	AMVGR4	AMVHI4	AMVI4
Reinvested dividends	$52,589	51,598	115,453	10,679	29,364	7,080	6,920	19,175
Mortality and expense risk charges (note 2)	(4,778)	(3,698)	(5,839)	(3,409)	(3,483)	(10,002)	(192)	(1,770)

Net investment income (loss)	47,811	47,900	109,614	7,270	25,881	(2,922)	6,728	17,405

Realized gain (loss) on investments	(14,502)	73,263	(94,166)	45,865	(43,759)	(363,591)	(7,201)	(35,561)
Change in unrealized gain (loss) on investments	(887,699)	(886,902)	(596,214)	(1,001,265)	(587,031)	(3,018,836)	(14,173)	(427,394)

Net gain (loss) on investments	(902,201)	(813,639)	(690,380)	(955,400)	(630,790)	(3,382,427)	(21,374)	(462,955)

Reinvested capital gains	327,657	595,871	46,447	254,730	220,720	946,063	-	171,877

Net increase (decrease) in contract owners’ equity resulting from operations	$(526,733)	(169,868)	(534,319)	(693,400)	(384,189)	(2,439,286)	(14,646)	(273,673)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	AMVNW4	AMVUA4	BRVHY3	BRVTR3	CLVHY2	DWVSVS	DFVEA	DFVGB
Reinvested dividends	$31,218	1,602	33,401	100,651	1,313	2,790	34,671	27,818
Mortality and expense risk charges (note 2)	(4,068)	(42)	(1,006)	(8,047)	(38)	(876)	(8,678)	(8,484)

Net investment income (loss)	27,150	1,560	32,395	92,604	1,275	1,914	25,993	19,334

Realized gain (loss) on investments	72,424	(71)	(4,619)	(168,742)	(90)	23,060	85,787	(44,479)
Change in unrealized gain (loss) on investments	(1,051,371)	(4,206)	(107,647)	(811,295)	(4,298)	(138,283)	(419,140)	(88,818)

Net gain (loss) on investments	(978,947)	(4,277)	(112,266)	(980,037)	(4,388)	(115,223)	(333,353)	(133,297)

Reinvested capital gains	247,213	-	-	961	186	37,190	50,864	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(704,584)	(2,717)	(79,871)	(886,472)	(2,927)	(76,119)	(256,496)	(113,963)

Investment Activity*:	DFVGMI	DFVIS	DFVIV	DFVSTF	DFVULV	DFVUTV	ETVFR	FB2
Reinvested dividends	$21,339	29,591	53,948	75,413	88,190	32,201	89,147	4,204
Mortality and expense risk charges (note 2)	(7,376)	(5,249)	(6,096)	(27,525)	(19,407)	(12,747)	(2,815)	(592)

Net investment income (loss)	13,963	24,342	47,852	47,888	68,783	19,454	86,332	3,612

Realized gain (loss) on investments	(5,496)	(15,890)	25,645	(74,405)	229,140	20,917	(24,880)	(7,171)
Change in unrealized gain (loss) on investments	(218,310)	(230,768)	(123,553)	(46,248)	(558,608)	(380,855)	(114,572)	(102,111)

Net gain (loss) on investments	(223,806)	(246,658)	(97,908)	(120,653)	(329,468)	(359,938)	(139,452)	(109,282)

Reinvested capital gains	20,826	20,145	14,992	-	47,667	190,738	-	23,040

Net increase (decrease) in contract owners’ equity resulting from operations	$(189,017)	(202,171)	(35,064)	(72,765)	(213,018)	(149,746)	(53,120)	(82,630)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	FC2	FEMS2	FG2	FGI2	FGO2	FIGBP2	FNRS2	FVICA2
Reinvested dividends	$8,062	4,457	658	18,183	-	69,697	14,251	409
Mortality and expense risk charges (note 2)	(4,173)	(390)	(378)	(1,482)	(319)	(4,667)	(1,101)	(586)

Net investment income (loss)	3,889	4,067	280	16,701	(319)	65,030	13,150	(177)

Realized gain (loss) on investments	(19,860)	(20,685)	(40,791)	43,924	(33,293)	(92,305)	132,045	(12,507)
Change in unrealized gain (loss) on investments	(1,002,730)	(42,670)	(42,352)	(114,572)	(84,394)	(579,612)	(1,364)	(119,851)

Net gain (loss) on investments	(1,022,590)	(63,355)	(83,143)	(70,648)	(117,687)	(671,917)	130,681	(132,358)

Reinvested capital gains	145,399	-	17,894	24,524	22,226	155,611	-	19,973

Net increase (decrease) in contract owners’ equity resulting from operations	$(873,302)	(59,288)	(64,969)	(29,423)	(95,780)	(451,276)	143,831	(112,562)

Investment Activity*:	FVSIS2	FVSS2	FEOVF	FTVGI2	GVMSAS	GVSSCS	GVFRB	GVTRBE
Reinvested dividends	$105,696	1,037	52,501	-	12,131	516	19,481	71,080
Mortality and expense risk charges (note 2)	(4,711)	(52)	(3,549)	(12)	(552)	(737)	(1,219)	(3,653)

Net investment income (loss)	100,985	985	48,952	(12)	11,579	(221)	18,262	67,427

Realized gain (loss) on investments	(73,298)	(132)	(3,769)	(15)	(7,900)	6,635	(11,940)	(118,173)
Change in unrealized gain (loss) on investments	(448,515)	(4,915)	(402,042)	825	(29,093)	(122,036)	(12,118)	(408,156)

Net gain (loss) on investments	(521,813)	(5,047)	(405,811)	810	(36,993)	(115,401)	(24,058)	(526,329)

Reinvested capital gains	3,349	4,406	152,194	-	-	6,063	-	5,611

Net increase (decrease) in contract owners’ equity resulting from operations	$(417,479)	344	(204,665)	798	(25,414)	(109,559)	(5,796)	(453,291)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	RCPF	RFSF	RTEL	SBLP	IVRE	OVGIS	OVGSS	OVIG
Reinvested dividends	$102	1,880	41	65	2,791	1,660	-	-
Mortality and expense risk charges (note 2)	(32)	(528)	(23)	(1)	(128)	(214)	(325)	(711)

Net investment income (loss)	70	1,352	18	64	2,663	1,446	(325)	(711)

Realized gain (loss) on investments	(2,754)	2,093	(2,940)	(9)	(256)	(78)	(14,171)	(38,773)
Change in unrealized gain (loss) on investments	(1,671)	(88,856)	(1,304)	(168)	(24,488)	(93,425)	(121,000)	(224,271)

Net gain (loss) on investments	(4,425)	(86,763)	(4,244)	(177)	(24,744)	(93,503)	(135,171)	(263,044)

Reinvested capital gains	824	25,571	-	-	-	57,673	39,223	91,264

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,531)	(59,840)	(4,226)	(113)	(22,081)	(34,384)	(96,273)	(172,491)

Investment Activity*:	WRENG	WRMCG	JABS	JAFBS	JAGTS	JAMGS	JHEMV2	LZREMS
Reinvested dividends	$112	-	9,940	20,461	-	458	5,638	1,555
Mortality and expense risk charges (note 2)	(1)	(2,477)	(1,652)	(1,445)	(1,217)	(786)	(515)	(71)

Net investment income (loss)	111	(2,477)	8,288	19,016	(1,217)	(328)	5,123	1,484

Realized gain (loss) on investments	-	(81,194)	18,473	(15,288)	(76,760)	(47,992)	16,646	440
Change in unrealized gain (loss) on investments	(266)	(923,839)	(267,292)	(170,076)	(461,786)	(152,845)	(40,888)	(9,879)

Net gain (loss) on investments	(266)	(1,005,033)	(248,819)	(185,364)	(538,546)	(200,837)	(24,242)	(9,439)

Reinvested capital gains	-	355,571	33,594	17,104	138,848	100,259	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(155)	(651,939)	(206,937)	(149,244)	(400,915)	(100,906)	(19,119)	(7,955)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	LVCLGI	SBVSG2	LOVBD	LOVTRC	MNCPS2	MEGSS	MV2RIS	MV3MVS
Reinvested dividends	$-	-	166,545	35,599	5,391	-	17,244	4,854
Mortality and expense risk charges (note 2)	(452)	(1,429)	(5,535)	(1,453)	(307)	(905)	(1,682)	(902)

Net investment income (loss)	(452)	(1,429)	161,010	34,146	5,084	(905)	15,562	3,952

Realized gain (loss) on investments	(18,635)	(61,080)	(88,796)	(64,172)	(16,159)	(96,177)	(38,592)	19,353
Change in unrealized gain (loss) on investments	(136,248)	(297,339)	(610,008)	(118,759)	(48,557)	(219,035)	(250,370)	(130,674)

Net gain (loss) on investments	(154,883)	(358,419)	(698,804)	(182,931)	(64,716)	(315,212)	(288,962)	(111,321)

Reinvested capital gains	20,323	19,932	10,367	1,966	22,970	79,647	24,139	51,024

Net increase (decrease) in contract owners’ equity resulting from operations	$(135,012)	(339,916)	(527,427)	(146,819)	(36,662)	(236,470)	(249,261)	(56,345)

Investment Activity*:	MVFSC	MVUSC	MSEMB	MSGI2	MSVEG2	DTRTFY	EIF	GBF
Reinvested dividends	$12,155	5,330	2,554	2,086	-	56,641	9,763	1,216
Mortality and expense risk charges (note 2)	(1,433)	(278)	(50)	(128)	(231)	(7,429)	(947)	(131)

Net investment income (loss)	10,722	5,052	2,504	1,958	(231)	49,212	8,816	1,085

Realized gain (loss) on investments	21,016	343	(417)	1,635	(235,619)	(84,971)	26,297	(12,460)
Change in unrealized gain (loss) on investments	(143,012)	(15,940)	(9,466)	(14,414)	(10,209)	(246,471)	(125,683)	(3,632)

Net gain (loss) on investments	(121,996)	(15,597)	(9,883)	(12,779)	(245,828)	(331,442)	(99,386)	(16,092)

Reinvested capital gains	63,987	9,371	-	4,413	144,400	-	61,683	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(47,287)	(1,174)	(7,379)	(6,408)	(101,659)	(282,230)	(28,887)	(15,007)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	GEM2	GIG	GVDMA	GVDMC	GVEXD	GVIDA	GVIDC	GVIDM
Reinvested dividends	$23	29,028	-	-	166,290	-	-	-
Mortality and expense risk charges (note 2)	(1)	(1,123)	(270)	(3,001)	(55,592)	(930)	(1,569)	(1,431)

Net investment income (loss)	22	27,905	(270)	(3,001)	110,698	(930)	(1,569)	(1,431)

Realized gain (loss) on investments	(9)	(11,957)	875	12,567	382,005	(9,024)	4,640	52,252
Change in unrealized gain (loss) on investments	(178)	(227,527)	(92,231)	(726,547)	(9,619,617)	(297,012)	(218,991)	(530,714)

Net gain (loss) on investments	(187)	(239,484)	(91,356)	(713,980)	(9,237,612)	(306,036)	(214,351)	(478,462)

Reinvested capital gains	-	93,448	58,181	464,225	6,787,333	195,881	82,488	272,299

Net increase (decrease) in contract owners’ equity resulting from operations	$(165)	(118,131)	(33,445)	(252,756)	(2,339,581)	(111,085)	(133,432)	(207,594)

Investment Activity*:	GVIXY	IDPG2	IDPGI2	MCIFD	MSBF	NAMAA2	NAMGI2	NCPG2
Reinvested dividends	$23,456	-	-	24,286	5,461	-	-	-
Mortality and expense risk charges (note 2)	(2,437)	(15,699)	(2,520)	(9,166)	(251)	(47,591)	(185)	(21,328)

Net investment income (loss)	21,019	(15,699)	(2,520)	15,120	5,210	(47,591)	(185)	(21,328)

Realized gain (loss) on investments	3,059	78,459	(6,296)	4,208	4,876	(120,241)	255	345,732
Change in unrealized gain (loss) on investments	(82,625)	(3,779,878)	(441,145)	(785,140)	(14,994)	(13,037,948)	(21,526)	(2,688,256)

Net gain (loss) on investments	(79,566)	(3,701,419)	(447,441)	(780,932)	(10,118)	(13,158,189)	(21,271)	(2,342,524)

Reinvested capital gains	-	2,058,036	187,653	484,244	-	8,768,123	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(58,547)	(1,659,082)	(262,308)	(281,568)	(4,908)	(4,437,657)	(21,456)	(2,363,852)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	NCPGI2	NJMMAY	NVAMV2	NVBXD	NVCCA2	NVCCN2	NVCMA2	NVCMC2
Reinvested dividends	$-	-	2,997	23,144	-	-	-	-
Mortality and expense risk charges (note 2)	(2,132)	(338)	(454)	(8,433)	(208)	(1,251)	(781)	(2,032)

Net investment income (loss)	(2,132)	(338)	2,543	14,711	(208)	(1,251)	(781)	(2,032)

Realized gain (loss) on investments	7,929	(3,936)	(24,822)	(319,887)	470	(11,105)	(8,010)	4,074
Change in unrealized gain (loss) on investments	(225,887)	(7,497)	(41,171)	(78,541)	(29,567)	(116,749)	(94,307)	(212,508)

Net gain (loss) on investments	(217,958)	(11,433)	(65,993)	(398,428)	(29,097)	(127,854)	(102,317)	(208,434)

Reinvested capital gains	-	682	51,571	7,107	6,075	17,837	10,230	39,429

Net increase (decrease) in contract owners’ equity resulting from operations	$(220,090)	(11,089)	(11,879)	(376,610)	(23,230)	(111,268)	(92,868)	(171,037)

Investment Activity*:	NVCMD2	NVCRA2	NVCRB2	NVDBL2	NVDCA2	NVFIY	NVGEY	NVMGA2
Reinvested dividends	$-	-	-	-	-	31,428	42,735	-
Mortality and expense risk charges (note 2)	(857)	(245)	(5,788)	(4,593)	(87)	(6,522)	(6,675)	(282)

Net investment income (loss)	(857)	(245)	(5,788)	(4,593)	(87)	24,906	36,060	(282)

Realized gain (loss) on investments	(11,892)	(99)	(1,404)	(42,919)	(4,632)	(30,306)	2,610	(249)
Change in unrealized gain (loss) on investments	(109,476)	(24,367)	(668,503)	(1,173,144)	(28,294)	(179,825)	(185,066)	(29,846)

Net gain (loss) on investments	(121,368)	(24,466)	(669,907)	(1,216,063)	(32,926)	(210,131)	(182,456)	(30,095)

Reinvested capital gains	17,589	706	132,066	736,447	23,439	-	3	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(104,636)	(24,005)	(543,629)	(484,209)	(9,574)	(185,225)	(146,393)	(30,377)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	NVMIVZ	NVMMG2	NVMMV1	NVNMO2	NVNSR2	NVRE2	NVSIXD	SAM
Reinvested dividends	$-	-	1,860	496	5,478	2,798	51,611	240,786
Mortality and expense risk charges (note 2)	(8)	(504)	(183)	(210)	(1,520)	(235)	(22,482)	(21,586)

Net investment income (loss)	(8)	(504)	1,677	286	3,958	2,563	29,129	219,200

Realized gain (loss) on investments	4	(68,917)	9,270	4,646	(800)	13,454	(43,697)	-
Change in unrealized gain (loss) on investments	915	(213,196)	(28,756)	(45,477)	(334,621)	(84,894)	(1,645,620)	-

Net gain (loss) on investments	919	(282,113)	(19,486)	(40,831)	(335,421)	(71,440)	(1,689,317)	-

Reinvested capital gains	-	113,792	10,864	17,964	73,736	14,640	592,042	424

Net increase (decrease) in contract owners’ equity resulting from operations	$911	(168,825)	(6,945)	(22,581)	(257,727)	(54,237)	(1,068,146)	219,624

Investment Activity*:	SCF	SCGF2	SCVF	TRF2	PMUBAM	PMVAAD	PMVEBA	PMVFAD
Reinvested dividends	$825	-	474	2,203	9,986	6,367	2,586	126
Mortality and expense risk charges (note 2)	(240)	(106)	(171)	(1,002)	(505)	(118)	(80)	(12)

Net investment income (loss)	585	(106)	303	1,201	9,481	6,249	2,506	114

Realized gain (loss) on investments	925	(4,370)	(3,136)	(108,197)	(28,239)	(2,449)	(5,004)	(78)
Change in unrealized gain (loss) on investments	(71,550)	(32,369)	(29,452)	(38,839)	(43,474)	(20,689)	(5,056)	(1,645)

Net gain (loss) on investments	(70,625)	(36,739)	(32,588)	(147,036)	(71,713)	(23,138)	(10,060)	(1,723)

Reinvested capital gains	39,376	11,547	19,987	24,721	42,714	7,017	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(30,664)	(25,298)	(12,298)	(121,114)	(19,518)	(9,872)	(7,554)	(1,609)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	PMVFHA	PMVHYA	PMVID	PMVLDA	PMVLGA	PMVRRA	PMVRSA	PMVTRA
Reinvested dividends	$1,457	3,459	305,304	15,178	5,001	11,695	135,970	107,407
Mortality and expense risk charges (note 2)	(141)	(103)	(12,281)	(1,280)	(361)	(251)	(776)	(6,181)

Net investment income (loss)	1,316	3,356	293,023	13,898	4,640	11,444	135,194	101,226

Realized gain (loss) on investments	(863)	(255)	(102,999)	(13,560)	(53,383)	(8,566)	(128,179)	(333,580)
Change in unrealized gain (loss) on investments	(10,220)	(10,789)	(915,548)	(46,289)	(49,108)	(22,671)	(73,365)	(444,288)

Net gain (loss) on investments	(11,083)	(11,044)	(1,018,547)	(59,849)	(102,491)	(31,237)	(201,544)	(777,868)

Reinvested capital gains	38	-	695	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,729)	(7,688)	(724,829)	(45,951)	(97,851)	(19,793)	(66,350)	(676,642)

Investment Activity*:	PVSTA	PVDIB	PVIB	PVIGIB	PVTIGB	RWMVI	TRBCG2	TRHS2
Reinvested dividends	$42,507	33,962	48,198	1,728	-	3,266	-	-
Mortality and expense risk charges (note 2)	(3,364)	(1,051)	(1,226)	(132)	(15)	(17)	(3,310)	(2,116)

Net investment income (loss)	39,143	32,911	46,972	1,596	(15)	3,249	(3,310)	(2,116)

Realized gain (loss) on investments	(30,180)	(34,472)	(89,116)	(870)	(13)	(394)	(64,368)	(16,495)
Change in unrealized gain (loss) on investments	717	(37,732)	(88,619)	(9,819)	(421)	(3,327)	(1,152,274)	(204,719)

Net gain (loss) on investments	(29,463)	(72,204)	(177,735)	(10,689)	(434)	(3,721)	(1,216,642)	(221,214)

Reinvested capital gains	3,519	10,725	-	3,013	-	-	110,857	29,038

Net increase (decrease) in contract owners’ equity resulting from operations	$13,199	(28,568)	(130,763)	(6,080)	(449)	(472)	(1,109,095)	(194,292)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	VEEMS	VVGGS	VWHAS	VVB	VVCG	VVDV	VVEI	VVEIX
Reinvested dividends	$-	-	2,400	68,468	8,195	23,395	187,864	72,946
Mortality and expense risk charges (note 2)	(325)	(660)	(647)	(22,072)	(5,431)	(11,355)	(36,815)	(29,439)

Net investment income (loss)	(325)	(660)	1,753	46,396	2,764	12,040	151,049	43,507

Realized gain (loss) on investments	(89,690)	(361,836)	(110,332)	(1,271)	91,539	143,104	384,531	262,639
Change in unrealized gain (loss) on investments	(37,070)	21,796	(15,525)	(1,012,583)	(372,940)	(634,044)	(1,423,185)	(1,753,125)

Net gain (loss) on investments	(126,760)	(340,040)	(125,857)	(1,013,854)	(281,401)	(490,940)	(1,038,654)	(1,490,486)

Reinvested capital gains	38,035	-	-	342,966	88,553	185,084	798,687	243,915

Net increase (decrease) in contract owners’ equity resulting from operations	$(89,050)	(340,700)	(124,104)	(624,492)	(190,084)	(293,816)	(88,918)	(1,203,064)

Investment Activity*:	VVG	VVGBI	VVHGB	VVHYB	VVI	VVMCI	VVREI	VVSTC
Reinvested dividends	$-	10,481	407,256	43,578	26,940	59,764	25,663	171,260
Mortality and expense risk charges (note 2)	(16,692)	(1,652)	(100,736)	(4,189)	(11,107)	(28,110)	(7,580)	(47,309)

Net investment income (loss)	(16,692)	8,829	306,520	39,389	15,833	31,654	18,083	123,951

Realized gain (loss) on investments	(30,745)	(22,663)	(670,465)	(1,530)	(102,279)	98,320	141,048	(393,577)
Change in unrealized gain (loss) on investments	(2,496,468)	(43,656)	(2,809,079)	(136,421)	(1,121,555)	(1,892,427)	(756,766)	(423,330)

Net gain (loss) on investments	(2,527,213)	(66,319)	(3,479,544)	(137,951)	(1,223,834)	(1,794,107)	(615,718)	(816,907)

Reinvested capital gains	1,078,086	3,871	144,510	-	399,371	566,948	57,965	81,742

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,465,819)	(53,619)	(3,028,514)	(98,562)	(808,630)	(1,195,505)	(539,670)	(611,214)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	VVTISI	VVTSM	SVDF	MGRFV	NOVPB1
Reinvested dividends	$187,106	135,971	-	1,506	-
Mortality and expense risk charges (note 2)	(29,087)	(60,952)	(549)	(148)	(9)

Net investment income (loss)	158,019	75,019	(549)	1,358	(9)

Realized gain (loss) on investments	182,449	485,491	(72,726)	874	(3,756)
Change in unrealized gain (loss) on investments	(1,545,619)	(3,804,534)	(252,705)	(1,634)	(925)

Net gain (loss) on investments	(1,363,170)	(3,319,043)	(325,431)	(760)	(4,681)

Reinvested capital gains	195,866	728,343	135,721	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,009,285)	(2,515,681)	(190,259)	598	(4,690)

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ALCAI2		ALVIVB		ALVSVA		AAEIP3
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(1,157)	(1,161)	1,145	463	9,794	3,089	6,463	1,375
Realized gain (loss) on investments	(90,818)	83,517	(23)	104	1,652	59,047	5,086	92
Change in unrealized gain (loss) on investments	(359,459)	(200,586)	(4,965)	2,444	(325,006)	38,589	(7,280)	750
Reinvested capital gains	64,517	234,881	-	-	151,578	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(386,917)	116,651	(3,843)	3,011	(161,982)	100,725	4,269	2,217

Equity transactions:
Purchase payments received from contract owners (note 4)	177,797	322,852	-	-	194,185	221,800	14,771	73,977
Transfers between funds	(234,365)	456,113	3,393	(846)	217,263	305,484	3,237	70,804
Redemptions (notes 2, 3, and 4)	(21,070)	(274,235)	(1,132)	(702)	(97,055)	(7,011)	(6,560)	(759)
Adjustments to maintain reserves	(386)	(4)	(14)	2	(482)	(5)	(211)	-

Net equity transactions	(78,024)	504,726	2,247	(1,546)	313,911	520,268	11,237	144,022

Net change in contract owners’ equity	(464,941)	621,377	(1,596)	1,465	151,929	620,993	15,506	146,239
Contract owners’ equity at beginning of period	1,199,805	578,428	30,295	28,830	802,281	181,288	146,239	-

Contract owners’ equity at end of period	$734,864	1,199,805	28,699	30,295	954,210	802,281	161,745	146,239

CHANGE IN UNITS:
Beginning units	59,305	33,991	2,435	2,564	53,030	16,258	13,920	-
Units purchased	21,332	49,814	347	13	39,086	49,587	70,912	14,141
Units redeemed	(23,300)	(24,500)	(100)	(142)	(17,211)	(12,815)	(71,683)	(221)

Ending units	57,337	59,305	2,682	2,435	74,905	53,030	13,149	13,920

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ARLPE3		ACVIP2		ACVMV2		ACVV2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$2,107	1,088	18,128	4,555	7,671	2,012	2,935	415
Realized gain (loss) on investments	881	1,248	(27,675)	1,876	(12,529)	9,970	(22,053)	411
Change in unrealized gain (loss) on investments	(12,497)	3,045	(31,315)	1,663	(34,727)	13,650	(5,752)	3,980
Reinvested capital gains	1,583	-	2,133	-	41,420	-	10,265	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,926)	5,381	(38,729)	8,094	1,835	25,632	(14,605)	4,806

Equity transactions:
Purchase payments received from contract owners (note 4)	-	1,400	35,275	123,045	75,223	116,120	-	8,132
Transfers between funds	(2,726)	(3,213)	109,995	86,854	361,136	11,183	124,796	82,256
Redemptions (notes 2, 3, and 4)	(237)	(193)	(23,988)	(3,015)	(30,695)	(3,562)	(109,365)	(124)
Adjustments to maintain reserves	(12)	(2)	(170)	(8)	(185)	(3)	(75)	-

Net equity transactions	(2,975)	(2,008)	121,112	206,876	405,479	123,738	15,356	90,264

Net change in contract owners’ equity	(10,901)	3,373	82,383	214,970	407,314	149,370	751	95,070
Contract owners’ equity at beginning of period	26,462	23,089	230,897	15,927	232,135	82,765	95,070	-

Contract owners’ equity at end of period	$15,561	26,462	313,280	230,897	639,449	232,135	95,821	95,070

CHANGE IN UNITS:
Beginning units	1,550	1,673	18,713	1,368	14,457	6,328	5,827	-
Units purchased	355	91	50,566	25,690	37,578	12,022	14,298	7,296
Units redeemed	(620)	(214)	(40,010)	(8,345)	(11,572)	(3,893)	(14,259)	(1,469)

Ending units	1,285	1,550	29,269	18,713	40,463	14,457	5,866	5,827

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AMVAA4		AMVBC4		AMVBD4		AMVGG4
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$47,811	43,446	47,900	22,785	109,614	38,673	7,270	1,143
Realized gain (loss) on investments	(14,502)	86,110	73,263	80,629	(94,166)	(376)	45,865	82,294
Change in unrealized gain (loss) on investments	(887,699)	80,841	(886,902)	366,561	(596,214)	(143,803)	(1,001,265)	114,771
Reinvested capital gains	327,657	56,225	595,871	-	46,447	104,197	254,730	102,001

Net increase (decrease) in contract owners’ equity resulting from operations	(526,733)	266,622	(169,868)	469,975	(534,319)	(1,309)	(693,400)	300,209

Equity transactions:
Purchase payments received from contract owners (note 4)	119,440	1,429,747	331,513	677,357	978,668	1,535,434	303,081	966,897
Transfers between funds	(75,482)	1,461,930	867,518	(25,199)	225,673	903,887	253,053	400,657
Redemptions (notes 2, 3, and 4)	(722,709)	(126,696)	(112,055)	(205,064)	(150,007)	(158,598)	(412,584)	(171,152)
Adjustments to maintain reserves	(1,594)	2	(1,230)	(2)	(1,946)	(3)	(1,136)	7

Net equity transactions	(680,345)	2,764,983	1,085,746	447,092	1,052,388	2,280,720	142,414	1,196,409

Net change in contract owners’ equity	(1,207,078)	3,031,605	915,878	917,067	518,069	2,279,411	(550,986)	1,496,618
Contract owners’ equity at beginning of period	4,213,285	1,181,680	2,133,959	1,216,892	3,601,669	1,322,258	2,871,728	1,375,110

Contract owners’ equity at end of period	$3,006,207	4,213,285	3,049,837	2,133,959	4,119,738	3,601,669	2,320,742	2,871,728

CHANGE IN UNITS:
Beginning units	290,044	93,234	136,288	98,902	310,983	113,272	157,040	87,157
Units purchased	52,854	245,686	107,268	69,155	156,655	232,987	63,813	93,923
Units redeemed	(102,722)	(48,876)	(29,819)	(31,769)	(59,134)	(35,276)	(51,485)	(24,040)

Ending units	240,176	290,044	213,737	136,288	408,504	310,983	169,368	157,040

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AMVGI4		AMVGR4		AMVHI4		AMVI4
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$25,881	14,792	(2,922)	(4,633)	6,728	4,383	17,405	22,539
Realized gain (loss) on investments	(43,759)	37,467	(363,591)	246,366	(7,201)	685	(35,561)	11,882
Change in unrealized gain (loss) on investments	(587,031)	236,088	(3,018,836)	45,004	(14,173)	(513)	(427,394)	(63,002)
Reinvested capital gains	220,720	15,711	946,063	726,653	-	-	171,877	-

Net increase (decrease) in contract owners’ equity resulting from operations	(384,189)	304,058	(2,439,286)	1,013,390	(14,646)	4,555	(273,673)	(28,581)

Equity transactions:
Purchase payments received from contract owners (note 4)	885,658	834,153	1,151,915	4,394,245	47,528	110,276	169,348	256,540
Transfers between funds	139,960	296,454	764,503	491,600	(7,929)	(1,061)	273,856	403,218
Redemptions (notes 2, 3, and 4)	(119,479)	(92,516)	(699,313)	(137,640)	(76,145)	(14,067)	(92,732)	(70,583)
Adjustments to maintain reserves	(1,161)	6	(3,337)	4	(63)	(4)	(591)	(6)

Net equity transactions	904,978	1,038,097	1,213,768	4,748,209	(36,609)	95,144	349,881	589,169

Net change in contract owners’ equity	520,789	1,342,155	(1,225,518)	5,761,599	(51,255)	99,699	76,208	560,588
Contract owners’ equity at beginning of period	2,175,067	832,912	7,574,358	1,812,759	140,563	40,864	1,095,195	534,607

Contract owners’ equity at end of period	$2,695,856	2,175,067	6,348,840	7,574,358	89,308	140,563	1,171,403	1,095,195

CHANGE IN UNITS:
Beginning units	134,615	63,691	346,412	100,682	11,454	3,595	87,532	41,912
Units purchased	100,662	88,420	161,959	288,081	10,137	9,401	47,759	59,000
Units redeemed	(34,566)	(17,496)	(92,057)	(42,351)	(13,531)	(1,542)	(16,513)	(13,380)

Ending units	200,711	134,615	416,314	346,412	8,060	11,454	118,778	87,532

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AMVNW4		AMVUA4		BRVHY3		BRVTR3
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$27,150	15,693	1,560	-	32,395	20,329	92,604	53,137
Realized gain (loss) on investments	72,424	69,008	(71)	-	(4,619)	429	(168,742)	(8,613)
Change in unrealized gain (loss) on investments	(1,051,371)	(96,122)	(4,206)	-	(107,647)	4,727	(811,295)	(120,384)
Reinvested capital gains	247,213	90,460	-	-	-	2,111	961	16,907

Net increase (decrease) in contract owners’ equity resulting from operations	(704,584)	79,039	(2,717)	-	(79,871)	27,596	(886,472)	(58,953)

Equity transactions:
Purchase payments received from contract owners (note 4)	415,908	1,124,873	10,000	-	2,585	624,923	316,998	4,395,240
Transfers between funds	208,161	615,110	83,526	-	2,898	35,851	(135,474)	298,766
Redemptions (notes 2, 3, and 4)	(423,950)	(147,378)	(1,141)	-	(4,826)	(3,212)	(365,590)	(153,047)
Adjustments to maintain reserves	(1,354)	1	(14)	-	328	2,514	6,290	3,398

Net equity transactions	198,765	1,592,606	92,371	-	985	660,076	(177,776)	4,544,357

Net change in contract owners’ equity	(505,819)	1,671,645	89,654	-	(78,886)	687,672	(1,064,248)	4,485,404
Contract owners’ equity at beginning of period	3,232,334	1,560,689	-	-	747,864	60,192	6,031,401	1,545,997

Contract owners’ equity at end of period	$2,726,515	3,232,334	89,654	-	668,978	747,864	4,967,153	6,031,401

CHANGE IN UNITS:
Beginning units	215,450	108,626	-	-	61,365	5,186	529,909	133,261
Units purchased	83,519	124,015	10,236	-	9,667	67,402	76,012	442,109
Units redeemed	(64,751)	(17,191)	(847)	-	(9,540)	(11,223)	(95,868)	(45,461)

Ending units	234,218	215,450	9,389	-	61,492	61,365	510,053	529,909

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	CLVHY2		DWVSVS		DFVEA		DFVGB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$1,275	389	1,914	1,706	25,993	29,001	19,334	6,625
Realized gain (loss) on investments	(90)	-	23,060	16,247	85,787	25,119	(44,479)	61
Change in unrealized gain (loss) on investments	(4,298)	(296)	(138,283)	87,031	(419,140)	62,429	(88,818)	(28,191)
Reinvested capital gains	186	-	37,190	-	50,864	81,836	-	126

Net increase (decrease) in contract owners’ equity resulting from operations	(2,927)	93	(76,119)	104,984	(256,496)	198,385	(113,963)	(21,379)

Equity transactions:
Purchase payments received from contract owners (note 4)	20,859	8,148	38,176	143,945	429,000	912,824	315,714	571,395
Transfers between funds	-	-	278,061	136,673	(123,029)	265,888	208,950	837,207
Redemptions (notes 2, 3, and 4)	(1,005)	(2)	(35,223)	(16,275)	(72,947)	(31,084)	(53,204)	(10,159)
Adjustments to maintain reserves	(13)	-	(292)	(4)	(869)	(1)	(849)	5

Net equity transactions	19,841	8,146	280,722	264,339	232,155	1,147,627	470,611	1,398,448

Net change in contract owners’ equity	16,914	8,239	204,603	369,323	(24,341)	1,346,012	356,648	1,377,069
Contract owners’ equity at beginning of period	8,239	-	610,873	241,550	1,820,688	474,676	1,414,487	37,418

Contract owners’ equity at end of period	$25,153	8,239	815,476	610,873	1,796,347	1,820,688	1,771,135	1,414,487

CHANGE IN UNITS:
Beginning units	678	-	41,476	21,935	115,442	37,228	138,929	3,617
Units purchased	1,731	678	32,236	31,152	44,452	87,632	105,177	136,770
Units redeemed	(85)	-	(10,412)	(11,611)	(27,217)	(9,418)	(57,363)	(1,458)

Ending units	2,324	678	63,300	41,476	132,677	115,442	186,743	138,929

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	DFVGMI		DFVIS		DFVIV		DFVSTF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$13,963	18,233	24,342	22,004	47,852	39,771	47,888	(10,488)
Realized gain (loss) on investments	(5,496)	2,887	(15,890)	33,244	25,645	29,421	(74,405)	(2,054)
Change in unrealized gain (loss) on investments	(218,310)	30,093	(230,768)	(65,590)	(123,553)	(5,442)	(46,248)	(5,027)
Reinvested capital gains	20,826	53,719	20,145	68,848	14,992	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(189,017)	104,932	(202,171)	58,506	(35,064)	63,750	(72,765)	(17,569)

Equity transactions:
Purchase payments received from contract owners (note 4)	13,640	994,164	93,284	462,447	204,635	338,481	1,369,863	2,212,575
Transfers between funds	(36,689)	599,266	179,113	354,593	207,980	543,116	508,869	1,301,634
Redemptions (notes 2, 3, and 4)	(82,840)	(40,804)	(50,815)	(72,169)	(138,241)	(12,824)	(813,237)	(105,661)
Adjustments to maintain reserves	(737)	(4)	(525)	(5)	(611)	(2)	(2,753)	1

Net equity transactions	(106,626)	1,552,622	221,057	744,866	273,763	868,771	1,062,742	3,408,549

Net change in contract owners’ equity	(295,643)	1,657,554	18,886	803,372	238,699	932,521	989,977	3,390,980
Contract owners’ equity at beginning of period	1,690,905	33,351	1,044,579	241,207	1,101,679	169,158	3,924,724	533,744

Contract owners’ equity at end of period	$1,395,262	1,690,905	1,063,465	1,044,579	1,340,378	1,101,679	4,914,701	3,924,724

CHANGE IN UNITS:
Beginning units	121,774	2,728	73,909	19,445	88,704	15,999	389,525	52,583
Units purchased	1,699	122,494	27,368	68,585	75,251	86,005	800,988	531,503
Units redeemed	(10,004)	(3,448)	(9,409)	(14,121)	(51,552)	(13,300)	(694,312)	(194,561)

Ending units	113,469	121,774	91,868	73,909	112,403	88,704	496,201	389,525

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	DFVULV		DFVUTV		ETVFR		FB2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$68,783	50,107	19,454	28,883	86,332	8,744	3,612	2,118
Realized gain (loss) on investments	229,140	108,079	20,917	258,736	(24,880)	(77)	(7,171)	13,402
Change in unrealized gain (loss) on investments	(558,608)	297,770	(380,855)	(76,378)	(114,572)	12	(102,111)	22,598
Reinvested capital gains	47,667	-	190,738	190,420	-	-	23,040	19,061

Net increase (decrease) in contract owners’ equity resulting from operations	(213,018)	455,956	(149,746)	401,661	(53,120)	8,679	(82,630)	57,179

Equity transactions:
Purchase payments received from contract owners (note 4)	319,222	1,940,665	73,195	1,242,563	938,101	352,904	15,352	158,283
Transfers between funds	81,038	754,142	(287,303)	684,508	186,252	669,511	40,885	60,837
Redemptions (notes 2, 3, and 4)	(297,605)	(92,403)	(95,198)	(84,351)	(100,893)	(7,498)	(10,096)	(27,027)
Adjustments to maintain reserves	(1,941)	(1)	(1,273)	(1)	(938)	(4)	(198)	(4)

Net equity transactions	100,714	2,602,403	(310,579)	1,842,719	1,022,522	1,014,913	45,943	192,089

Net change in contract owners’ equity	(112,304)	3,058,359	(460,325)	2,244,380	969,402	1,023,592	(36,687)	249,268
Contract owners’ equity at beginning of period	3,968,286	909,927	2,854,386	610,006	1,061,829	38,237	412,513	163,245

Contract owners’ equity at end of period	$3,855,982	3,968,286	2,394,061	2,854,386	2,031,231	1,061,829	375,826	412,513

CHANGE IN UNITS:
Beginning units	278,229	80,602	182,489	54,176	97,821	3,643	25,043	11,670
Units purchased	130,580	236,596	62,743	188,322	156,791	103,992	9,716	21,160
Units redeemed	(123,025)	(38,969)	(84,561)	(60,009)	(61,835)	(9,814)	(6,815)	(7,787)

Ending units	285,784	278,229	160,671	182,489	192,777	97,821	27,944	25,043

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FC2		FEMS2		FG2		FGI2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$3,889	(2,954)	4,067	5,202	280	(126)	16,701	15,113
Realized gain (loss) on investments	(19,860)	118,404	(20,685)	(2,113)	(40,791)	144	43,924	18,479
Change in unrealized gain (loss) on investments	(1,002,730)	120,586	(42,670)	(40,822)	(42,352)	(12,309)	(114,572)	42,222
Reinvested capital gains	145,399	332,443	-	20,866	17,894	23,030	24,524	25,039

Net increase (decrease) in contract owners’ equity resulting from operations	(873,302)	568,479	(59,288)	(16,867)	(64,969)	10,739	(29,423)	100,853

Equity transactions:
Purchase payments received from contract owners (note 4)	189,242	1,796,944	17,816	267,720	80,050	143,279	104,578	317,373
Transfers between funds	422,124	174,535	22,265	37,172	116,908	109,063	277,000	236,103
Redemptions (notes 2, 3, and 4)	(148,676)	(76,757)	(7,110)	(1,033)	(103,920)	(730)	(62,996)	(19,752)
Adjustments to maintain reserves	(1,394)	(8)	(127)	-	(126)	-	(494)	(6)

Net equity transactions	461,296	1,894,714	32,844	303,859	92,912	251,612	318,088	533,718

Net change in contract owners’ equity	(412,006)	2,463,193	(26,444)	286,992	27,943	262,351	288,665	634,571
Contract owners’ equity at beginning of period	3,156,681	693,488	286,992	-	262,351	-	891,504	256,933

Contract owners’ equity at end of period	$2,744,675	3,156,681	260,548	286,992	290,294	262,351	1,180,169	891,504

CHANGE IN UNITS:
Beginning units	161,002	45,010	30,875	-	23,309	-	56,383	20,375
Units purchased	49,445	148,050	9,887	34,913	38,004	23,699	34,661	40,205
Units redeemed	(19,637)	(32,058)	(5,491)	(4,038)	(27,018)	(390)	(12,176)	(4,197)

Ending units	190,810	161,002	35,271	30,875	34,295	23,309	78,868	56,383

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FGO2		FIGBP2		FNRS2		FVICA2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(319)	(55)	65,030	48,848	13,150	2,919	(177)	(205)
Realized gain (loss) on investments	(33,293)	1,688	(92,305)	4,016	132,045	5,831	(12,507)	2,552
Change in unrealized gain (loss) on investments	(84,394)	(5,101)	(579,612)	(124,635)	(1,364)	15,770	(119,851)	4,559
Reinvested capital gains	22,226	1,922	155,611	71,895	-	-	19,973	10,434

Net increase (decrease) in contract owners’ equity resulting from operations	(95,780)	(1,546)	(451,276)	124	143,831	24,520	(112,562)	17,340

Equity transactions:
Purchase payments received from contract owners (note 4)	115,119	78,172	560,874	1,366,703	47,070	188,475	189,903	89,222
Transfers between funds	121,401	5,125	(202,346)	773,728	218,741	20,821	37,805	231,272
Redemptions (notes 2, 3, and 4)	(7,128)	(328)	(53,871)	(34,971)	(79,554)	(3,053)	(13,047)	(4,977)
Adjustments to maintain reserves	(104)	(1)	(1,557)	5	(368)	1	(197)	-

Net equity transactions	229,288	82,968	303,100	2,105,465	185,889	206,244	214,464	315,517

Net change in contract owners’ equity	133,508	81,422	(148,176)	2,105,589	329,720	230,764	101,902	332,857
Contract owners’ equity at beginning of period	81,422	-	3,280,520	1,174,931	242,427	11,663	332,857	-

Contract owners’ equity at end of period	$214,930	81,422	3,132,344	3,280,520	572,147	242,427	434,759	332,857

CHANGE IN UNITS:
Beginning units	7,836	-	284,298	100,710	13,452	1,000	30,938	-
Units purchased	32,650	11,496	87,867	202,260	61,306	13,848	28,482	35,302
Units redeemed	(6,886)	(3,660)	(58,758)	(18,672)	(55,226)	(1,396)	(4,277)	(4,364)

Ending units	33,600	7,836	313,407	284,298	19,532	13,452	55,143	30,938

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FVSIS2		FVSS2		FEOVF		FTVGI2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$100,985	67,918	985	-	48,952	18,930	(12)	(4)
Realized gain (loss) on investments	(73,298)	4,413	(132)	-	(3,769)	12,857	(15)	-
Change in unrealized gain (loss) on investments	(448,515)	(49,864)	(4,915)	-	(402,042)	16,629	825	(122)
Reinvested capital gains	3,349	44,387	4,406	-	152,194	6,566	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(417,479)	66,854	344	-	(204,665)	54,982	798	(126)

Equity transactions:
Purchase payments received from contract owners (note 4)	616,824	1,566,005	77,174	-	401,912	1,572,133	-	-
Transfers between funds	(479,604)	939,734	36,743	-	(5,032)	80,302	44,405	6,800
Redemptions (notes 2, 3, and 4)	(239,656)	(89,541)	(599)	-	(201,870)	(67,156)	-	(2)
Adjustments to maintain reserves	(1,571)	1	(18)	-	(1,185)	(3)	(3)	1

Net equity transactions	(104,007)	2,416,199	113,300	-	193,825	1,585,276	44,402	6,799

Net change in contract owners’ equity	(521,486)	2,483,053	113,644	-	(10,840)	1,640,258	45,200	6,673
Contract owners’ equity at beginning of period	3,415,200	932,147	-	-	2,353,435	713,177	6,673	-

Contract owners’ equity at end of period	$2,893,714	3,415,200	113,644	-	2,342,595	2,353,435	51,873	6,673

CHANGE IN UNITS:
Beginning units	290,529	81,934	-	-	197,122	62,264	750	-
Units purchased	78,014	223,975	12,020	-	55,392	153,615	5,419	750
Units redeemed	(89,773)	(15,380)	(283)	-	(38,425)	(18,757)	(22)	-

Ending units	278,770	290,529	11,737	-	214,089	197,122	6,147	750

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVMSAS		GVSSCS		GVFRB		GVTRBE
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$11,579	4,334	(221)	365	18,262	5,254	67,427	37,232
Realized gain (loss) on investments	(7,900)	128	6,635	14,258	(11,940)	(5)	(118,173)	4,334
Change in unrealized gain (loss) on investments	(29,093)	(1,604)	(122,036)	(42,155)	(12,118)	(2,118)	(408,156)	(87,077)
Reinvested capital gains	-	-	6,063	68,906	-	-	5,611	65,591

Net increase (decrease) in contract owners’ equity resulting from operations	(25,414)	2,858	(109,559)	41,374	(5,796)	3,131	(453,291)	20,080

Equity transactions:
Purchase payments received from contract owners (note 4)	50,370	146,357	133,105	361,319	462,119	377,882	704,696	1,162,029
Transfers between funds	36,369	155,189	32,725	(32,374)	142,436	67,629	(318,556)	650,770
Redemptions (notes 2, 3, and 4)	(14,163)	(1,736)	(22,413)	(16,686)	(47,833)	(2,301)	(71,454)	(34,131)
Adjustments to maintain reserves	(183)	(3)	(247)	6	(407)	2	(1,219)	(3)

Net equity transactions	72,393	299,807	143,170	312,265	556,315	443,212	313,467	1,778,665

Net change in contract owners’ equity	46,979	302,665	33,611	353,639	550,519	446,343	(139,824)	1,798,745
Contract owners’ equity at beginning of period	310,639	7,974	492,222	138,583	447,420	1,077	2,559,491	760,746

Contract owners’ equity at end of period	$357,618	310,639	525,833	492,222	997,939	447,420	2,419,667	2,559,491

CHANGE IN UNITS:
Beginning units	26,472	711	33,371	11,580	42,243	104	217,864	64,346
Units purchased	19,261	25,996	13,585	26,984	78,506	42,645	98,233	197,355
Units redeemed	(13,061)	(235)	(2,507)	(5,193)	(25,530)	(506)	(69,985)	(43,837)

Ending units	32,672	26,472	44,449	33,371	95,219	42,243	246,112	217,864

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RCPF		RFSF		RTEL		SBLP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$70	94	1,352	333	18	159	64	55
Realized gain (loss) on investments	(2,754)	(715)	2,093	5,561	(2,940)	2,685	(9)	3
Change in unrealized gain (loss) on investments	(1,671)	1,925	(88,856)	26,946	(1,304)	(408)	(168)	(2)
Reinvested capital gains	824	11	25,571	3,351	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,531)	1,315	(59,840)	36,191	(4,226)	2,436	(113)	56

Equity transactions:
Purchase payments received from contract owners (note 4)	(1)	3,689	44,638	17,975	4,265	6,724	(2)	-
Transfers between funds	(13,260)	5,063	288,876	199,203	6,332	(26,809)	(107)	22
Redemptions (notes 2, 3, and 4)	(411)	(217)	(26,279)	(958)	(317)	(1,551)	(19)	(16)
Adjustments to maintain reserves	(10)	(4)	(175)	1	(6)	(5)	1	(6)

Net equity transactions	(13,682)	8,531	307,060	216,221	10,274	(21,641)	(127)	-

Net change in contract owners’ equity	(17,213)	9,846	247,220	252,412	6,048	(19,205)	(240)	56
Contract owners’ equity at beginning of period	32,209	22,363	252,412	-	3,061	22,266	1,142	1,086

Contract owners’ equity at end of period	$14,996	32,209	499,632	252,412	9,109	3,061	902	1,142

CHANGE IN UNITS:
Beginning units	2,368	1,815	16,270	-	247	1,952	97	97
Units purchased	5,882	3,795	38,896	19,187	3,954	2,637	-	4
Units redeemed	(7,135)	(3,242)	(15,758)	(2,917)	(3,209)	(4,342)	(12)	(4)

Ending units	1,115	2,368	39,408	16,270	992	247	85	97

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	IVRE		OVGIS		OVGSS		OVIG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$2,663	231	1,446	568	(325)	(320)	(711)	(564)
Realized gain (loss) on investments	(256)	28	(78)	132	(14,171)	14,296	(38,773)	16,657
Change in unrealized gain (loss) on investments	(24,488)	1,216	(93,425)	15,373	(121,000)	(1,490)	(224,271)	(43,783)
Reinvested capital gains	-	-	57,673	8,357	39,223	13,608	91,264	54,425

Net increase (decrease) in contract owners’ equity resulting from operations	(22,081)	1,475	(34,384)	24,430	(96,273)	26,094	(172,491)	26,735

Equity transactions:
Purchase payments received from contract owners (note 4)	5,141	2,335	9,566	100,056	11,200	123,461	9,864	161,766
Transfers between funds	69,132	31,869	7,968	-	(62,198)	96,095	25,682	287,860
Redemptions (notes 2, 3, and 4)	(1,243)	(147)	(1,097)	(811)	(9,035)	(10,412)	(19,264)	(6,727)
Adjustments to maintain reserves	(43)	1	(72)	1	(109)	(2)	(237)	2

Net equity transactions	72,987	34,058	16,365	99,246	(60,142)	209,142	16,045	442,901

Net change in contract owners’ equity	50,906	35,533	(18,019)	123,676	(156,415)	235,236	(156,446)	469,636
Contract owners’ equity at beginning of period	35,533	-	155,913	32,237	354,062	118,826	601,401	131,765

Contract owners’ equity at end of period	$86,439	35,533	137,894	155,913	197,647	354,062	444,955	601,401

CHANGE IN UNITS:
Beginning units	2,909	-	9,119	2,394	20,871	8,051	38,231	9,214
Units purchased	6,948	3,009	1,100	6,774	4,788	19,303	11,735	32,569
Units redeemed	(411)	(100)	(79)	(49)	(8,507)	(6,483)	(11,071)	(3,552)

Ending units	9,446	2,909	10,140	9,119	17,152	20,871	38,895	38,231

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	WRENG		WRMCG		JABS		JAFBS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$111	-	(2,477)	(2,327)	8,288	5,617	19,016	12,331
Realized gain (loss) on investments	-	-	(81,194)	51,733	18,473	40,026	(15,288)	1,086
Change in unrealized gain (loss) on investments	(266)	-	(923,839)	(11,911)	(267,292)	112,253	(170,076)	(34,494)
Reinvested capital gains	-	-	355,571	168,915	33,594	7,511	17,104	17,906

Net increase (decrease) in contract owners’ equity resulting from operations	(155)	-	(651,939)	206,410	(206,937)	165,407	(149,244)	(3,171)

Equity transactions:
Purchase payments received from contract owners (note 4)	4,266	-	67,094	611,264	120,476	107,339	324,435	352,761
Transfers between funds	-	-	121,826	448,831	(203,118)	119,530	(108,588)	233,316
Redemptions (notes 2, 3, and 4)	-	-	(190,479)	(49,991)	(31,935)	(15,116)	(29,501)	(16,893)
Adjustments to maintain reserves	(1)	-	(825)	12	(552)	7	(481)	5

Net equity transactions	4,265	-	(2,384)	1,010,116	(115,129)	211,760	185,865	569,189

Net change in contract owners’ equity	4,110	-	(654,323)	1,216,526	(322,066)	377,167	36,621	566,018
Contract owners’ equity at beginning of period	-	-	2,074,045	857,519	1,210,832	833,665	946,145	380,127

Contract owners’ equity at end of period	$4,110	-	1,419,722	2,074,045	888,766	1,210,832	982,766	946,145

CHANGE IN UNITS:
Beginning units	-	-	101,393	48,681	79,405	63,788	81,171	32,184
Units purchased	320	-	35,817	65,866	13,337	32,934	35,051	52,185
Units redeemed	-	-	(36,723)	(13,154)	(22,703)	(17,317)	(18,101)	(3,198)

Ending units	320	-	100,487	101,393	70,039	79,405	98,121	81,171

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	JAGTS		JAMGS		JHEMV2		LZREMS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(1,217)	(301)	(328)	67	5,123	7,018	1,484	1,299
Realized gain (loss) on investments	(76,760)	47,776	(47,992)	74,221	16,646	1,547	440	5,411
Change in unrealized gain (loss) on investments	(461,786)	(38,343)	(152,845)	(40,082)	(40,888)	10,919	(9,879)	(4,668)
Reinvested capital gains	138,848	112,838	100,259	20,432	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(400,915)	121,970	(100,906)	54,638	(19,119)	19,484	(7,955)	2,042

Equity transactions:
Purchase payments received from contract owners (note 4)	155,672	294,140	5,787	69,771	4,880	257,735	-	10,922
Transfers between funds	(23,318)	196,636	276,622	50,700	(213,109)	65,334	(894)	(3,786)
Redemptions (notes 2, 3, and 4)	(39,596)	(18,432)	(89,689)	(218,813)	(5,272)	(2,089)	(1,430)	(2,044)
Adjustments to maintain reserves	(406)	(12)	(261)	1	(102)	4	(22)	5

Net equity transactions	92,352	472,332	192,459	(98,341)	(213,603)	320,984	(2,346)	5,097

Net change in contract owners’ equity	(308,563)	594,302	91,553	(43,703)	(232,722)	340,468	(10,301)	7,139
Contract owners’ equity at beginning of period	1,043,685	449,383	360,342	404,045	384,550	44,082	54,995	47,856

Contract owners’ equity at end of period	$735,122	1,043,685	451,895	360,342	151,828	384,550	44,694	54,995

CHANGE IN UNITS:
Beginning units	47,187	23,874	22,245	29,011	32,066	4,071	4,747	4,348
Units purchased	25,240	34,744	23,101	13,706	6,141	28,850	230	3,312
Units redeemed	(19,462)	(11,431)	(12,010)	(20,472)	(23,798)	(855)	(423)	(2,913)

Ending units	52,965	47,187	33,336	22,245	14,409	32,066	4,554	4,747

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	LVCLGI		SBVSG2		LOVBD		LOVTRC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(452)	(522)	(1,429)	(1,085)	161,010	98,406	34,146	33,738
Realized gain (loss) on investments	(18,635)	61,671	(61,080)	45,209	(88,796)	35,893	(64,172)	1,359
Change in unrealized gain (loss) on investments	(136,248)	(14,630)	(297,339)	(111,503)	(610,008)	(121,914)	(118,759)	(48,610)
Reinvested capital gains	20,323	23,739	19,932	117,093	10,367	54,267	1,966	12,097

Net increase (decrease) in contract owners’ equity resulting from operations	(135,012)	70,258	(339,916)	49,714	(527,427)	66,652	(146,819)	(1,416)

Equity transactions:
Purchase payments received from contract owners (note 4)	14,272	198,111	20,200	449,032	710,984	1,228,094	469,382	93,239
Transfers between funds	(2,899)	22,563	239,902	231,635	(104,037)	1,263,744	(184,821)	616,558
Redemptions (notes 2, 3, and 4)	(92,628)	(223,105)	(74,695)	(30,601)	(307,770)	(77,797)	(959,745)	(77,870)
Adjustments to maintain reserves	(150)	(6)	(478)	(3)	(1,844)	2	(484)	1

Net equity transactions	(81,405)	(2,437)	184,929	650,063	297,333	2,414,043	(675,668)	631,928

Net change in contract owners’ equity	(216,417)	67,821	(154,987)	699,777	(230,094)	2,480,695	(822,487)	630,512
Contract owners’ equity at beginning of period	442,412	374,591	1,019,501	319,724	3,819,703	1,339,008	1,859,425	1,228,913

Contract owners’ equity at end of period	$225,995	442,412	864,514	1,019,501	3,589,609	3,819,703	1,036,938	1,859,425

CHANGE IN UNITS:
Beginning units	23,499	24,213	57,135	20,084	320,966	115,971	164,084	107,963
Units purchased	12,035	14,331	31,974	46,577	134,548	263,537	134,117	63,449
Units redeemed	(17,783)	(15,045)	(20,726)	(9,526)	(108,909)	(58,542)	(191,529)	(7,328)

Ending units	17,751	23,499	68,383	57,135	346,605	320,966	106,672	164,084

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MNCPS2		MEGSS		MV2RIS		MV3MVS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$5,084	510	(905)	(730)	15,562	8,346	3,952	3,252
Realized gain (loss) on investments	(16,159)	2,987	(96,177)	35,340	(38,592)	392	19,353	20,247
Change in unrealized gain (loss) on investments	(48,557)	(2,502)	(219,035)	(13,488)	(250,370)	31,101	(130,674)	94,955
Reinvested capital gains	22,970	9,124	79,647	73,730	24,139	72,019	51,024	3,865

Net increase (decrease) in contract owners’ equity resulting from operations	(36,662)	10,119	(236,470)	94,852	(249,261)	111,858	(56,345)	122,319

Equity transactions:
Purchase payments received from contract owners (note 4)	31,200	141,408	262,103	285,078	215,396	1,348,974	33,117	469,563
Transfers between funds	(315,578)	335,004	(75,988)	14,052	(447,704)	65,411	(28,470)	61,698
Redemptions (notes 2, 3, and 4)	(5,560)	(6,267)	(193,729)	(13,517)	(9,386)	(2,436)	(45,248)	(13,889)
Adjustments to maintain reserves	(102)	1	(303)	6	(563)	(3)	(301)	3

Net equity transactions	(290,040)	470,146	(7,917)	285,619	(242,257)	1,411,946	(40,902)	517,375

Net change in contract owners’ equity	(326,702)	480,265	(244,387)	380,471	(491,518)	1,523,804	(97,247)	639,694
Contract owners’ equity at beginning of period	511,546	31,281	756,506	376,035	1,545,734	21,930	682,371	42,677

Contract owners’ equity at end of period	$184,844	511,546	512,119	756,506	1,054,216	1,545,734	585,124	682,371

CHANGE IN UNITS:
Beginning units	31,292	2,079	38,309	23,420	103,718	1,634	38,114	3,107
Units purchased	3,851	30,614	29,624	25,621	25,059	102,250	8,007	42,562
Units redeemed	(22,125)	(1,401)	(29,829)	(10,732)	(42,549)	(166)	(10,133)	(7,555)

Ending units	13,018	31,292	38,104	38,309	86,228	103,718	35,988	38,114

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MVFSC		MVUSC		MSEMB		MSGI2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$10,722	6,065	5,052	2,188	2,504	723	1,958	2,806
Realized gain (loss) on investments	21,016	16,613	343	4,123	(417)	(1)	1,635	4,973
Change in unrealized gain (loss) on investments	(143,012)	66,614	(15,940)	4,207	(9,466)	(1,184)	(14,414)	(720)
Reinvested capital gains	63,987	13,415	9,371	5,361	-	-	4,413	4,589

Net increase (decrease) in contract owners’ equity resulting from operations	(47,287)	102,707	(1,174)	15,879	(7,379)	(462)	(6,408)	11,648

Equity transactions:
Purchase payments received from contract owners (note 4)	382,330	351,837	24,727	24,116	-	13,524	6,840	20,048
Transfers between funds	(53,540)	201,699	73,748	19,920	1,300	24,701	(11,018)	(14,814)
Redemptions (notes 2, 3, and 4)	(24,771)	(6,885)	(6,652)	(2,945)	(431)	(123)	(2,426)	(1,657)
Adjustments to maintain reserves	(477)	(4)	(92)	4	(17)	(6)	(43)	-

Net equity transactions	303,542	546,647	91,731	41,095	852	38,096	(6,647)	3,577

Net change in contract owners’ equity	256,255	649,354	90,557	56,974	(6,527)	37,634	(13,055)	15,225
Contract owners’ equity at beginning of period	848,148	198,794	145,402	88,428	38,715	1,081	96,491	81,266

Contract owners’ equity at end of period	$1,104,403	848,148	235,959	145,402	32,188	38,715	83,436	96,491

CHANGE IN UNITS:
Beginning units	56,151	16,439	10,630	7,344	3,479	95	7,493	7,180
Units purchased	30,784	52,562	19,777	9,707	229	3,395	1,054	3,912
Units redeemed	(8,878)	(12,850)	(13,204)	(6,421)	(138)	(11)	(1,466)	(3,599)

Ending units	78,057	56,151	17,203	10,630	3,570	3,479	7,081	7,493

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MSVEG2		DTRTFY		EIF		GBF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(231)	(75)	49,212	41,012	8,816	6,616	1,085	1,295
Realized gain (loss) on investments	(235,619)	(471)	(84,971)	(6,777)	26,297	42,055	(12,460)	(1,425)
Change in unrealized gain (loss) on investments	(10,209)	(12,177)	(246,471)	(43,704)	(125,683)	10,853	(3,632)	(2,438)
Reinvested capital gains	144,400	2,660	-	4,925	61,683	4,565	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(101,659)	(10,063)	(282,230)	(4,544)	(28,887)	64,089	(15,007)	(2,568)

Equity transactions:
Purchase payments received from contract owners (note 4)	162,893	24,800	304,402	594,805	120,476	267,738	800	30,742
Transfers between funds	70,971	98,593	(64,189)	362,989	(30,849)	332,122	(11,162)	(64,649)
Redemptions (notes 2, 3, and 4)	(111,746)	(300)	(176,400)	(60,583)	(106,739)	(154,782)	(4,226)	(4,925)
Adjustments to maintain reserves	(76)	-	(928)	(2)	(316)	(6)	(45)	-

Net equity transactions	122,042	123,093	62,885	897,209	(17,428)	445,072	(14,633)	(38,832)

Net change in contract owners’ equity	20,383	113,030	(219,345)	892,665	(46,315)	509,161	(29,640)	(41,400)
Contract owners’ equity at beginning of period	113,030	-	1,913,127	1,020,462	676,584	167,423	85,036	126,436

Contract owners’ equity at end of period	$133,413	113,030	1,693,782	1,913,127	630,269	676,584	55,396	85,036

CHANGE IN UNITS:
Beginning units	11,492	-	176,432	93,686	46,343	13,767	7,813	11,353
Units purchased	45,880	13,404	90,493	138,385	22,687	44,708	12,918	4,406
Units redeemed	(23,255)	(1,912)	(86,911)	(55,639)	(23,976)	(12,132)	(14,899)	(7,946)

Ending units	34,117	11,492	180,014	176,432	45,054	46,343	5,832	7,813

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GEM2		GIG		GVDMA		GVDMC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$22	-	27,905	19,262	(270)	46	(3,001)	1,382
Realized gain (loss) on investments	(9)	-	(11,957)	1,771	875	330	12,567	37,258
Change in unrealized gain (loss) on investments	(178)	-	(227,527)	47,131	(92,231)	11,894	(726,547)	9,545
Reinvested capital gains	-	-	93,448	-	58,181	2,178	464,225	12,581

Net increase (decrease) in contract owners’ equity resulting from operations	(165)	-	(118,131)	68,164	(33,445)	14,448	(252,756)	60,766

Equity transactions:
Purchase payments received from contract owners (note 4)	2,682	-	138,614	202,791	143,432	147,482	1,129,457	1,436,186
Transfers between funds	671	-	(52,243)	45,237	(109,410)	(753)	(24,426)	(64,735)
Redemptions (notes 2, 3, and 4)	(51)	-	(55,681)	(12,215)	(1,494)	(1,108)	(88,449)	(36,236)
Adjustments to maintain reserves	(1)	-	(374)	3	(90)	(1)	(1,001)	5

Net equity transactions	3,301	-	30,316	235,816	32,438	145,620	1,015,581	1,335,220

Net change in contract owners’ equity	3,136	-	(87,815)	303,980	(1,007)	160,068	762,825	1,395,986
Contract owners’ equity at beginning of period	-	-	841,348	537,368	166,536	6,468	1,740,053	344,067

Contract owners’ equity at end of period	$3,136	-	753,533	841,348	165,529	166,536	2,502,878	1,740,053

CHANGE IN UNITS:
Beginning units	-	-	62,866	45,145	11,580	510	138,634	29,193
Units purchased	362	-	15,473	18,852	11,094	11,222	127,005	210,240
Units redeemed	(16)	-	(12,644)	(1,131)	(8,561)	(152)	(32,244)	(100,799)

Ending units	346	-	65,695	62,866	14,113	11,580	233,395	138,634

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVEXD		GVIDA		GVIDC		GVIDM
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$110,698	187,736	(930)	272	(1,569)	591	(1,431)	904
Realized gain (loss) on investments	382,005	361,493	(9,024)	(46)	4,640	4,751	52,252	4,651
Change in unrealized gain (loss) on investments	(9,619,617)	1,394,512	(297,012)	9,239	(218,991)	6,573	(530,714)	124,865
Reinvested capital gains	6,787,333	71,780	195,881	8,198	82,488	4,003	272,299	19,665

Net increase (decrease) in contract owners’ equity resulting from operations	(2,339,581)	2,015,521	(111,085)	17,663	(133,432)	15,918	(207,594)	150,085

Equity transactions:
Purchase payments received from contract owners (note 4)	1,788,072	6,522,241	-	502,221	223,367	338,720	547,808	1,598,192
Transfers between funds	1,711,881	414,465	337,931	(119)	301,794	123,939	(1,435,172)	-
Redemptions (notes 2, 3, and 4)	(407,241)	(230,837)	(28,468)	(24,028)	(219,417)	(21,746)	(20,403)	(11,430)
Adjustments to maintain reserves	(5,560)	2	(309)	-	(524)	(3)	(477)	(2)

Net equity transactions	3,087,152	6,705,871	309,154	478,074	305,220	440,910	(908,244)	1,586,760

Net change in contract owners’ equity	747,571	8,721,392	198,069	495,737	171,788	456,828	(1,115,838)	1,736,845
Contract owners’ equity at beginning of period	11,527,661	2,806,269	495,737	-	908,525	451,697	1,979,020	242,175

Contract owners’ equity at end of period	$12,275,232	11,527,661	693,806	495,737	1,080,313	908,525	863,182	1,979,020

CHANGE IN UNITS:
Beginning units	644,516	200,504	33,541	-	78,075	39,805	147,020	19,807
Units purchased	600,509	565,231	26,762	35,221	48,601	43,681	43,712	154,599
Units redeemed	(401,396)	(121,219)	(2,314)	(1,680)	(20,736)	(5,411)	(113,733)	(27,386)

Ending units	843,629	644,516	57,989	33,541	105,940	78,075	76,999	147,020

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVIXY		HIBF		IDPG2		IDPGI2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$21,019	7,077	-	(4)	(15,699)	3,831	(2,520)	902
Realized gain (loss) on investments	3,059	3,516	-	847	78,459	8,465	(6,296)	1,624
Change in unrealized gain (loss) on investments	(82,625)	4,643	-	-	(3,779,878)	367,930	(441,145)	32,083
Reinvested capital gains	-	-	-	-	2,058,036	291,614	187,653	30,453

Net increase (decrease) in contract owners’ equity resulting from operations	(58,547)	15,236	-	843	(1,659,082)	671,840	(262,308)	65,062

Equity transactions:
Purchase payments received from contract owners (note 4)	61,913	72,698	-	288,296	5,549,365	3,003,470	503,148	917,207
Transfers between funds	277,754	116,331	-	(289,138)	(526,911)	1,164,477	21,935	(6,225)
Redemptions (notes 2, 3, and 4)	(11,329)	(15,429)	-	(1)	(582,447)	(101,636)	(159,657)	(15,873)
Adjustments to maintain reserves	(246)	3	-	-	(5,232)	6	(840)	5

Net equity transactions	328,092	173,603	-	(843)	4,434,775	4,066,317	364,586	895,114

Net change in contract owners’ equity	269,545	188,839	-	-	2,775,693	4,738,157	102,278	960,176
Contract owners’ equity at beginning of period	294,519	105,680	-	-	9,043,371	4,305,214	1,618,711	658,535

Contract owners’ equity at end of period	$564,064	294,519	-	-	11,819,064	9,043,371	1,720,989	1,618,711

CHANGE IN UNITS:
Beginning units	22,095	8,751	-	-	687,989	366,132	132,093	57,693
Units purchased	34,730	17,252	-	24,179	496,102	331,436	56,880	76,445
Units redeemed	(7,265)	(3,908)	-	(24,179)	(122,166)	(9,579)	(25,029)	(2,045)

Ending units	49,560	22,095	-	-	1,061,925	687,989	163,944	132,093

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MCIFD		MSBF		NAMAA2		NAMGI2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$15,120	19,137	5,210	12,308	(47,591)	(20,895)	(185)	105
Realized gain (loss) on investments	4,208	64,380	4,876	2,899	(120,241)	41,823	255	2,880
Change in unrealized gain (loss) on investments	(785,140)	161,153	(14,994)	(2,357)	(13,037,948)	1,452,127	(21,526)	16,651
Reinvested capital gains	484,244	34,144	-	-	8,768,123	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(281,568)	278,814	(4,908)	12,850	(4,437,657)	1,473,055	(21,456)	19,636

Equity transactions:
Purchase payments received from contract owners (note 4)	343,706	608,884	-	20,401	17,388,987	15,031,050	5,970	101,358
Transfers between funds	(208,833)	427,016	(73,241)	20,842	960,779	1,651,628	2,754	(10,115)
Redemptions (notes 2, 3, and 4)	(234,145)	(97,150)	(3,763)	(58,628)	(974,637)	(504,542)	(1,736)	(616)
Adjustments to maintain reserves	(918)	2	(85)	4	(15,865)	(5)	(61)	2

Net equity transactions	(100,190)	938,752	(77,089)	(17,381)	17,359,264	16,178,131	6,927	90,629

Net change in contract owners’ equity	(381,758)	1,217,566	(81,997)	(4,531)	12,921,607	17,651,186	(14,529)	110,265
Contract owners’ equity at beginning of period	2,127,578	910,012	228,933	233,464	24,863,385	7,212,199	135,863	25,598

Contract owners’ equity at end of period	$1,745,820	2,127,578	146,936	228,933	37,784,992	24,863,385	121,334	135,863

CHANGE IN UNITS:
Beginning units	136,498	72,250	19,674	21,072	1,825,210	595,532	9,081	2,091
Units purchased	41,779	88,687	194	4,272	1,510,962	1,278,851	713	8,572
Units redeemed	(48,420)	(24,439)	(6,918)	(5,670)	(93,250)	(49,173)	(187)	(1,582)

Ending units	129,857	136,498	12,950	19,674	3,242,922	1,825,210	9,607	9,081

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NCPG2		NCPGI2		NJMMAY		NVAMV2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(21,328)	958	(2,132)	184	(338)	1,600	2,543	1,772
Realized gain (loss) on investments	345,732	128,010	7,929	5,846	(3,936)	41	(24,822)	1,650
Change in unrealized gain (loss) on investments	(2,688,256)	1,081,683	(225,887)	71,268	(7,497)	(1,458)	(41,171)	16,351
Reinvested capital gains	-	-	-	-	682	2,611	51,571	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,363,852)	1,210,651	(220,090)	77,298	(11,089)	2,794	(11,879)	19,773

Equity transactions:
Purchase payments received from contract owners (note 4)	4,329,896	6,182,925	52,530	664,974	4,500	34,299	7,381	685
Transfers between funds	(837,997)	346,497	4,815	588,807	(7,731)	41,162	109,028	176,250
Redemptions (notes 2, 3, and 4)	(376,336)	(191,264)	(50,872)	(11,056)	(1,080)	(119)	(11,646)	(4,558)
Adjustments to maintain reserves	(7,109)	8	(712)	1	(34)	-	(151)	1

Net equity transactions	3,108,454	6,338,166	5,761	1,242,726	(4,345)	75,342	104,612	172,378

Net change in contract owners’ equity	744,602	7,548,817	(214,329)	1,320,024	(15,434)	78,136	92,733	192,151
Contract owners’ equity at beginning of period	13,442,793	5,893,976	1,599,709	279,685	78,136	-	192,151	-

Contract owners’ equity at end of period	$14,187,395	13,442,793	1,385,380	1,599,709	62,702	78,136	284,884	192,151

CHANGE IN UNITS:
Beginning units	986,931	498,415	127,010	24,395	6,940	-	12,204	-
Units purchased	570,191	547,531	7,605	105,125	2,810	7,054	23,323	14,854
Units redeemed	(325,921)	(59,015)	(6,721)	(2,510)	(3,112)	(114)	(17,159)	(2,650)

Ending units	1,231,201	986,931	127,894	127,010	6,638	6,940	18,368	12,204

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVBXD		NVCCA2		NVCCN2		NVCMA2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$14,711	65,129	(208)	38	(1,251)	658	(781)	4
Realized gain (loss) on investments	(319,887)	29,615	470	1,392	(11,105)	41,662	(8,010)	62
Change in unrealized gain (loss) on investments	(78,541)	(70,801)	(29,567)	18,142	(116,749)	(32,563)	(94,307)	27,573
Reinvested capital gains	7,107	14,292	6,075	-	17,837	3,526	10,230	-

Net increase (decrease) in contract owners’ equity resulting from operations	(376,610)	38,235	(23,230)	19,572	(111,268)	13,283	(92,868)	27,639

Equity transactions:
Purchase payments received from contract owners (note 4)	193,174	8,088,633	-	120,866	16,111	1,327,382	-	76,264
Transfers between funds	(2,695,004)	(4,464,719)	4,016	(9,173)	256,677	(867,571)	3,939	469,945
Redemptions (notes 2, 3, and 4)	(49,446)	(65,627)	(2,055)	(454)	(204,678)	(20,665)	(7,079)	(351)
Adjustments to maintain reserves	(843)	2	(69)	3	(417)	(4)	(260)	(3)

Net equity transactions	(2,552,119)	3,558,289	1,892	111,242	67,693	439,142	(3,400)	545,855

Net change in contract owners’ equity	(2,928,729)	3,596,524	(21,338)	130,814	(43,575)	452,425	(96,268)	573,494
Contract owners’ equity at beginning of period	3,809,827	213,303	156,409	25,595	833,843	381,418	586,776	13,282

Contract owners’ equity at end of period	$881,098	3,809,827	135,071	156,409	790,268	833,843	490,508	586,776

CHANGE IN UNITS:
Beginning units	343,428	18,753	10,881	2,057	69,644	33,186	39,406	1,051
Units purchased	44,773	763,715	469	9,579	24,681	125,816	2,595	38,386
Units redeemed	(296,159)	(439,040)	(267)	(755)	(19,111)	(89,358)	(3,111)	(31)

Ending units	92,042	343,428	11,083	10,881	75,214	69,644	38,890	39,406

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVCMC2		NVCMD2		NVCRA2		NVCRB2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(2,032)	(20)	(857)	908	(245)	45	(5,788)	558
Realized gain (loss) on investments	4,074	12,237	(11,892)	2,208	(99)	41	(1,404)	215,676
Change in unrealized gain (loss) on investments	(212,508)	45,219	(109,476)	35,467	(24,367)	4,063	(668,503)	115,658
Reinvested capital gains	39,429	166	17,589	-	706	-	132,066	-

Net increase (decrease) in contract owners’ equity resulting from operations	(171,037)	57,602	(104,636)	38,583	(24,005)	4,149	(543,629)	331,892

Equity transactions:
Purchase payments received from contract owners (note 4)	458,830	175,237	(3,002)	189,832	117,625	70,706	1,109,075	3,214,345
Transfers between funds	715,795	122,777	(577,214)	958,243	(1,364)	14,589	627	(1,126,531)
Redemptions (notes 2, 3, and 4)	(49,920)	(24,701)	(13,131)	(4,814)	(1,562)	(407)	(61,701)	(106,090)
Adjustments to maintain reserves	(677)	3	(287)	-	(81)	-	(1,930)	(1)

Net equity transactions	1,124,028	273,316	(593,634)	1,143,261	114,618	84,888	1,046,071	1,981,723

Net change in contract owners’ equity	952,991	330,918	(698,270)	1,181,844	90,613	89,037	502,442	2,313,615
Contract owners’ equity at beginning of period	698,318	367,400	1,181,844	-	89,037	-	3,675,435	1,361,820

Contract owners’ equity at end of period	$1,651,309	698,318	483,574	1,181,844	179,650	89,037	4,177,877	3,675,435

CHANGE IN UNITS:
Beginning units	54,120	30,983	85,210	-	5,825	-	275,942	113,257
Units purchased	97,720	30,144	8,223	87,328	8,431	5,891	129,824	287,495
Units redeemed	(4,321)	(7,007)	(52,751)	(2,118)	(367)	(66)	(41,578)	(124,810)

Ending units	147,519	54,120	40,682	85,210	13,889	5,825	364,188	275,942

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVDBL2		NVDCA2		NVFIY		NVGEY
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(4,593)	4,286	(87)	18	24,906	11,637	36,060	4,878
Realized gain (loss) on investments	(42,919)	87,346	(4,632)	152	(30,306)	336	2,610	820
Change in unrealized gain (loss) on investments	(1,173,144)	3,099	(28,294)	1,794	(179,825)	(22,123)	(185,066)	12,964
Reinvested capital gains	736,447	34,469	23,439	484	-	265	3	210

Net increase (decrease) in contract owners’ equity resulting from operations	(484,209)	129,200	(9,574)	2,448	(185,225)	(9,885)	(146,393)	18,872

Equity transactions:
Purchase payments received from contract owners (note 4)	1,696,495	2,663,245	-	24,841	155,923	480,576	552,749	189,139
Transfers between funds	(434,880)	(354,450)	41,597	(536)	237,964	405,103	1,227,089	159,964
Redemptions (notes 2, 3, and 4)	(119,712)	(60,875)	(13,779)	(310)	(67,765)	(10,830)	(11,841)	(1,255)
Adjustments to maintain reserves	(1,532)	(4)	(26)	(11)	(652)	(7)	(667)	(4)

Net equity transactions	1,140,371	2,247,916	27,792	23,984	325,470	874,842	1,767,330	347,844

Net change in contract owners’ equity	656,162	2,377,116	18,218	26,432	140,245	864,957	1,620,937	366,716
Contract owners’ equity at beginning of period	2,767,537	390,421	40,703	14,271	1,194,038	329,081	373,064	6,348

Contract owners’ equity at end of period	$3,423,699	2,767,537	58,921	40,703	1,334,283	1,194,038	1,994,001	373,064

CHANGE IN UNITS:
Beginning units	213,814	32,584	2,910	1,141	106,239	28,657	23,124	479
Units purchased	144,905	430,590	3,447	1,842	52,286	79,318	137,144	23,170
Units redeemed	(46,947)	(249,360)	(1,237)	(73)	(20,826)	(1,736)	(12,383)	(525)

Ending units	311,772	213,814	5,120	2,910	137,699	106,239	147,885	23,124

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVMGA2		NVMIVZ		NVMMG2		NVMMV1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(282)	6,983	(8)	-	(504)	(560)	1,677	1,049
Realized gain (loss) on investments	(249)	183	4	-	(68,917)	(1,887)	9,270	5,033
Change in unrealized gain (loss) on investments	(29,846)	(7,264)	915	-	(213,196)	(86,634)	(28,756)	13,912
Reinvested capital gains	-	-	-	-	113,792	58,950	10,864	-

Net increase (decrease) in contract owners’ equity resulting from operations	(30,377)	(98)	911	-	(168,825)	(30,131)	(6,945)	19,994

Equity transactions:
Purchase payments received from contract owners (note 4)	-	132,421	106	-	4,469	325,386	33,528	35,330
Transfers between funds	22,868	62,651	93,935	-	82,981	104,220	(63,854)	37,017
Redemptions (notes 2, 3, and 4)	(3,020)	(1,145)	(81)	-	(30,263)	(10,950)	(893)	(4,459)
Adjustments to maintain reserves	(95)	2	(3)	-	(169)	(6)	(60)	1

Net equity transactions	19,753	193,929	93,957	-	57,018	418,650	(31,279)	67,889

Net change in contract owners’ equity	(10,624)	193,831	94,868	-	(111,807)	388,519	(38,224)	87,883
Contract owners’ equity at beginning of period	209,021	15,190	-	-	424,119	35,600	152,739	64,856

Contract owners’ equity at end of period	$198,397	209,021	94,868	-	312,312	424,119	114,515	152,739

CHANGE IN UNITS:
Beginning units	15,871	1,202	-	-	23,871	1,901	11,137	5,862
Units purchased	2,582	20,492	10,284	-	9,438	24,608	10,903	7,901
Units redeemed	(729)	(5,823)	(47)	-	(4,984)	(2,638)	(13,450)	(2,626)

Ending units	17,724	15,871	10,237	-	28,325	23,871	8,590	11,137

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVNMO2		NVNSR2		NVRE2		NVSIXD
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$286	122	3,958	1,642	2,563	816	29,129	33,066
Realized gain (loss) on investments	4,646	2,700	(800)	28,592	13,454	8,104	(43,697)	296,565
Change in unrealized gain (loss) on investments	(45,477)	10,418	(334,621)	52,924	(84,894)	21,359	(1,645,620)	(128,253)
Reinvested capital gains	17,964	1,512	73,736	105,327	14,640	-	592,042	84,244

Net increase (decrease) in contract owners’ equity resulting from operations	(22,581)	14,752	(257,727)	188,485	(54,237)	30,279	(1,068,146)	285,622

Equity transactions:
Purchase payments received from contract owners (note 4)	61,798	75,736	101,413	578,841	109,260	39,466	521,419	2,080,903
Transfers between funds	7,266	(5,785)	285,425	(101,841)	13,602	9,321	201,627	1,138,351
Redemptions (notes 2, 3, and 4)	(2,783)	(994)	(53,628)	(39,459)	(5,610)	(959)	(290,552)	(160,503)
Adjustments to maintain reserves	(69)	4	(505)	(2)	(77)	2	(2,248)	(1)

Net equity transactions	66,212	68,961	332,705	437,539	117,175	47,830	430,246	3,058,750

Net change in contract owners’ equity	43,631	83,713	74,978	626,024	62,938	78,109	(637,900)	3,344,372
Contract owners’ equity at beginning of period	104,635	20,922	919,637	293,613	128,246	50,137	4,946,789	1,602,417

Contract owners’ equity at end of period	$148,266	104,635	994,615	919,637	191,184	128,246	4,308,889	4,946,789

CHANGE IN UNITS:
Beginning units	6,239	1,574	55,340	22,351	8,069	4,607	330,193	121,845
Units purchased	7,242	5,312	26,836	42,094	11,992	5,111	99,491	297,130
Units redeemed	(2,794)	(647)	(4,340)	(9,105)	(3,151)	(1,649)	(66,097)	(88,782)

Ending units	10,687	6,239	77,836	55,340	16,910	8,069	363,587	330,193

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	SAM		SCF		SCGF2		SCVF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$219,200	(8,774)	585	(132)	(106)	(148)	303	(43)
Realized gain (loss) on investments	-	-	925	5,688	(4,370)	15,264	(3,136)	3,312
Change in unrealized gain (loss) on investments	-	-	(71,550)	11,504	(32,369)	(12,778)	(29,452)	250
Reinvested capital gains	424	-	39,376	1,361	11,547	5,968	19,987	-

Net increase (decrease) in contract owners’ equity resulting from operations	219,624	(8,774)	(30,664)	18,421	(25,298)	8,306	(12,298)	3,519

Equity transactions:
Purchase payments received from contract owners (note 4)	25,721,381	50,490,986	57,831	38,146	17,500	42,469	92,995	2,289
Transfers between funds	(11,278,802)	(48,163,306)	8,802	41,864	9,749	(33,407)	7,309	32,878
Redemptions (notes 2, 3, and 4)	(1,969,459)	(926,718)	(1,252)	(570)	(1,550)	(2,840)	(1,258)	(2,876)
Adjustments to maintain reserves	(7,195)	55	(79)	1	(34)	(1)	(58)	(3)

Net equity transactions	12,465,925	1,401,017	65,302	79,441	25,665	6,221	98,988	32,288

Net change in contract owners’ equity	12,685,549	1,392,243	34,638	97,862	367	14,527	86,690	35,807
Contract owners’ equity at beginning of period	6,228,018	4,835,775	134,545	36,683	93,101	78,574	44,292	8,485

Contract owners’ equity at end of period	$18,913,567	6,228,018	169,183	134,545	93,468	93,101	130,982	44,292

CHANGE IN UNITS:
Beginning units	616,152	477,463	7,671	2,731	5,227	4,845	2,991	755
Units purchased	4,434,345	5,259,915	4,578	5,801	3,939	7,386	9,726	4,881
Units redeemed	(3,199,591)	(5,121,226)	(351)	(861)	(1,599)	(7,004)	(2,540)	(2,645)

Ending units	1,850,906	616,152	11,898	7,671	7,567	5,227	10,177	2,991

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	TRF2		PMUBAM		PMVAAD		PMVEBA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$1,201	2,998	9,481	1,487	6,249	213	2,506	2,557
Realized gain (loss) on investments	(108,197)	4,405	(28,239)	(59)	(2,449)	(1)	(5,004)	(42)
Change in unrealized gain (loss) on investments	(38,839)	19,985	(43,474)	(1,802)	(20,689)	286	(5,056)	(3,692)
Reinvested capital gains	24,721	12,717	42,714	250	7,017	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(121,114)	40,105	(19,518)	(124)	(9,872)	498	(7,554)	(1,177)

Equity transactions:
Purchase payments received from contract owners (note 4)	45,715	29,919	47,647	38,946	39,486	27,000	1,663	6,746
Transfers between funds	(509,504)	736,772	96,640	142,365	33,627	10,465	(661)	41,973
Redemptions (notes 2, 3, and 4)	(56,017)	(5,363)	(10,945)	(2,677)	(6,955)	(172)	(1,980)	(945)
Adjustments to maintain reserves	(333)	(2)	(169)	3	(41)	-	(27)	6

Net equity transactions	(520,139)	761,326	133,173	178,637	66,117	37,293	(1,005)	47,780

Net change in contract owners’ equity	(641,253)	801,431	113,655	178,513	56,245	37,791	(8,559)	46,603
Contract owners’ equity at beginning of period	870,621	69,190	188,093	9,580	37,791	-	85,279	38,676

Contract owners’ equity at end of period	$229,368	870,621	301,748	188,093	94,036	37,791	76,720	85,279

CHANGE IN UNITS:
Beginning units	55,702	5,371	17,267	889	2,822	-	7,539	3,325
Units purchased	50,731	54,222	27,757	16,712	6,564	2,841	4,550	4,342
Units redeemed	(90,334)	(3,891)	(15,383)	(334)	(1,404)	(19)	(4,026)	(128)

Ending units	16,099	55,702	29,641	17,267	7,982	2,822	8,063	7,539

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PMVFAD		PMVFHA		PMVHYA		PMVID
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$114	-	1,316	779	3,356	2,981	293,023	158,393
Realized gain (loss) on investments	(78)	-	(863)	(703)	(255)	77	(102,999)	2,919
Change in unrealized gain (loss) on investments	(1,645)	-	(10,220)	(1,344)	(10,789)	(687)	(915,548)	(60,573)
Reinvested capital gains	-	-	38	559	-	-	695	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,609)	-	(9,729)	(709)	(7,688)	2,371	(724,829)	100,739

Equity transactions:
Purchase payments received from contract owners (note 4)	11,514	-	50,412	3,466	2,590	-	1,277,273	4,806,858
Transfers between funds	-	-	21,768	16,323	4,810	1,203	(112,036)	1,305,550
Redemptions (notes 2, 3, and 4)	(540)	-	(5,139)	(2,371)	(1,071)	(3,630)	(597,701)	(348,808)
Adjustments to maintain reserves	(2)	-	(48)	1	(33)	6	(4,095)	7

Net equity transactions	10,972	-	66,993	17,419	6,296	(2,421)	563,441	5,763,607

Net change in contract owners’ equity	9,363	-	57,264	16,710	(1,392)	(50)	(161,388)	5,864,346
Contract owners’ equity at beginning of period	-	-	41,324	24,614	70,230	70,280	8,556,822	2,692,476

Contract owners’ equity at end of period	$9,363	-	98,588	41,324	68,838	70,230	8,395,434	8,556,822

CHANGE IN UNITS:
Beginning units	-	-	3,833	2,234	5,947	6,156	747,585	239,448
Units purchased	1,145	-	7,148	4,206	771	116	215,463	585,764
Units redeemed	(61)	-	(782)	(2,607)	(208)	(325)	(166,125)	(77,627)

Ending units	1,084	-	10,199	3,833	6,510	5,947	796,923	747,585

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PMVLDA		PMVLGA		PMVRRA		PMVRSA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$13,898	1,190	4,640	2,953	11,444	3,422	135,194	4,365
Realized gain (loss) on investments	(13,560)	275	(53,383)	(37,830)	(8,566)	67	(128,179)	12,284
Change in unrealized gain (loss) on investments	(46,289)	(6,659)	(49,108)	(1,168)	(22,671)	951	(73,365)	2,065
Reinvested capital gains	-	-	-	32,362	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(45,951)	(5,194)	(97,851)	(3,683)	(19,793)	4,440	(66,350)	18,714

Equity transactions:
Purchase payments received from contract owners (note 4)	289,661	116,259	66,739	439,092	58,379	84,772	79,151	37,445
Transfers between funds	170,974	467,855	110,361	(266,103)	26,871	61,571	131,494	83,724
Redemptions (notes 2, 3, and 4)	(150,443)	(4,439)	(27,370)	(5,425)	(52,829)	(311)	(9,369)	(1,990)
Adjustments to maintain reserves	(427)	(7)	(120)	5	(83)	(7)	(258)	-

Net equity transactions	309,765	579,668	149,610	167,569	32,338	146,025	201,018	119,179

Net change in contract owners’ equity	263,814	574,474	51,759	163,886	12,545	150,465	134,668	137,893
Contract owners’ equity at beginning of period	673,439	98,965	211,221	47,335	157,999	7,534	170,487	32,594

Contract owners’ equity at end of period	$937,253	673,439	262,980	211,221	170,544	157,999	305,155	170,487

CHANGE IN UNITS:
Beginning units	64,335	9,347	16,896	3,598	12,677	637	12,236	3,113
Units purchased	57,896	57,398	36,758	45,883	10,488	13,948	81,738	12,543
Units redeemed	(27,050)	(2,410)	(24,019)	(32,585)	(7,602)	(1,908)	(73,769)	(3,420)

Ending units	95,181	64,335	29,635	16,896	15,563	12,677	20,205	12,236

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PMVTRA		PVSTA		PVDIB		PVIB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$101,226	68,873	39,143	6,162	32,911	1,275	46,972	8,098
Realized gain (loss) on investments	(333,580)	(10,497)	(30,180)	1,457	(34,472)	(7,364)	(89,116)	(5,135)
Change in unrealized gain (loss) on investments	(444,288)	(268,815)	717	(10,601)	(37,732)	(17,952)	(88,619)	(71,399)
Reinvested capital gains	-	171,421	3,519	-	10,725	-	-	31,609

Net increase (decrease) in contract owners’ equity resulting from operations	(676,642)	(39,018)	13,199	(2,982)	(28,568)	(24,041)	(130,763)	(36,827)

Equity transactions:
Purchase payments received from contract owners (note 4)	395,097	829,541	598,672	138,569	71,709	29,052	1,799	751,517
Transfers between funds	505,276	1,657,689	1,875,221	876,049	344,130	41,512	(113,480)	45,573
Redemptions (notes 2, 3, and 4)	(1,522,367)	(165,881)	(822,497)	(22,998)	(14,638)	(8,011)	(46,604)	(15,843)
Adjustments to maintain reserves	(2,062)	-	(1,120)	5	(350)	(6)	(408)	(4)

Net equity transactions	(624,056)	2,321,349	1,650,276	991,625	400,851	62,547	(158,693)	781,243

Net change in contract owners’ equity	(1,300,698)	2,282,331	1,663,475	988,643	372,283	38,506	(289,456)	744,416
Contract owners’ equity at beginning of period	4,969,874	2,687,543	1,272,028	283,385	317,009	278,503	1,016,937	272,521

Contract owners’ equity at end of period	$3,669,176	4,969,874	2,935,503	1,272,028	689,292	317,009	727,481	1,016,937

CHANGE IN UNITS:
Beginning units	437,416	233,078	123,040	27,341	32,256	26,316	92,463	23,595
Units purchased	220,303	253,897	294,753	105,877	65,847	10,245	17,803	75,952
Units redeemed	(280,145)	(49,559)	(132,852)	(10,178)	(26,138)	(4,305)	(33,369)	(7,084)

Ending units	377,574	437,416	284,941	123,040	71,965	32,256	76,897	92,463

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PVIGIB		PVTIGB		RWMVI		TRBCG2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$1,596	(74)	(15)	-	3,249	-	(3,310)	(3,090)
Realized gain (loss) on investments	(870)	(3)	(13)	-	(394)	-	(64,368)	128,329
Change in unrealized gain (loss) on investments	(9,819)	288	(421)	-	(3,327)	-	(1,152,274)	(94,839)
Reinvested capital gains	3,013	-	-	-	-	-	110,857	280,191

Net increase (decrease) in contract owners’ equity resulting from operations	(6,080)	211	(449)	-	(472)	-	(1,109,095)	310,591

Equity transactions:
Purchase payments received from contract owners (note 4)	2,979	-	2,979	-	-	-	261,262	559,885
Transfers between funds	(2,107)	100,642	13,332	-	65,277	-	434,125	376,382
Redemptions (notes 2, 3, and 4)	(3,452)	(2,253)	(62)	-	(137)	-	(85,906)	(72,498)
Adjustments to maintain reserves	(44)	-	(6)	-	(5)	-	(1,105)	7

Net equity transactions	(2,624)	98,389	16,243	-	65,135	-	608,376	863,776

Net change in contract owners’ equity	(8,704)	98,600	15,794	-	64,663	-	(500,719)	1,174,367
Contract owners’ equity at beginning of period	98,600	-	-	-	-	-	2,536,014	1,361,647

Contract owners’ equity at end of period	$89,896	98,600	15,794	-	64,663	-	2,035,295	2,536,014

CHANGE IN UNITS:
Beginning units	6,319	-	-	-	-	-	140,636	88,420
Units purchased	529	6,462	1,844	-	6,162	-	72,703	74,871
Units redeemed	(654)	(143)	(8)	-	(412)	-	(28,958)	(22,655)

Ending units	6,194	6,319	1,836	-	5,750	-	184,381	140,636

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	TRHS2		VEEMS		VVGGS		VWHAS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(2,116)	(1,805)	(325)	2,994	(660)	16,202	1,753	327
Realized gain (loss) on investments	(16,495)	70,135	(89,690)	5,122	(361,836)	(14,553)	(110,332)	9,124
Change in unrealized gain (loss) on investments	(204,719)	(25,497)	(37,070)	(69,307)	21,796	(25,740)	(15,525)	1,313
Reinvested capital gains	29,038	90,668	38,035	9,735	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(194,292)	133,501	(89,050)	(51,456)	(340,700)	(24,091)	(124,104)	10,764

Equity transactions:
Purchase payments received from contract owners (note 4)	231,554	490,215	19,802	301,396	3,000	33,066	2,986	103,246
Transfers between funds	299,704	122,862	(146,703)	54,452	336,950	69,808	132,992	51,852
Redemptions (notes 2, 3, and 4)	(74,887)	(159,697)	(3,965)	(3,482)	(9,606)	(3,173)	(14,630)	(2,661)
Adjustments to maintain reserves	(707)	(3)	(110)	(9)	(220)	(15)	(215)	(2)

Net equity transactions	455,664	453,377	(130,976)	352,357	330,124	99,686	121,133	152,435

Net change in contract owners’ equity	261,372	586,878	(220,026)	300,901	(10,576)	75,595	(2,971)	163,199
Contract owners’ equity at beginning of period	1,429,006	842,128	407,173	106,272	179,943	104,348	172,129	8,930

Contract owners’ equity at end of period	$1,690,378	1,429,006	187,147	407,173	169,367	179,943	169,158	172,129

CHANGE IN UNITS:
Beginning units	85,505	56,740	33,899	7,750	11,733	5,838	11,717	720
Units purchased	50,811	53,789	10,085	28,072	93,302	9,832	69,703	15,850
Units redeemed	(20,244)	(25,024)	(23,244)	(1,923)	(92,264)	(3,937)	(70,749)	(4,853)

Ending units	116,072	85,505	20,740	33,899	12,771	11,733	10,671	11,717

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	VVB		VVCG		VVDV		VVEI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$46,396	33,442	2,764	1,751	12,040	(1,913)	151,049	47,906
Realized gain (loss) on investments	(1,271)	23,521	91,539	69,339	143,104	76,039	384,531	62,379
Change in unrealized gain (loss) on investments	(1,012,583)	370,484	(372,940)	46,753	(634,044)	232,693	(1,423,185)	834,547
Reinvested capital gains	342,966	141,200	88,553	49,957	185,084	9,319	798,687	67,374

Net increase (decrease) in contract owners’ equity resulting from operations	(624,492)	568,647	(190,084)	167,800	(293,816)	316,138	(88,918)	1,012,206

Equity transactions:
Purchase payments received from contract owners (note 4)	1,815,866	1,755,346	365,532	329,673	218,935	1,056,305	763,943	3,274,023
Transfers between funds	(56,276)	566,202	(9,149)	366,052	7,565	985,452	(18,944)	1,500,383
Redemptions (notes 2, 3, and 4)	(988,383)	(159,735)	(384,892)	(70,665)	(454,207)	(57,516)	(684,126)	(385,360)
Adjustments to maintain reserves	(2,207)	(2)	(543)	(7)	(1,140)	(2)	(3,683)	2

Net equity transactions	769,000	2,161,811	(29,052)	625,053	(228,847)	1,984,239	57,190	4,389,048

Net change in contract owners’ equity	144,508	2,730,458	(219,136)	792,853	(522,663)	2,300,377	(31,728)	5,401,254
Contract owners’ equity at beginning of period	4,582,209	1,851,751	1,478,896	686,043	2,792,333	491,956	7,674,306	2,273,052

Contract owners’ equity at end of period	$4,726,717	4,582,209	1,259,760	1,478,896	2,269,670	2,792,333	7,642,578	7,674,306

CHANGE IN UNITS:
Beginning units	319,031	152,601	93,868	52,633	178,241	40,745	546,815	201,868
Units purchased	204,746	187,696	74,983	56,113	114,673	152,868	220,000	432,187
Units redeemed	(137,648)	(21,266)	(73,721)	(14,878)	(128,329)	(15,372)	(215,617)	(87,240)

Ending units	386,129	319,031	95,130	93,868	164,585	178,241	551,198	546,815

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	VVEIX		VVG		VVGBI		VVHGB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$43,507	21,141	(16,692)	(16,383)	8,829	351	306,520	140,216
Realized gain (loss) on investments	262,639	367,029	(30,745)	120,836	(22,663)	(67)	(670,465)	5,973
Change in unrealized gain (loss) on investments	(1,753,125)	571,221	(2,496,468)	162,282	(43,656)	(5,140)	(2,809,079)	(435,079)
Reinvested capital gains	243,915	131,376	1,078,086	206,833	3,871	1,036	144,510	86,510

Net increase (decrease) in contract owners’ equity resulting from operations	(1,203,064)	1,090,767	(1,465,819)	473,568	(53,619)	(3,820)	(3,028,514)	(202,380)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,121,211	2,294,384	211,291	1,416,413	20,321	232,898	3,551,417	7,452,462
Transfers between funds	787,049	622,694	101,350	1,284,778	(109,674)	107,824	931,765	4,930,746
Redemptions (notes 2, 3, and 4)	(531,621)	(310,855)	(396,401)	(90,029)	(6,388)	(1,978)	(2,128,353)	(414,262)
Adjustments to maintain reserves	(2,943)	(7)	(1,671)	3	(165)	5	(10,073)	(1)

Net equity transactions	1,373,696	2,606,216	(85,431)	2,611,165	(95,906)	338,749	2,344,756	11,968,945

Net change in contract owners’ equity	170,632	3,696,983	(1,551,250)	3,084,733	(149,525)	334,929	(683,758)	11,766,565
Contract owners’ equity at beginning of period	6,249,942	2,552,959	4,699,433	1,614,700	414,749	79,820	21,224,698	9,458,133

Contract owners’ equity at end of period	$6,420,574	6,249,942	3,148,183	4,699,433	265,224	414,749	20,540,940	21,224,698

CHANGE IN UNITS:
Beginning units	372,951	194,761	255,905	103,064	38,206	7,178	1,930,266	840,757
Units purchased	218,082	267,413	97,114	187,699	4,211	31,284	941,229	1,192,094
Units redeemed	(119,907)	(89,223)	(94,328)	(34,858)	(14,138)	(256)	(707,139)	(102,585)

Ending units	471,126	372,951	258,691	255,905	28,279	38,206	2,164,356	1,930,266

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	VVHYB		VVI		VVMCI		VVREI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$39,389	16,952	15,833	(4,537)	31,654	12,028	18,083	8,487
Realized gain (loss) on investments	(1,530)	5,394	(102,279)	140,029	98,320	270,935	141,048	83,780
Change in unrealized gain (loss) on investments	(136,421)	(1,159)	(1,121,555)	(277,077)	(1,892,427)	248,611	(756,766)	353,475
Reinvested capital gains	-	-	399,371	78,750	566,948	186,735	57,965	21,149

Net increase (decrease) in contract owners’ equity resulting from operations	(98,562)	21,187	(808,630)	(62,835)	(1,195,505)	718,309	(539,670)	466,891

Equity transactions:
Purchase payments received from contract owners (note 4)	98,519	177,289	359,277	837,986	661,874	2,656,985	38,809	680,623
Transfers between funds	(379,890)	382,538	422,161	775,359	455,682	735,242	(611,458)	915,150
Redemptions (notes 2, 3, and 4)	(16,664)	(29,913)	(82,207)	(129,834)	(269,437)	(215,948)	(370,536)	(38,880)
Adjustments to maintain reserves	(419)	2	(1,111)	-	(2,809)	3	(756)	(4)

Net equity transactions	(298,454)	529,916	698,120	1,483,511	845,310	3,176,282	(943,941)	1,556,889

Net change in contract owners’ equity	(397,016)	551,103	(110,510)	1,420,676	(350,195)	3,894,591	(1,483,611)	2,023,780
Contract owners’ equity at beginning of period	1,024,076	472,973	2,407,297	986,621	5,873,544	1,978,953	2,700,700	676,920

Contract owners’ equity at end of period	$627,060	1,024,076	2,296,787	2,407,297	5,523,349	5,873,544	1,217,089	2,700,700

CHANGE IN UNITS:
Beginning units	89,411	42,579	143,389	57,544	371,480	154,792	187,050	65,373
Units purchased	12,596	50,602	82,692	109,165	136,891	284,444	57,600	159,455
Units redeemed	(41,271)	(3,770)	(29,225)	(23,320)	(75,680)	(67,756)	(129,649)	(37,778)

Ending units	60,736	89,411	196,856	143,389	432,691	371,480	115,001	187,050

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	VVSTC		VVTISI		VVTSM		SVDF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$123,951	58,951	158,019	29,693	75,019	30,449	(549)	(934)
Realized gain (loss) on investments	(393,577)	11,357	182,449	22,191	485,491	196,065	(72,726)	3,925
Change in unrealized gain (loss) on investments	(423,330)	(163,949)	(1,545,619)	87,411	(3,804,534)	1,103,484	(252,705)	(61,686)
Reinvested capital gains	81,742	22,343	195,866	23,237	728,343	299,593	135,721	64,003

Net increase (decrease) in contract owners’ equity resulting from operations	(611,214)	(71,298)	(1,009,285)	162,532	(2,515,681)	1,629,591	(190,259)	5,308

Equity transactions:
Purchase payments received from contract owners (note 4)	819,987	2,742,231	1,131,940	2,204,206	4,242,857	3,309,710	127	696,411
Transfers between funds	775,240	3,291,100	757,198	1,768,262	447,881	2,073,554	55,208	(330,048)
Redemptions (notes 2, 3, and 4)	(1,165,951)	(168,509)	(553,444)	(125,353)	(451,491)	(209,004)	(7,814)	(17,438)
Adjustments to maintain reserves	(4,731)	(1)	(2,910)	-	(6,094)	(3)	(181)	4

Net equity transactions	424,545	5,864,821	1,332,784	3,847,115	4,233,153	5,174,257	47,340	348,929

Net change in contract owners’ equity	(186,669)	5,793,523	323,499	4,009,647	1,717,472	6,803,848	(142,919)	354,237
Contract owners’ equity at beginning of period	9,332,957	3,539,434	6,122,866	2,113,219	11,595,557	4,791,709	484,294	130,057

Contract owners’ equity at end of period	$9,146,288	9,332,957	6,446,365	6,122,866	13,313,029	11,595,557	341,375	484,294

CHANGE IN UNITS:
Beginning units	873,565	327,980	477,611	177,918	698,860	360,845	26,900	6,846
Units purchased	549,491	700,902	265,036	331,074	465,909	412,372	9,400	64,531
Units redeemed	(510,005)	(155,317)	(140,626)	(31,381)	(161,403)	(74,357)	(5,731)	(44,477)

Ending units	913,051	873,565	602,021	477,611	1,003,366	698,860	30,569	26,900

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MGRFV		NOVPB1
	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$1,358	(115)	(9)	(80)
Realized gain (loss) on investments	874	437	(3,756)	(101)
Change in unrealized gain (loss) on investments	(1,634)	(3,652)	(925)	1,134
Reinvested capital gains	-	3,858	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	598	528	(4,690)	953

Equity transactions:
Purchase payments received from contract owners (note 4)	27,004	59	(1)	-
Transfers between funds	(8,640)	22,841	(47,669)	-
Redemptions (notes 2, 3, and 4)	(8,952)	(4,985)	-	(1,891)
Adjustments to maintain reserves	(49)	(1)	(2)	(2)

Net equity transactions	9,363	17,914	(47,672)	(1,893)

Net change in contract owners’ equity	9,961	18,442	(52,362)	(940)
Contract owners’ equity at beginning of period	84,561	66,119	52,362	53,302

Contract owners’ equity at end of period	$94,522	84,561	-	52,362

CHANGE IN UNITS:
Beginning units	7,484	5,903	4,472	4,643
Units purchased	2,697	2,034	-	-
Units redeemed	(1,872)	(453)	(4,472)	(171)

Ending units	8,309	7,484	-	4,472

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-15 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on February 22, 2019. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

Alger Portfolios

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

Alliance Var Products Series

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

ALPS Variable Investment Trust

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)

American Century Variable Port

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

American Funds Ins Series

American Funds Insurance Series(R) - Asset Allocation Fund: Class 4 (AMVAA4)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)

American Funds Insurance Series(R) - Global Growth Fund: Class 4 (AMVGG4)

American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)

American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)*

American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)

BlackRock Var Series Trst Fnds

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

Columbia Variable Portfolio

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)

Delaware VIP Trust

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DFA Investment Dimensions

DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Eaton Vance VP

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

Fidelity VIP

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

First Eagle

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

Franklin Templeton VIP Trust

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Goldman Sachs Var Ins Trust

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)

Guggenheim Variable Trust

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Guggenheim Variable Funds Trust - Series E (Total Return Bond) (GVTRBE)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)

Invesco V. I.

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Ivy VIP

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

Janus Henderson VIT Funds

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

John Hancock

John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II (JHEMV2)

Lazard Retirement Series Fund

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LMPV Equity Trust

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

Lord Abbett Series Fund, Inc.

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MainStay VP Funds Trust

MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

MFS Variable Insurance Trust

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)*

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Morgan Stanley

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

Nationwide Variable Insurance

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)*

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class Y (NVFIY)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)

Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)*

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

PIMCO Variable Insurance Trust

PIMCO VIT Dynamic Bond - Admin (PMUBAM)

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

Putnam Variable Trust

Putnam VT Diversified Income Cl IB (PVDIB)

Putnam Variable Trust - Putnam VT Income Fund: Class IB (PVIB)

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

Redwood

Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I (RWMVI)

T. Rowe Price VIP II

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VanEck VIP

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S (VEEMS)

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

Vanguard Variable Ins Funds

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)

Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

Wells Fargo Variable Trust

Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Westchester Capital Mgmt

The Merger Fund VL - The Merger Fund VL (MGRFV)

*	At December 31, 2022, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2022 and for each of the years in the two-year period ended December 31, 2022. For the subaccounts listed below with inception dates in 2022, the financial statements are as of December 31, 2022

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

and for the period from the inception date to December 31, 2022. For the subaccounts listed below with liquidation dates in 2022, the financial statements are for the period from January 1, 2022 to the liquidation date. For the subaccounts listed below with inception dates in 2021, the prior year financial statements reflect the period from inception date to December 31, 2021.

	Inception Date	Liquidation Date
NVIT Blueprint Moderate II (NVCMD2)	2/11/2021
NVIT JP Morgan Mozaic Multi-Asset Class Y (NJMMAY)	4/20/2021
American Century VP Value II (ACVV2)	5/4/2021
Fidelity VIP Growth Opportunities - Serv II (FGO2)	5/11/2021
Morgan Stanley VIF Growth Class II (MSVEG2)	5/11/2021
Putnam VT International Value Class IB (PVIGIB)	5/11/2021
Fidelity VIP Intl Capital Appreciation - Serv II (FVICA2)	5/13/2021
NVIT BNY Mellon Dynamic U.S. Equity Income II (NVAMV2)	5/13/2021
Fidelity VIP Emerging Markets - Serv II (FEMS2)	5/24/2021
ALPS Alerian Energy Infrastructure Class III (AAEIP3)	5/25/2021
NVIT Blueprint Aggressive II (NVCRA2)	6/1/2021
Fidelity VIP Growth - Serv II (FG2)	7/2/2021
CVP High Yield Bond Class 2 (CLVHY2)	7/6/2021
NVIT Investor Destinations Aggressive II (GVIDA)	7/6/2021
Franklin Templeton Global Bond II (FTVGI2)	8/2/2021
Invesco V.I. Global Real Estate I (IVRE)	8/2/2021
NVIT Federated High Income Bond I (HIBF)	9/20/2021
PIMCO VIT All Asset - Advisor (PMVAAD)	11/4/2021
Fidelity VIP Value Strategies - Serv II (FVSS2)	5/13/2022
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)	6/9/2022
NVIT Emerging Markets Class II (GEM2)	8/3/2022
Northern Lights Probabilities (NOVPB1)		10/21/2022
There were no underlying mutual fund mergers for each of the years in the two-year period ending December 31, 2022.

For the one-year period ended December 31, 2022, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
NVMIG6	NVIT NS Partners International Focused Growth	NVIT AllianzGI International Growth	7/18/2022
VEEMS	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S	VanEck VIP Emerging Markets Bond Initial Cl	5/1/2022

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2022 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 2.10% to 2.60%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.20% of the daily value of the allocations to the underlying fund options
Low Cost Fund Fee	0.35%, on an annualized basis, of the daily value of the allocations to certain subaccounts
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Return of Premium Death Benefit Option	0.15%
Nationwide Lifetime Income Rider Advisory Option	Up to 1.50%
Joint Option for the Nationwide Lifetime Income Advisory Option	Up to 0.40%
Retirement Income Developer Option	Up to 1.25%
Joint Option for the Retirement Income Developer	Up to 0.35%
Pro 4 Option	Up to 0.55%
Joint Option for the Pro 4 Option	0.15%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2022 and 2021, total transfers to the Separate Account from the fixed account were $0 and $0, respectively, and total transfers from the Separate Account to the fixed account were $0 and $0, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 Investments.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2022 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALCAI2	$401,495	$416,157
ALVIVB	4,578	1,186
ALVSVA	609,763	134,480
AAEIP3	842,607	824,908
ARLPE3	8,060	7,345
ACVIP2	602,312	460,940
ACVMV2	590,043	135,472
ACVV2	249,986	221,430
AMVAA4	609,279	914,155
AMVBC4	2,091,955	362,440
AMVBD4	1,777,956	569,508
AMVGG4	895,346	490,932
AMVGI4	1,553,825	402,247
AMVGR4	3,331,680	1,174,769
AMVHI4	70,262	100,143
AMVI4	649,330	110,165
AMVNW4	987,788	514,661
AMVUA4	102,296	8,365
BRVHY3	140,896	108,178
BRVTR3	737,935	831,117
CLVHY2	22,358	1,056
DWVSVS	448,062	128,236
DFVEA	703,934	394,921
DFVGB	1,034,021	544,074
DFVGMI	60,331	132,170
DFVIS	373,820	108,276
DFVIV	774,451	437,842
DFVSTF	7,817,092	6,706,463
DFVULV	1,716,008	1,498,843
DFVUTV	1,167,479	1,267,868

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

ETVFR	1,560,091	451,237
FB2	170,564	97,969
FC2	846,950	236,364
FEMS2	76,635	39,727
FG2	260,073	148,986
FGI2	521,901	162,588
FGO2	301,185	49,989
FIGBP2	1,133,995	610,252
FNRS2	1,509,734	1,310,694
FVICA2	268,319	34,058
FVSIS2	776,253	775,928
FVSS2	121,371	2,680
FEOVF	733,018	338,046
FTVGI2	44,587	197
GVMSAS	219,797	135,825
GVSSCS	179,411	30,398
GVFRB	800,125	225,548
GVTRBE	1,070,569	684,063
RCPF	72,527	85,314
RFSF	495,940	161,955
RTEL	47,098	36,808
SBLP	65	128
IVRE	80,335	4,685
OVGIS	76,784	1,300
OVGSS	103,205	124,449
OVIG	233,807	127,209
WRENG	4,378	2
WRMCG	753,287	402,578
JABS	222,297	295,544
JAFBS	409,454	187,470
JAGTS	554,933	324,950
JAMGS	446,102	153,710
JHEMV2	71,600	280,080
LZREMS	3,429	4,291
LVCLGI	91,621	153,155
SBVSG2	439,747	236,314
LOVBD	1,389,329	920,619
LOVTRC	544,704	1,184,260
MNCPS2	81,955	343,941
MEGSS	435,271	364,449
MV2RIS	369,219	571,775
MV3MVS	161,442	147,369
MVFSC	503,132	124,882
MVUSC	283,870	177,715
MSEMB	4,556	1,199
MSGI2	18,007	18,284
MSVEG2	385,429	119,219
DTRTFY	786,101	674,005
EIF	383,697	330,627
GBF	138,386	151,935
GEM2	3,469	145
GIG	293,316	141,648
GVDMA	204,631	114,282
GVDMC	1,868,566	391,760
GVEXD	16,171,959	6,186,774
GVIDA	534,174	30,069
GVIDC	614,733	228,594
GVIDM	823,123	1,460,499
GVIXY	430,593	81,482
IDPG2	7,454,321	977,211

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

IDPGI2	709,488	159,769
MCIFD	917,398	518,224
MSBF	7,631	79,510
NAMAA2	26,957,236	877,438
NAMGI2	9,121	2,379
NCPG2	4,930,905	1,843,781
NCPGI2	58,292	54,663
NJMMAY	27,309	31,308
NVAMV2	404,008	245,283
NVBXD	488,931	3,019,231
NVCCA2	11,682	3,924
NVCCN2	302,465	218,186
NVCMA2	44,235	38,187
NVCMC2	1,212,739	51,314
NVCMD2	111,282	688,183
NVCRA2	119,954	4,875
NVCRB2	1,245,875	73,526
NVDBL2	2,417,374	545,149
NVDCA2	65,457	14,314
NVFIY	559,412	209,036
NVGEY	1,997,223	193,829
NVMGA2	27,007	7,537
NVMIVZ	94,392	443
NVMMG2	218,614	48,308
NVMMV1	150,952	169,690
NVNMO2	127,385	42,922
NVNSR2	469,581	59,183
NVRE2	178,253	43,874
NVSIXD	1,717,588	666,172
SAM	36,186,822	23,501,273
SCF	110,101	4,838
SCGF2	60,989	23,884
SCVF	152,442	33,165
TRF2	737,406	1,231,623
PMUBAM	309,199	123,832
PMVAAD	96,588	17,204
PMVEBA	43,851	42,350
PMVFAD	11,640	555
PMVFHA	76,250	7,903
PMVHYA	11,926	2,273
PMVID	2,328,737	1,471,577
PMVLDA	573,998	250,335
PMVLGA	386,909	232,658
PMVRRA	131,561	87,778
PMVRSA	1,423,300	1,087,089
PMVTRA	1,506,807	2,029,636
PVSTA	2,852,452	1,159,515
PVDIB	664,135	219,650
PVIB	190,294	302,016
PVIGIB	11,451	9,466
PVTIGB	16,310	82
RWMVI	73,080	4,696
TRBCG2	1,105,605	389,681
TRHS2	696,248	213,661
VEEMS	134,910	228,177
VVGGS	1,459,528	1,130,064
VWHAS	1,149,336	1,026,451
VVB	2,321,170	1,162,809
VVCG	802,016	739,750
VVDV	1,379,298	1,411,019

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

VVEI	3,088,321	2,081,395
VVEIX	2,986,925	1,325,807
VVG	2,138,325	1,162,361
VVGBI	53,962	137,167
VVHGB	7,787,871	4,992,086
VVHYB	176,935	436,001
VVI	1,476,898	363,573
VVMCI	2,281,317	837,407
VVREI	456,610	1,324,505
VVSTC	5,002,391	4,372,153
VVTISI	2,721,674	1,035,003
VVTSM	6,870,470	1,833,957
SVDF	252,408	69,895
MGRFV	31,616	20,896
NOVPB1	—	47,682

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2022, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2022. The information is presented as a value or range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a value or range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)
2022	0.20%	57,337	$12.82	$734,864	0.00%	-36.65%
2021	0.20%	59,305	20.23	1,199,805	0.00%	18.89%
2020	0.20%	33,991	17.02	578,428	0.00%	41.47%
2019	0.20%	2,392	12.03	28,774	0.00%	20.29%	*	***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2022	0.20%	2,682	10.70	28,699	4.40%	-13.97%
2021	0.20%	2,435	12.44	30,295	1.69%	10.63%
2020	0.20%	2,564	11.24	28,830	0.92%	2.01%
2019	0.20%	1,217	11.02	13,418	0.81%	10.23%	*	***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2022	0.20%	74,905	12.74	954,210	1.16%	-15.80%
2021	0.20%	53,030	15.13	802,281	0.84%	35.68%
2020	0.20%	16,258	11.15	181,288	0.68%	3.16%
2019	0.20%	11,622	10.81	125,626	0.42%	8.09%	*	***
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2022	0.20%	13,149	12.30	161,745	1.68%	17.09%
2021	0.20%	13,920	10.51	146,239	2.65%	37.50%	*	***
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)
2022	0.20%	1,285	12.11	15,561	9.97%	-29.05%
2021	0.20%	1,550	17.07	26,462	4.40%	23.69%
2020	0.20%	1,673	13.80	23,089	16.39%	9.03%	*	***
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2022	0.20%	29,269	10.70	313,280	5.44%	-13.25%
2021	0.20%	18,713	12.34	230,897	4.26%	6.06%
2020	0.20%	1,368	11.63	15,927	1.37%	9.34%
2019	0.20%	477	10.64	5,073	0.42%	6.41%	*	***
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
2022	0.20%	40,463	15.80	639,449	2.19%	-1.58%
2021	0.20%	14,457	16.06	232,135	1.24%	22.77%
2020	0.20%	6,328	13.08	82,765	0.68%	30.79%	*	***
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
2022	0.20%	5,866	16.33	95,821	2.08%	0.11%
2021	0.20%	5,827	16.32	95,070	0.98%	24.03%	*	***
American Funds Insurance Series(R) - Asset Allocation Fund: Class 4 (AMVAA4)
2022	0.20%	240,176	12.52	3,006,207	1.65%	-13.83%
2021	0.20%	290,044	14.53	4,213,285	1.89%	14.61%
2020	0.20%	93,234	12.67	1,181,680	1.59%	11.93%
2019	0.20%	31,403	11.32	355,572	2.96%	13.23%	*	***
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)
2022	0.20%	213,737	14.27	3,049,837	2.08%	-8.87%
2021	0.20%	136,288	15.66	2,133,959	1.30%	27.26%
2020	0.20%	98,902	12.30	1,216,892	1.99%	8.25%
2019	0.20%	33,554	11.37	381,362	2.18%	13.66%	*	***
American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)
2022	0.20%	408,504	10.08	4,119,738	2.96%	-12.92%
2021	0.20%	310,983	11.58	3,601,669	1.56%	-0.79%
2020	0.20%	113,272	11.67	1,322,258	3.13%	9.16%
2019	0.20%	19,894	10.69	212,734	4.76%	6.94%	*	***

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds Insurance Series(R) - Global Growth Fund: Class 4 (AMVGG4)
2022	0.20%	169,368	13.70	2,320,742	0.47%	-25.07%
2021	0.20%	157,040	18.29	2,871,728	0.20%	15.90%
2020	0.20%	87,157	15.78	1,375,110	0.18%	29.91%
2019	0.20%	16,442	12.15	199,697	1.56%	21.45%	*	***
American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)
2022	0.20%	200,711	13.43	2,695,856	1.26%	-16.87%
2021	0.20%	134,615	16.16	2,175,067	1.11%	23.55%
2020	0.20%	63,691	13.08	832,912	1.66%	13.02%
2019	0.20%	11,872	11.57	137,372	2.31%	15.71%	*	***
American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)
2022	0.20%	416,314	15.25	6,348,840	0.11%	-30.25%
2021	0.20%	346,412	21.87	7,574,358	0.06%	21.44%
2020	0.20%	100,682	18.00	1,812,759	0.21%	51.41%
2019	0.20%	7,423	11.89	88,268	0.70%	18.91%	*	***
American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)
2022	0.20%	8,060	11.08	89,308	5.42%	-9.71%
2021	0.20%	11,454	12.27	140,563	6.00%	7.97%
2020	0.20%	3,595	11.37	40,864	1.83%	7.52%
2019	0.20%	7,236	10.57	76,495	3.81%	5.72%	*	***
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
2022	0.20%	118,778	9.86	1,171,403	1.62%	-21.18%
2021	0.20%	87,532	12.51	1,095,195	2.84%	-1.91%
2020	0.20%	41,912	12.76	534,607	0.32%	13.43%
2019	0.20%	18,952	11.25	213,111	3.19%	12.45%	*	***
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2022	0.20%	234,218	11.64	2,726,515	1.15%	-22.41%
2021	0.20%	215,450	15.00	3,232,334	0.74%	4.42%
2020	0.20%	108,626	14.37	1,560,689	0.04%	23.05%
2019	0.20%	13,428	11.68	156,789	0.72%	16.77%	*	***
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)
2022	0.20%	9,389	9.55	89,654	3.21%	-4.52%	*	***
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2022	0.20%	61,492	10.88	668,978	4.98%	-10.73%
2021	0.20%	61,365	12.19	747,864	3.76%	5.00%
2020	0.20%	5,186	11.61	60,192	3.58%	6.82%
2019	0.20%	529	10.87	5,751	4.04%	8.65%	*	***
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2022	0.20%	510,053	9.74	4,967,153	1.88%	-14.44%
2021	0.20%	529,909	11.38	6,031,401	1.28%	-1.89%
2020	0.20%	133,261	11.60	1,545,997	1.57%	8.33%
2019	0.20%	19,033	10.71	203,824	2.00%	7.09%	*	***
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)
2022	0.20%	2,324	10.82	25,153	5.14%	-10.96%
2021	0.20%	678	12.16	8,239	4.83%	4.58%	*	***
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2022	0.20%	63,300	12.88	815,476	0.48%	-12.53%
2021	0.20%	41,476	14.73	610,873	0.53%	33.75%
2020	0.20%	21,935	11.01	241,550	0.86%	-2.37%
2019	0.20%	5,493	11.28	61,957	0.00%	12.80%	*	***
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)
2022	0.55%	132,677	13.54	1,796,347	1.99%	-14.15%
2021	0.55%	115,442	15.77	1,820,688	2.99%	23.69%
2020	0.55%	37,228	12.75	474,676	1.51%	11.54%
2019	0.55%	11,002	11.43	125,765	2.41%	14.31%	*	***

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)
2022	0.55%	186,743	9.48	1,771,135	1.63%	-6.85%
2021	0.55%	138,929	10.18	1,414,487	1.58%	-1.58%
2020	0.55%	3,617	10.35	37,418	0.02%	0.90%
2019	0.55%	2,732	10.25	28,013	2.53%	2.53%	*	***
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
2022	0.55%	113,469	12.30	1,395,262	1.44%	-11.44%
2021	0.55%	121,774	13.89	1,690,905	2.06%	13.58%
2020	0.55%	2,728	12.23	33,351	1.18%	10.68%	*	***
DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)
2022	0.55%	91,868	11.58	1,063,465	2.81%	-18.09%
2021	0.55%	73,909	14.13	1,044,579	3.59%	13.94%
2020	0.55%	19,445	12.40	241,207	1.58%	8.81%
2019	0.55%	14,250	11.40	162,449	4.32%	14.00%	*	***
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)
2022	0.55%	112,403	11.92	1,340,378	4.41%	-3.99%
2021	0.55%	88,704	12.42	1,101,679	6.16%	17.47%
2020	0.55%	15,999	10.57	169,158	2.16%	-2.30%
2019	0.55%	4,895	10.82	52,970	0.00%	8.22%	*	***
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)
2022	0.55%	496,201	9.90	4,914,701	1.36%	-1.70%
2021	0.55%	389,525	10.08	3,924,724	0.01%	-0.74%
2020	0.55%	52,583	10.15	533,744	0.81%	0.05%
2019	0.55%	5,815	10.15	58,997	2.35%	1.46%	*	***
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)
2022	0.55%	285,784	13.49	3,855,982	2.27%	-5.40%
2021	0.55%	278,229	14.26	3,968,286	2.32%	26.34%
2020	0.55%	80,602	11.29	909,927	2.61%	-1.92%
2019	0.55%	16,052	11.51	184,758	2.66%	15.10%	*	***
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)
2022	0.55%	160,671	14.90	2,394,061	1.26%	-4.74%
2021	0.55%	182,489	15.64	2,854,386	2.08%	38.92%
2020	0.55%	54,176	11.26	610,006	3.20%	3.41%
2019	0.55%	5,457	10.89	59,421	1.43%	8.88%	*	***
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2022	0.20%	192,777	10.54	2,031,231	4.73%	-2.93%
2021	0.20%	97,821	10.85	1,061,829	2.81%	3.42%
2020	0.20%	3,643	10.50	38,237	2.47%	1.80%
2019	0.20%	2,853	10.31	29,416	2.93%	3.11%	*	***
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2022	0.20%	27,944	13.45	375,826	1.06%	-18.35%
2021	0.20%	25,043	16.47	412,513	0.71%	17.76%
2020	0.20%	11,670	13.99	163,245	1.10%	21.88%	*	***
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2022	0.20%	190,810	14.38	2,744,675	0.29%	-26.63%
2021	0.20%	161,002	19.61	3,156,681	0.02%	27.26%
2020	0.20%	45,010	15.41	693,488	0.05%	29.97%
2019	0.20%	19,097	11.85	226,371	0.46%	18.54%	*	***
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2022	0.20%	35,271	7.39	260,548	1.71%	-20.53%
2021	0.20%	30,875	9.30	286,992	2.80%	-7.05%	*	***
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2022	0.20%	34,295	8.46	290,294	0.26%	-24.79%
2021	0.20%	23,309	11.26	262,351	0.00%	12.55%	*	***
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2022	0.20%	78,868	14.96	1,180,169	1.83%	-5.36%
2021	0.20%	56,383	15.81	891,504	2.89%	25.39%
2020	0.20%	20,375	12.61	256,933	1.89%	7.38%	*	***

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)
2022	0.20%	33,600	6.40	214,930	0.00%	-38.44%
2021	0.20%	7,836	10.39	81,422	0.00%	3.91%	*	***
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
2022	0.20%	313,407	9.99	3,132,344	2.24%	-13.39%
2021	0.20%	284,298	11.54	3,280,520	2.09%	-1.09%
2020	0.20%	100,710	11.67	1,174,931	3.29%	8.94%
2019	0.20%	21,323	10.71	228,339	2.24%	7.09%	*	***
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2022	0.20%	19,532	29.29	572,147	1.94%	62.54%
2021	0.20%	13,452	18.02	242,427	2.95%	54.52%
2020	0.20%	1,000	11.66	11,663	2.48%	16.63%	*	***
Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)
2022	0.20%	55,143	7.88	434,759	0.10%	-26.72%
2021	0.20%	30,938	10.76	332,857	0.00%	7.59%	*	***
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)
2022	0.20%	278,770	10.38	2,893,714	3.36%	-11.70%
2021	0.20%	290,529	11.76	3,415,200	3.37%	3.33%
2020	0.20%	81,934	11.38	932,147	4.52%	6.95%
2019	0.20%	21,611	10.64	229,901	8.96%	6.38%	*	***
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2022	0.20%	11,737	9.68	113,644	1.87%	-3.18%
First Eagle Variable Funds - Overseas Variable Fund (FEOVF)
2022	0.20%	214,089	10.94	2,342,595	2.21%	-8.35%
2021	0.20%	197,122	11.94	2,353,435	1.13%	4.23%
2020	0.20%	62,264	11.45	713,177	2.46%	6.64%
2019	0.20%	19,962	10.74	214,414	0.42%	7.41%	*	***
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2022	0.20%	6,147	8.44	51,873	0.00%	-5.14%
2021	0.20%	750	8.90	6,673	0.00%	-5.18%	*	***
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2022	0.20%	32,672	10.95	357,618	3.29%	-6.72%
2021	0.20%	26,472	11.73	310,639	2.88%	4.63%
2020	0.20%	711	11.22	7,974	1.87%	6.51%	*	***
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)
2022	0.20%	44,449	11.83	525,833	0.10%	-19.80%
2021	0.20%	33,371	14.75	492,222	0.30%	23.25%
2020	0.20%	11,580	11.97	138,583	0.00%	8.15%
2019	0.20%	6,952	11.07	76,931	0.21%	10.66%	*	***
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
2022	0.20%	95,219	10.48	997,939	2.38%	-1.05%
2021	0.20%	42,243	10.59	447,420	3.31%	2.30%
2020	0.20%	104	10.35	1,077	0.00%	-0.19%	*	***
Guggenheim Variable Funds Trust - Series E (Total Return Bond) (GVTRBE)
2022	0.20%	246,112	9.83	2,419,667	2.91%	-16.31%
2021	0.20%	217,864	11.75	2,559,491	1.98%	-0.63%
2020	0.20%	64,346	11.82	760,746	1.38%	13.98%
2019	0.20%	10,134	10.37	105,120	1.13%	3.73%	*	***
Rydex Variable Trust - Consumer Products Fund (RCPF)
2022	0.20%	1,115	13.45	14,996	0.48%	-1.11%
2021	0.20%	2,368	13.60	32,209	0.60%	10.40%
2020	0.20%	1,815	12.32	22,363	0.83%	7.36%	*	***
Rydex Variable Trust - Financial Services Fund (RFSF)
2022	0.20%	39,408	12.68	499,632	0.53%	-18.28%
2021	0.20%	16,270	15.51	252,412	0.33%	34.99%
Rydex Variable Trust - Telecommunications Fund (RTEL)
2022	0.20%	992	9.18	9,109	0.27%	-26.00%
2021	0.20%	247	12.41	3,061	0.79%	8.77%
2020	0.20%	1,952	11.41	22,266	0.85%	9.28%	*	***

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)
2022	0.20%	85	10.61	902	6.53%	-9.88%
2021	0.20%	97	11.78	1,142	5.10%	5.20%
2020	0.20%	97	11.20	1,086	0.00%	4.43%	*	***
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)
2022	0.20%	9,446	9.15	86,439	3.24%	-25.08%
2021	0.20%	2,909	12.21	35,533	1.60%	25.46%	*	***
Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)
2022	0.20%	10,140	13.60	137,894	1.16%	-20.47%
2021	0.20%	9,119	17.10	155,913	0.65%	26.98%
2020	0.20%	2,394	13.47	32,237	0.00%	13.47%	*	***
Invesco - Invesco V.I. Global Fund: Series II (OVGSS)
2022	0.20%	17,152	11.52	197,647	0.00%	-32.07%
2021	0.20%	20,871	16.96	354,062	0.00%	14.94%
2020	0.20%	8,051	14.76	118,826	0.42%	27.08%	*	***
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2022	0.20%	38,895	11.44	444,955	0.00%	-27.27%
2021	0.20%	38,231	15.73	601,401	0.00%	10.00%
2020	0.20%	9,214	14.30	131,765	0.52%	21.26%
2019	0.20%	5,793	11.79	68,317	0.81%	17.93%	*	***
Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)
2022	0.20%	320	12.85	4,110	13.72%	50.17%
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)
2022	0.20%	100,487	14.13	1,419,722	0.00%	-30.93%
2021	0.20%	101,393	20.46	2,074,045	0.00%	16.12%
2020	0.20%	48,681	17.62	857,519	0.00%	48.70%
2019	0.20%	14,108	11.85	167,127	0.00%	18.46%	*	***
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2022	0.20%	70,039	12.69	888,766	0.90%	-16.78%
2021	0.20%	79,405	15.25	1,210,832	0.68%	16.68%
2020	0.20%	63,788	13.07	833,665	2.47%	13.80%
2019	0.20%	24,767	11.48	284,441	0.00%	14.85%	*	***
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2022	0.20%	98,121	10.02	982,766	2.12%	-14.07%
2021	0.20%	81,171	11.66	946,145	1.88%	-1.31%
2020	0.20%	32,184	11.81	380,127	1.39%	10.03%
2019	0.20%	23,031	10.73	247,222	4.01%	7.34%	*	***
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2022	0.20%	52,965	13.88	735,122	0.00%	-37.25%
2021	0.20%	47,187	22.12	1,043,685	0.11%	17.51%
2020	0.20%	23,874	18.82	449,383	0.00%	50.43%
2019	0.20%	8,841	12.51	110,628	0.00%	25.13%	*	***
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
2022	0.20%	33,336	13.56	451,895	0.09%	-16.32%
2021	0.20%	22,245	16.20	360,342	0.17%	16.31%
2020	0.20%	29,011	13.93	404,045	0.04%	18.94%
2019	0.20%	9,588	11.71	112,270	0.03%	17.09%	*	***
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II (JHEMV2)
2022	0.30%	14,409	10.54	151,828	2.75%	-12.14%
2021	0.30%	32,066	11.99	384,550	2.67%	10.75%
2020	0.30%	4,071	10.83	44,082	3.16%	3.05%	*	***
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2022	0.20%	4,554	9.81	44,694	3.27%	-15.28%
2021	0.20%	4,747	11.59	54,995	1.97%	5.26%
2020	0.20%	4,348	11.01	47,856	2.55%	-1.47%
2019	0.20%	1,186	11.17	13,250	0.00%	11.71%	*	***

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)
2022	0.20%	17,751	12.73	225,995	0.00%	-32.38%
2021	0.20%	23,499	18.83	442,412	0.00%	21.70%
2020	0.20%	24,213	15.47	374,591	0.02%	30.48%
2019	0.20%	5,758	11.86	68,272	0.38%	18.57%	*	***
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)
2022	0.20%	68,383	12.64	864,514	0.00%	-29.15%
2021	0.20%	57,135	17.84	1,019,501	0.00%	12.09%
2020	0.20%	20,084	15.92	319,724	0.00%	42.63%
2019	0.20%	11,064	11.16	123,492	0.00%	11.62%	*	***
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)
2022	0.20%	346,605	10.36	3,589,609	4.50%	-12.98%
2021	0.20%	320,966	11.90	3,819,703	3.66%	3.07%
2020	0.20%	115,971	11.55	1,339,008	5.56%	7.09%
2019	0.20%	39,532	10.78	426,223	8.60%	7.82%	*	***
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2022	0.20%	106,672	9.72	1,036,938	3.68%	-14.22%
2021	0.20%	164,084	11.33	1,859,425	2.39%	-0.44%
2020	0.20%	107,963	11.38	1,228,913	3.45%	7.21%
2019	0.20%	8,952	10.62	95,041	3.04%	6.17%	*	***
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
2022	0.20%	13,018	14.20	184,844	2.66%	-13.14%
2021	0.20%	31,292	16.35	511,546	0.44%	8.65%
2020	0.20%	2,079	15.05	31,281	0.10%	35.30%	*	***
MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)
2022	0.20%	38,104	13.44	512,119	0.00%	-31.94%
2021	0.20%	38,309	19.75	756,506	0.00%	22.99%
2020	0.20%	23,420	16.06	376,035	0.00%	31.27%
2019	0.20%	3,621	12.23	44,289	0.00%	22.31%	*	***
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2022	0.20%	86,228	12.23	1,054,216	1.54%	-17.96%
2021	0.20%	103,718	14.90	1,545,734	0.89%	11.04%
2020	0.20%	1,634	13.42	21,930	0.00%	34.21%	*	***
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
2022	0.20%	35,988	16.26	585,124	0.81%	-9.19%
2021	0.20%	38,114	17.90	682,371	0.77%	30.34%
2020	0.20%	3,107	13.74	42,677	0.00%	37.36%	*	***
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2022	0.20%	78,057	14.15	1,104,403	1.27%	-6.33%
2021	0.20%	56,151	15.10	848,148	1.33%	24.91%
2020	0.20%	16,439	12.09	198,794	0.86%	3.01%
2019	0.20%	5,726	11.74	67,221	0.00%	17.39%	*	***
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
2022	0.20%	17,203	13.72	235,959	2.86%	0.28%
2021	0.20%	10,630	13.68	145,402	1.86%	13.60%
2020	0.20%	7,344	12.04	88,428	1.95%	5.41%
2019	0.20%	1,905	11.42	21,762	0.00%	14.23%	*	***
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
2022	0.20%	3,570	9.02	32,188	7.67%	-18.97%
2021	0.20%	3,479	11.13	38,715	3.91%	-2.16%
2020	0.20%	95	11.37	1,081	2.65%	5.32%
2019	0.20%	344	10.80	3,710	5.21%	7.99%	*	***
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
2022	0.20%	7,081	11.78	83,436	2.44%	-8.50%
2021	0.20%	7,493	12.88	96,491	2.74%	13.78%
2020	0.20%	7,180	11.32	81,266	1.76%	-1.63%
2019	0.20%	1,166	11.51	13,418	2.46%	15.06%	*	***
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)
2022	0.20%	34,117	3.91	133,413	0.00%	-60.24%
2021	0.20%	11,492	9.84	113,030	0.00%	-1.64%	*	***

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Double Line Total Return Tactical Fund: Class Y (DTRTFY)
2022	0.45%	180,014	9.41	1,693,782	3.04%	-13.23%
2021	0.45%	176,432	10.84	1,913,127	3.00%	-0.45%
2020	0.45%	93,686	10.89	1,020,462	3.20%	3.63%
2019	0.45%	9,294	10.51	97,696	8.27%	5.11%	*	***
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)
2022	0.20%	45,054	13.99	630,269	1.54%	-4.18%
2021	0.20%	46,343	14.60	676,584	1.78%	20.05%
2020	0.20%	13,767	12.16	167,423	3.20%	3.42%
2019	0.20%	5,010	11.76	58,914	2.71%	17.59%	*	***
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2022	0.20%	5,832	9.50	55,396	1.39%	-12.73%
2021	0.20%	7,813	10.88	85,036	1.21%	-2.28%
2020	0.20%	11,353	11.14	126,436	1.45%	5.87%
2019	0.20%	6,198	10.52	65,195	7.99%	5.19%	*	***
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2022	0.20%	346	9.06	3,136	0.82%	-9.40%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2022	0.20%	65,695	11.47	753,533	3.87%	-14.29%
2021	0.20%	62,866	13.38	841,348	2.83%	12.43%
2020	0.20%	45,145	11.90	537,368	1.93%	7.73%
2019	0.20%	3,834	11.05	42,357	2.57%	10.49%	*	***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2022	0.20%	14,113	11.73	165,529	0.00%	-18.44%
2021	0.20%	11,580	14.38	166,536	0.19%	13.40%
2020	0.20%	510	12.68	6,468	0.22%	12.10%	*	***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2022	0.20%	233,395	10.72	2,502,878	0.00%	-14.56%
2021	0.20%	138,634	12.55	1,740,053	0.27%	6.49%
2020	0.20%	29,193	11.79	344,067	0.15%	8.34%	*	***
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)
2022	0.55%	843,629	14.55	12,275,232	1.49%	-18.65%
2021	0.55%	644,516	17.89	11,527,661	2.63%	27.79%
2020	0.55%	200,504	14.00	2,806,269	4.35%	17.59%
2019	0.55%	100,526	11.90	1,196,528	2.83%	19.03%	*	***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2022	0.20%	57,989	11.96	693,806	0.00%	-19.05%
2021	0.20%	33,541	14.78	495,737	0.13%	15.27%	*	***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2022	0.20%	105,940	10.20	1,080,313	0.00%	-12.37%
2021	0.20%	78,075	11.64	908,525	0.25%	2.55%
2020	0.20%	39,805	11.35	451,697	0.15%	6.50%
2019	0.20%	1,427	10.66	15,201	1.95%	6.55%	*	***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2022	0.20%	76,999	11.21	863,182	0.00%	-16.72%
2021	0.20%	147,020	13.46	1,979,020	0.20%	10.09%
2020	0.20%	19,807	12.23	242,175	0.00%	10.12%
2019	0.20%	999	11.10	11,092	0.00%	11.03%	*	***
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)
2022	0.55%	49,560	11.38	564,064	4.78%	-14.61%
2021	0.55%	22,095	13.33	294,519	3.95%	10.38%
2020	0.55%	8,751	12.08	105,680	0.63%	7.07%
2019	0.55%	31,783	11.28	358,487	5.49%	12.79%	*	***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2022	0.20%	1,061,925	11.13	11,819,064	0.00%	-15.33%
2021	0.20%	687,989	13.14	9,043,371	0.20%	11.79%
2020	0.20%	366,132	11.76	4,305,214	0.16%	6.12%
2019	0.20%	16,630	11.08	184,274	2.14%	10.81%	*	***

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2022	0.20%	163,944	10.50	1,720,989	0.00%	-14.34%
2021	0.20%	132,093	12.25	1,618,711	0.24%	7.36%
2020	0.20%	57,693	11.41	658,535	0.12%	4.35%
2019	0.20%	20,154	10.94	220,454	2.69%	9.39%	*	***
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)
2022	0.55%	129,857	13.44	1,745,820	1.32%	-13.75%
2021	0.55%	136,498	15.59	2,127,578	1.68%	23.75%
2020	0.55%	72,250	12.60	910,012	8.12%	12.66%
2019	0.55%	9,151	11.18	102,307	1.83%	11.80%	*	***
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2022	0.20%	12,950	11.35	146,936	3.26%	-2.49%
2021	0.20%	19,674	11.64	228,933	4.96%	5.03%
2020	0.20%	21,072	11.08	233,464	2.34%	3.85%
2019	0.20%	12,666	10.67	135,131	8.37%	6.68%	*	***
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
2022	0.20%	3,242,922	11.65	37,784,992	0.00%	-14.47%
2021	0.20%	1,825,210	13.62	24,863,385	0.00%	12.48%
2020	0.20%	595,532	12.11	7,212,199	1.94%	6.88%
2019	0.20%	156,335	11.33	1,771,460	4.66%	13.31%	*	***
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
2022	0.20%	9,607	12.63	121,334	0.00%	-15.58%
2021	0.20%	9,081	14.96	135,863	0.25%	22.21%
2020	0.20%	2,091	12.24	25,598	0.66%	6.77%	*	***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
2022	0.20%	1,231,201	11.52	14,187,395	0.00%	-15.40%
2021	0.20%	986,931	13.62	13,442,793	0.16%	15.18%
2020	0.20%	498,415	11.83	5,893,976	0.91%	7.14%
2019	0.20%	37,176	11.04	410,306	5.80%	10.37%	*	***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2022	0.20%	127,894	10.83	1,385,380	0.00%	-14.00%
2021	0.20%	127,010	12.60	1,599,709	0.17%	9.86%
2020	0.20%	24,395	11.46	279,685	0.42%	4.83%	*	***
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)
2022	0.55%	6,638	9.45	62,702	0.00%	-16.10%
2021	0.55%	6,940	11.26	78,136	4.10%	7.03%	*	***
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
2022	0.20%	18,368	15.51	284,884	0.98%	-1.49%
2021	0.20%	12,204	15.74	192,151	1.10%	34.05%	*	***
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)
2022	0.55%	92,042	9.57	881,098	1.38%	-13.71%
2021	0.55%	343,428	11.09	3,809,827	2.33%	-2.47%
2020	0.55%	18,753	11.37	213,303	0.68%	6.75%
2019	0.55%	67,580	10.66	720,098	4.02%	6.56%	*	***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
2022	0.20%	11,083	12.19	135,071	0.00%	-15.22%
2021	0.20%	10,881	14.37	156,409	0.17%	15.53%
2020	0.20%	2,057	12.44	25,595	0.00%	11.24%	*	***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
2022	0.20%	75,214	10.51	790,268	0.00%	-12.24%
2021	0.20%	69,644	11.97	833,843	0.24%	4.17%
2020	0.20%	33,186	11.49	381,418	0.26%	7.38%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2022	0.20%	38,890	12.61	490,508	0.00%	-15.30%
2021	0.20%	39,406	14.89	586,776	0.15%	17.82%
2020	0.20%	1,051	12.64	13,282	1.01%	12.04%
2019	0.20%	12,514	11.28	141,167	0.00%	12.80%	*	***

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
2022	0.20%	147,519	11.19	1,651,309	0.00%	-13.25%
2021	0.20%	54,120	12.90	698,318	0.15%	8.81%
2020	0.20%	30,983	11.86	367,400	0.58%	8.84%	*	***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
2022	0.20%	40,682	11.89	483,574	0.00%	-14.30%
2021	0.20%	85,210	13.87	1,181,844	0.29%	13.24%	*	***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
2022	0.20%	13,889	12.93	179,650	0.00%	-15.39%
2021	0.20%	5,825	15.29	89,037	0.15%	19.86%	*	***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
2022	0.20%	364,188	11.47	4,177,877	0.00%	-13.87%
2021	0.20%	275,942	13.32	3,675,435	0.17%	10.77%
2020	0.20%	113,257	12.02	1,361,820	0.87%	9.46%
2019	0.20%	5,726	10.98	62,904	1.46%	9.85%	*	***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2022	0.20%	311,772	10.98	3,423,699	0.00%	-15.16%
2021	0.20%	213,814	12.94	2,767,537	0.36%	8.03%
2020	0.20%	32,584	11.98	390,421	0.06%	9.19%
2019	0.20%	1,011	10.97	11,092	0.00%	9.74%	*	***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2022	0.20%	5,120	11.51	58,921	0.00%	-17.73%
2021	0.20%	2,910	13.99	40,703	0.22%	11.94%
2020	0.20%	1,141	12.50	14,271	0.01%	11.40%	*	***
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class Y (NVFIY)
2022	0.55%	137,699	9.69	1,334,283	2.40%	-13.78%
2021	0.55%	106,239	11.24	1,194,038	1.83%	-2.13%
2020	0.55%	28,657	11.48	329,081	4.41%	7.16%
2019	0.55%	1,492	10.72	15,991	0.00%	7.16%	*	***
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)
2022	0.55%	147,885	13.48	1,994,001	3.17%	-16.42%
2021	0.55%	23,124	16.13	373,064	3.13%	21.75%
2020	0.55%	479	13.25	6,348	1.87%	15.68%	*	***
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)
2022	0.20%	17,724	11.19	198,397	0.00%	-15.01%
2021	0.20%	15,871	13.17	209,021	5.62%	4.22%
2020	0.20%	1,202	12.64	15,190	0.87%	14.32%
2019	0.20%	2,414	11.05	26,681	0.89%	10.55%	*	***
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
2022	0.20%	10,237	9.27	94,868	0.00%	-6.31%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)
2022	0.20%	28,325	11.03	312,312	0.00%	-37.94%
2021	0.20%	23,871	17.77	424,119	0.00%	-5.12%
2020	0.20%	1,901	18.73	35,600	0.00%	60.18%	*	***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2022	0.20%	8,590	13.33	114,515	1.53%	-2.79%
2021	0.20%	11,137	13.71	152,739	1.22%	23.95%
2020	0.20%	5,862	11.06	64,856	1.54%	-1.27%
2019	0.20%	8,007	11.21	89,731	2.61%	12.06%	*	***
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2)
2022	0.20%	10,687	13.87	148,266	0.35%	-17.28%
2021	0.20%	6,239	16.77	104,635	0.33%	26.17%
2020	0.20%	1,574	13.29	20,922	0.32%	13.17%	*	***
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)
2022	0.20%	77,836	12.78	994,615	0.54%	-23.10%
2021	0.20%	55,340	16.62	919,637	0.35%	26.50%
2020	0.20%	22,351	13.14	293,613	1.53%	13.11%
2019	0.20%	861	11.61	9,994	0.00%	16.14%	*	***

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
2022	0.20%	16,910	11.31	191,184	1.78%	-28.86%
2021	0.20%	8,069	15.89	128,246	1.22%	46.03%
2020	0.20%	4,607	10.88	50,137	0.99%	-5.88%
2019	0.20%	7,140	11.56	82,558	1.79%	15.63%	*	***
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)
2022	0.55%	363,587	11.85	4,308,889	1.15%	-20.90%
2021	0.55%	330,193	14.98	4,946,789	1.36%	13.92%
2020	0.55%	121,845	13.15	1,602,417	3.16%	19.06%
2019	0.55%	23,606	11.05	260,757	2.14%	10.46%	*	***
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2022	0.20%	1,850,906	10.22	18,913,567	1.65%	1.09%
2021	0.20%	616,152	10.11	6,228,018	0.00%	-0.20%
2020	0.20%	477,463	10.13	4,835,775	0.11%	0.04%
2019	0.20%	78,089	10.12	790,549	1.28%	1.24%	*	***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2022	0.20%	11,898	14.22	169,183	0.51%	-18.93%
2021	0.20%	7,671	17.54	134,545	0.00%	30.57%
2020	0.20%	2,731	13.43	36,683	0.02%	22.44%
2019	0.20%	1,392	10.97	15,273	0.07%	9.70%	*	***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2022	0.20%	7,567	12.35	93,468	0.00%	-30.64%
2021	0.20%	5,227	17.81	93,101	0.00%	9.83%
2020	0.20%	4,845	16.22	78,574	0.00%	40.23%	*	***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2022	0.20%	10,177	12.87	130,982	0.41%	-13.09%
2021	0.20%	2,991	14.81	44,292	0.00%	31.78%
2020	0.20%	755	11.24	8,485	0.04%	4.94%
2019	0.20%	431	10.71	4,615	1.07%	7.09%	*	***
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
2022	0.20%	16,099	14.25	229,368	0.33%	-8.84%
2021	0.20%	55,702	15.63	870,621	1.54%	21.33%
2020	0.20%	5,371	12.88	69,190	0.79%	9.83%
2019	0.20%	889	11.73	10,424	0.81%	17.29%	*	***
PIMCO VIT Dynamic Bond - Admin (PMUBAM)
2022	0.20%	29,641	10.18	301,748	2.96%	-6.54%
2021	0.20%	17,267	10.89	188,093	2.11%	1.08%
2020	0.20%	889	10.78	9,580	2.71%	4.60%
2019	0.20%	3	10.30	26	3.15%	3.03%	*	***
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2022	0.20%	7,982	11.78	94,036	8.05%	-12.04%
2021	0.20%	2,822	13.39	37,791	2.12%	15.81%	*	***
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)
2022	0.20%	8,063	9.52	76,720	4.82%	-15.88%
2021	0.20%	7,539	11.31	85,279	4.49%	-2.76%
2020	0.20%	3,325	11.63	38,676	3.40%	6.49%
2019	0.20%	3,032	10.92	33,118	3.40%	9.23%	*	***
PIMCO Variable Insurance Trust - International Bond Portfolio(unhedged): Advisor Class (PMVFAD)
2022	0.20%	1,084	8.63	9,363	1.64%	-19.22%
2019	0.20%	2,356	10.50	24,734	1.50%	4.97%	*	***
PIMCO Variable Insurance Trust - International Bond Portfolio(U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2022	0.20%	10,199	9.67	98,588	1.54%	-10.33%
2021	0.20%	3,833	10.78	41,324	1.76%	-2.15%
2020	0.20%	2,234	11.02	24,614	0.26%	5.35%	*	***
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
2022	0.20%	6,510	10.57	68,838	5.07%	-10.46%
2021	0.20%	5,947	11.81	70,230	4.45%	3.42%
2020	0.20%	6,156	11.42	70,280	1.89%	5.53%
2019	0.20%	537	10.82	5,812	3.77%	8.20%	*	***

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)
2022	0.20%	796,923	10.53	8,395,434	3.73%	-7.96%
2021	0.20%	747,585	11.45	8,556,822	2.90%	1.79%
2020	0.20%	239,448	11.24	2,692,476	3.22%	6.30%
2019	0.20%	57,035	10.58	603,334	1.57%	5.78%	*	***
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2022	0.20%	95,181	9.85	937,253	1.77%	-5.93%
2021	0.20%	64,335	10.47	673,439	0.59%	-1.13%
2020	0.20%	9,347	10.59	98,965	0.57%	2.78%
2019	0.20%	617	10.30	6,357	0.59%	3.00%	*	***
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)
2022	0.20%	29,635	8.87	262,980	2.07%	-29.02%
2021	0.20%	16,896	12.50	211,221	1.50%	-4.97%
2020	0.20%	3,598	13.16	47,335	1.39%	17.16%
2019	0.20%	904	11.23	10,146	0.22%	12.29%	*	***
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2022	0.20%	15,563	10.96	170,544	7.01%	-12.08%
2021	0.20%	12,677	12.46	157,999	5.07%	5.38%
2020	0.20%	637	11.83	7,534	0.07%	11.49%
2019	0.20%	1,166	10.61	12,367	1.63%	6.09%	*	***
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
2022	0.20%	20,205	15.10	305,155	26.36%	8.40%
2021	0.20%	12,236	13.93	170,487	4.94%	33.08%
2020	0.20%	3,113	10.47	32,594	0.33%	1.15%	*	***
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2022	0.20%	377,574	9.72	3,669,176	2.61%	-14.47%
2021	0.20%	437,416	11.36	4,969,874	1.83%	-1.46%
2020	0.20%	233,078	11.53	2,687,543	1.84%	8.43%
2019	0.20%	39,056	10.63	415,326	2.26%	6.34%	*	***
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)
2022	0.20%	284,941	10.30	2,935,503	1.88%	-0.35%
2021	0.20%	123,040	10.34	1,272,028	1.01%	-0.26%
2020	0.20%	27,341	10.36	283,385	0.94%	2.04%
2019	0.20%	6,920	10.16	70,296	0.45%	1.58%	*	***
Putnam VT Diversified Income Cl IB (PVDIB)
2022	0.20%	71,965	9.58	689,292	4.82%	-2.54%
2021	0.20%	32,256	9.83	317,009	0.56%	-7.14%
2020	0.20%	26,316	10.58	278,503	5.07%	-1.10%
2019	0.20%	16,151	10.70	172,829	0.00%	7.01%	*	***
Putnam Variable Trust - Putnam VT Income Fund: Class IB (PVIB)
2022	0.20%	76,897	9.46	727,481	5.90%	-13.98%
2021	0.20%	92,463	11.00	1,016,937	1.06%	-4.78%
2020	0.20%	23,595	11.55	272,521	4.60%	5.52%
2019	0.20%	19,421	10.95	212,585	0.00%	9.46%	*	***
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
2022	0.20%	6,194	14.51	89,896	1.96%	-6.99%
2021	0.20%	6,319	15.60	98,600	0.00%	14.71%	*	***
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2022	0.20%	1,836	8.60	15,794	0.00%	-14.94%
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I (RWMVI)
2022	0.20%	5,750	11.24	64,663	18.26%	-7.33%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)
2022	0.20%	184,381	11.04	2,035,295	0.00%	-38.79%
2021	0.20%	140,636	18.03	2,536,014	0.00%	17.10%
2020	0.20%	88,420	15.40	1,361,647	0.00%	33.65%
2019	0.20%	17,999	11.52	207,388	0.00%	15.23%	*	***

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2022	0.20%	116,072	14.56	1,690,378	0.00%	-12.86%
2021	0.20%	85,505	16.71	1,429,006	0.00%	12.60%
2020	0.20%	56,740	14.84	842,128	0.00%	29.01%
2019	0.20%	4,408	11.50	50,710	0.00%	15.04%	*	***
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S (VEEMS)
2022	0.20%	20,740	9.02	187,147	0.00%	-24.88%
2021	0.20%	33,899	12.01	407,173	1.01%	-12.39%
2020	0.20%	7,750	13.71	106,272	1.96%	16.66%	*	***
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
2022	0.20%	12,771	13.26	169,367	0.00%	-13.53%
2021	0.20%	11,733	15.34	179,943	12.38%	-14.18%
2020	0.20%	5,838	17.87	104,348	1.05%	38.35%	*	***
VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)
2022	0.20%	10,671	15.85	169,158	0.56%	7.91%
2021	0.20%	11,717	14.69	172,129	0.42%	18.44%
2020	0.20%	720	12.40	8,930	0.73%	18.59%	*	***
Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)
2022	0.55%	386,129	12.24	4,726,717	1.55%	-14.77%
2021	0.55%	319,031	14.36	4,582,209	1.45%	18.36%
2020	0.55%	152,601	12.13	1,851,751	1.66%	10.07%
2019	0.55%	41,594	11.02	458,536	0.00%	10.24%	*	***
Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)
2022	0.55%	95,130	13.24	1,259,760	0.75%	-15.95%
2021	0.55%	93,868	15.76	1,478,896	0.66%	20.88%
2020	0.55%	52,633	13.03	686,043	0.57%	16.83%
2019	0.55%	2,709	11.16	30,221	0.00%	11.57%	*	***
Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)
2022	0.55%	164,585	13.79	2,269,670	1.03%	-11.97%
2021	0.55%	178,241	15.67	2,792,333	0.39%	29.75%
2020	0.55%	40,745	12.07	491,956	0.19%	11.17%
2019	0.55%	2,441	10.86	26,515	0.00%	8.61%	*	***
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
2022	0.55%	551,198	13.87	7,642,578	2.54%	-1.21%
2021	0.55%	546,815	14.03	7,674,306	1.44%	24.64%
2020	0.55%	201,868	11.26	2,273,052	2.81%	2.68%
2019	0.55%	132,814	10.97	1,456,431	0.00%	9.66%	*	***
Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)
2022	0.55%	471,126	13.63	6,420,574	1.23%	-18.68%
2021	0.55%	372,951	16.76	6,249,942	0.96%	27.84%
2020	0.55%	194,761	13.11	2,552,959	1.60%	17.55%
2019	0.55%	116,272	11.15	1,296,534	0.00%	11.51%	*	***
Vanguard Variable Insurance Fund - Growth Portfolio (VVG)
2022	0.55%	258,691	12.17	3,148,183	0.00%	-33.73%
2021	0.55%	255,905	18.36	4,699,433	0.02%	17.21%
2020	0.55%	103,064	15.67	1,614,700	0.45%	42.31%
2019	0.55%	131,396	11.01	1,446,544	0.00%	10.09%	*	***
Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)
2022	0.55%	28,279	9.38	265,224	3.17%	-13.60%
2021	0.55%	38,206	10.86	414,749	0.66%	-2.38%
2020	0.55%	7,178	11.12	79,820	0.00%	6.09%	*	***
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2022	0.55%	2,164,356	9.49	20,540,940	2.02%	-13.69%
2021	0.55%	1,930,266	11.00	21,224,698	1.42%	-2.26%
2020	0.55%	840,757	11.25	9,458,133	1.11%	6.99%
2019	0.55%	161,157	10.51	1,694,473	0.00%	5.14%	*	***
Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
2022	0.55%	60,736	10.32	627,060	5.21%	-9.86%
2021	0.55%	89,411	11.45	1,024,076	2.87%	3.11%
2020	0.55%	42,579	11.11	472,973	1.54%	5.09%
2019	0.55%	6,685	10.57	70,656	0.00%	5.70%	*	***

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Vanguard Variable Insurance Fund - International Portfolio (VVI)
2022	0.55%	196,856	11.67	2,296,787	1.21%	-30.50%
2021	0.55%	143,389	16.79	2,407,297	0.20%	-2.08%
2020	0.55%	57,544	17.15	986,621	0.65%	56.72%
2019	0.55%	20,378	10.94	222,941	0.00%	9.40%	*	***
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2022	0.55%	432,691	12.77	5,523,349	1.06%	-19.27%
2021	0.55%	371,480	15.81	5,873,544	0.81%	23.67%
2020	0.55%	154,792	12.78	1,978,953	1.87%	17.42%
2019	0.55%	168,257	10.89	1,831,910	0.00%	8.88%	*	***
Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)
2022	0.55%	115,001	10.58	1,217,089	1.70%	-26.70%
2021	0.55%	187,050	14.44	2,700,700	1.06%	39.44%
2020	0.55%	65,373	10.35	676,920	0.76%	-5.37%
2019	0.55%	11,868	10.94	129,871	0.00%	9.43%	*	***
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
2022	0.55%	913,051	10.02	9,146,288	1.80%	-6.24%
2021	0.55%	873,565	10.68	9,332,957	1.41%	-1.00%
2020	0.55%	327,980	10.79	3,539,434	1.70%	4.92%
2019	0.55%	111,786	10.29	1,149,825	0.00%	2.86%	*	***
Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)
2022	0.55%	602,021	10.71	6,446,365	3.21%	-16.47%
2021	0.55%	477,611	12.82	6,122,866	1.27%	7.93%
2020	0.55%	177,918	11.88	2,113,219	1.12%	10.57%
2019	0.55%	169,341	10.74	1,819,073	0.00%	7.42%	*	***
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)
2022	0.55%	1,003,366	13.27	13,313,029	1.11%	-20.03%
2021	0.55%	698,860	16.59	11,595,557	0.88%	24.95%
2020	0.55%	360,845	13.28	4,791,709	0.76%	19.89%
2019	0.55%	235,922	11.08	2,613,025	0.00%	10.76%	*	***
Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2022	0.20%	30,569	11.17	341,375	0.00%	-37.97%
2021	0.20%	26,900	18.00	484,294	0.00%	-5.23%
2020	0.20%	6,846	19.00	130,057	0.00%	62.33%
2019	0.20%	1,099	11.70	12,858	0.00%	17.03%	*	***
The Merger Fund VL - The Merger Fund VL (MGRFV)
2022	0.20%	8,309	11.38	94,522	1.52%	0.68%
2021	0.20%	7,484	11.30	84,561	0.00%	0.88%
2020	0.20%	5,903	11.20	66,119	0.00%	7.16%	*	***

*

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2022

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2022 and 2021, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2022, and the related notes to the statutory financial statements (financial statements).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2022, in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2022.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles are also described in Note 2.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

March 17, 2023

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2022	2021

Admitted assets
Invested assets
Bonds	$40,208	$37,931
Stocks	3,700	3,016
Mortgage loans, net of allowance	8,363	8,185
Policy loans	933	913
Derivative assets	143	64
Cash, cash equivalents and short-term investments	1,621	636
Securities lending collateral assets	232	170
Other invested assets	1,848	1,225
Total invested assets	$57,048	$52,140
Accrued investment income	585	577
Deferred federal income tax assets, net	589	618
Other assets	378	125
Separate account assets	102,808	125,372
Total admitted assets	$161,408	$178,832

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$45,482	$42,499
Policyholders dividend accumulation	398	414
Asset valuation reserve	707	610
Payable for securities	323	113
Securities lending payable	232	171
Funds held under coinsurance	1,608	1,052
Other liabilities	1,253	1,131
Accrued transfers from separate accounts	(1,598)	(1,621)
Separate account liabilities	102,808	125,372
Total liabilities	$151,213	$169,741

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Additional paid-in capital	2,308	1,998
Unassigned surplus	6,783	5,989
Total capital and surplus	$10,195	$9,091
Total liabilities, capital and surplus	$161,408	$178,832

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Years ended December 31,
(in millions)	2022	2021	2020

Revenues
Premiums and annuity considerations	$14,535	$12,664	$10,637
Net investment income	2,019	2,231	2,107
Other revenues	2,346	2,455	2,372
Total revenues	$18,900	$17,350	$15,116

Benefits and expenses
Benefits to policyholders and beneficiaries	$15,963	$16,884	$15,013
Increase in reserves for future policy benefits and claims	2,525	807	1,627
Net transfers from separate accounts	(1,635)	(3,002)	(3,544)
Commissions	810	858	646
Reserve adjustment on reinsurance assumed	(161)	(151)	(172)
Other expenses	564	469	480
Total benefits and expenses	$18,066	$15,865	$14,050

Income before federal income tax expense (benefit) and net realized capital gains (losses) on investments	$834	$1,485	$1,066
Federal income tax expense (benefit)	100	(9)	4

Income before net realized capital gains (losses) on investments	$734	$1,494	$1,062
Net realized capital gains (losses) on investments, net of federal income tax expense (benefit) of $3, $59 and $(26) in 2022, 2021 and 2020, respectively, and excluding $(103), $15 and $(4) of net realized capital (losses) gains transferred to the interest maintenance reserve in 2022, 2021 and 2020, respectively	240	(683)	(575)
Net income	$974	$811	$487

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

Change in reserve on account of change in valuation basis	-	-	-	78	78
Cumulative effect of change in accounting principle	-	-	-	5	5
Balance as of January 1, 2020	$4	$1,100	$1,998	$5,803	$8,905

Net income	-	-	-	487	487
Change in asset valuation reserve	-	-	-	13	13
Change in deferred income taxes	-	-	-	41	41
Change in net unrealized capital gains and losses, net of tax (benefit) of $(3)	-	-	-	(313)	(313)
Change in nonadmitted assets	-	-	-	(21)	(21)
Other, net	-	-	-	(7)	(7)
Balance as of December 31, 2020	$4	$1,100	$1,998	$6,003	$9,105

Change in reserve on account of change in valuation basis	-	-	-	2	2
Cumulative effect of change in accounting principle	-	-	-	6	6
Balance as of January 1, 2021	$4	$1,100	$1,998	$6,011	$9,113

Net income	-	-	-	811	811
Change in asset valuation reserve	-	-	-	(144)	(144)
Change in deferred income taxes	-	-	-	50	50
Change in net unrealized capital gains and losses, net of tax expense of $30	-	-	-	(142)	(142)
Change in nonadmitted assets	-	-	-	(47)	(47)
Dividends paid to Nationwide Financial Services, Inc.	-	-	-	(550)	(550)
Balance as of December 31, 2021	$4	$1,100	$1,998	$5,989	$9,091

Correction of error (see Note 2)	-	-	-	(39)	(39)
Balance as of January 1, 2022	$4	$1,100	$1,998	$5,950	$9,052

Net income	-	-	-	974	974
Change in asset valuation reserve	-	-	-	(97)	(97)
Change in deferred income taxes	-	-	-	28	28
Change in net unrealized capital gains and losses, net of tax expense of $37	-	-	-	(40)	(40)
Change in nonadmitted assets	-	-	-	(33)	(33)
Capital contribution from Nationwide Financial Services, Inc.	-	-	310	-	310
Other, net	-	-	-	1	1
Balance as of December 31, 2022	$4	$1,100	$2,308	$6,783	$10,195

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2022	2021	2020

Cash flows from operating activities:
Premiums collected, net of reinsurance	$14,545	$12,661	$10,648
Net investment income	2,064	2,404	2,034
Other revenue	3,178	2,367	2,664
Policy benefits and claims paid	(15,962)	(16,735)	(14,886)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,275)	(1,122)	(885)
Net transfers from separate accounts	1,658	2,871	3,620
Policyholders’ dividends paid	(30)	(36)	(38)
Federal income taxes (paid) recovered	(261)	121	121
Net cash provided by operating activities	$3,917	$2,531	$3,278

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,444	$6,953	$3,404
Stocks	19	127	37
Mortgage loans	1,139	1,053	640
Derivative assets	431	-	-
Other assets	641	279	905
Total investment proceeds	$5,674	$8,412	$4,986
Cost of investments acquired:
Bonds	$(6,024)	$(7,744)	$(5,527)
Stocks	(901)	(538)	(517)
Mortgage loans	(1,305)	(1,441)	(769)
Derivative assets	-	(589)	(580)
Other assets	(1,057)	(594)	(837)
Total investments acquired	$(9,287)	$(10,906)	$(8,230)
Net (increase) decrease in policy loans	(19)	(25)	15
Net cash used in investing activities	$(3,632)	$(2,519)	$(3,229)

Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Financial Services, Inc.	$310	-	-
Dividend paid to Nationwide Financials Services, Inc.	-	(550)	-
Net change in deposits on deposit-type contract funds and other insurance liabilities	391	517	160
Net change in short-term debt	-	-	(200)
Other cash (used) provided	(1)	196	(104)
Net cash provided by (used in) financing activities and miscellaneous	$700	$163	$(144)

Net increase (decrease) in cash, cash equivalents and short-term investments	$985	$175	$(95)
Cash, cash equivalents and short-term investments at beginning of year	636	461	556
Cash, cash equivalents and short-term investments at end of year	$1,621	$636	$461
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$349	$277	$799

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services, pension risk transfer (“PRT”) contracts and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates that market products directly to a customer base include Nationwide Retirement Solutions, Inc., Nationwide Securities, LLC and Nationwide Financial General Agency, Inc. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2022 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiary, Jefferson National Life Insurance Company (“JNL”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisors, LLC (“NIA”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including PRT contacts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNL and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2022 and 2021, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

Effective January 1, 2022, Harleysville Life Insurance Company (“HLIC”), an Ohio domiciled stock life insurance company and subsidiary of NMIC that offers universal and traditional life insurance, disability income insurance and fixed annuity contracts on a non-participating basis, completed a merger agreement with NLAIC. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of HLIC were merged with and into NLAIC, with NLAIC continuing as the surviving entity. All shares of HLIC were cancelled and the outstanding surplus balance was merged into NLAIC’s additional paid-in capital and unassigned surplus. There was not a material impact on the Company’s surplus as a result of the merger.

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

Effective January 1, 2021, NLIC and NLAIC elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

The Company’s subsidiary, Eagle, applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	December 31,
				2022	2021	2020

Net Income
Statutory Net Income			OH	$974	$811	$487
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	4	OH	(43)	9	-
Reserves for indexed annuities	51	4	OH	15	(20)	-
Tax impact	101	4	OH	6	3	-

NAIC SAP				$952	$803	$487

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31,
				2022	2021

Surplus
Statutory Capital and Surplus			OH	$10,195	$9,091
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	2,4	OH	(30)	13
Reserves for indexed annuities	51	3,4	OH	(7)	(22)
Tax impact	101	2,4	OH	8	2
Subsidiary Valuation - NLAIC	51,86,101	2	OH	(232)	274
Subsidiary valuation - Eagle: NLIC risks ceded	51	2	OH	1,071	791
Subsidiary valuation - Eagle: NLAIC risks ceded	51	2	OH	(953)	(810)
State Permitted Practice:
Subsidiary valuation - Olentangy	20	2	VT	(67)	(67)

NAIC SAP				$9,985	$9,272

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●

With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. Beginning January 1, 2020, the Company has applied principles-based reserving to all new individual life business. For business subject to principles-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principles-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

Prior to 2020, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities or models are used. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for certain privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The Company sold $2.9 billion, $2.6 billion and $2.3 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2022, 2021 and 2020, respectively. The Company guarantees after-tax benefits to the third-party investors through periods ending in 2039. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.7 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. Goodwill was immaterial as of December 31, 2022 and 2021.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged directly to surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, changes in capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2022 and 2021, and 49% and 50% of the number of life insurance policies in force in 2022 and 2021, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2022 and 2021.

Accounting Changes and Corrections of Errors

Effective January 1, 2021, the Company elected to apply OAC 3901-1-67 to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. As a result of the Company’s election to apply OAC 3901-1-67 as of January 1, 2021, the Company’s admitted assets decreased $3 million, total liabilities decreased $2 million and capital and surplus decreased $1 million, which included a $3 million reduction to unassigned surplus from the cumulative effect of the change in accounting principle.

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $78 million. In addition, the Company changed its reserve valuation basis for stable value wraps covering certain group life insurance policies from Separate Accounts Funding Guaranteed Minimum Benefits Under Group Contracts, to VM-21. There was no impact to statutory capital and surplus as a result of this change.

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under SSAP No. 101, Income Taxes (“SSAP No. 101”). Prior to 2020, the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregated approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP No. 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The impact of the change increases the Company’s net admitted deferred tax asset $6 million and $5 million as of December 31, 2020 and January 1, 2020, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

During 2022, the Company identified and corrected an error in annuity product allocation drivers for general operating expenses between the Company and NLAIC that resulted in an understatement of the Company’s general insurance expenses for the years ended December 31, 2021, 2020 and 2019. The error resulted in an overstatement of net income of $22 million, an overstatement of total surplus of $45 million, an overstatement of total assets of $13 million and an understatement of total liabilities of $32 million as of and for the year ended December 31, 2021. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors (“SSAP No. 3”), the total prior period correction was recorded as a decrease to total surplus of $45 million, a decrease to total assets of $13 million and an increase to total liabilities of $32 million as of January 1, 2022. Additionally, the Company’s subsidiary, NLAIC, identified and corrected errors as of January 1, 2022 that increased the Company’s investment in NLAIC and total surplus by $6 million. The net decrease to the Company’s total surplus of $39 million in 2022 as a result of these corrections is reported as a negative adjustment to unassigned surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

During 2020, the Company identified and corrected an error in the variable annuity ceded premium calculation under the intercompany 100% coinsurance agreement with Eagle. The error resulted in an understatement of ceded premiums for the years ended December 31, 2019 and 2018. In accordance with SSAP No. 3, the total prior period correction of $9 million was reported in 2020 as a negative adjustment to unassigned funds (surplus) and consisted of $11 million of ceded premiums, offset by $2 million of taxes.

Recently Adopted Accounting Standard

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32R, Preferred Stock (“SSAP No. 32R”). The adopted revisions updated the definition for redeemable and perpetual preferred stock and furthermore, updated the valuation classification for perpetual preferred stock to fair value. Previously, perpetual preferred stock could have been valued at amortized cost or fair value based on the rating of the security. Per SSAP No. 32R, any valuation classification changes from amortized cost to fair value are to be recognized in statutory surplus. Going forward, changes to fair value will be recognized as a change in net unrealized capital gains and losses in statutory surplus. As a result of this change, the Company recorded an increase to statutory capital and surplus of $9 million as of January 1, 2021.

Subsequent Events

The Company evaluated subsequent events through March 17, 2023, the date the statutory financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$2,279	90	-	$2,369	4%
At book value less current surrender charge of 5% or more	675	-	-	675	1%
At fair value	11	-	57,823	57,834	87%
Total with market value adjustment or at fair value	$2,965	$90	$57,823	$60,878	92%
At book value without adjustment (minimal or no charge or adjustment)	3,365	-	6	3,371	5%
Not subject to discretionary withdrawal	2,009	-	56	2,065	3%
Total, gross	$8,339	$90	$57,885	$66,314	100%
Less: Reinsurance ceded	(110)	-	-	(110)
Total, net	$8,229	$90	$57,885	$66,204
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$65	$-	$-	$65

December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$622	125	-	$747	1%
At book value less current surrender charge of 5% or more	209	-	-	209	0%
At fair value	12	-	73,141	73,153	93%
Total with market value adjustment or at fair value	$843	$125	$73,141	$74,109	94%
At book value without adjustment (minimal or no charge or adjustment)	3,295	-	6	3,301	4%
Not subject to discretionary withdrawal	1,749	-	69	1,818	2%
Total, gross	$5,887	$125	$73,216	$79,228	100%
Less: Reinsurance ceded	(114)	-	-	(114)
Total, net	$5,773	$125	$73,216	$79,114
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$53	$-	$-	$53
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$18,397	2,069	-	$20,466	49%
At book value less current surrender charge of 5% or more	6	-	-	6	0%
At fair value	-	-	15,701	15,701	38%
Total with market value adjustment or at fair value	$18,403	$2,069	$15,701	$36,173	87%
At book value without adjustment (minimal or no charge or adjustment)	4,211	-	-	4,211	10%
Not subject to discretionary withdrawal	1,051	103	-	1,154	3%
Total, gross	$23,665	$2,172	$15,701	$41,538	100%
Less: Reinsurance ceded	(53)	-	-	(53)
Total, net	$23,612	$2,172	$15,701	$41,485
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$6	$-	$-	$6

December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$18,205	2,389	-	$20,594	44%
At book value less current surrender charge of 5% or more	6	-	-	6	0%
At fair value	-	-	20,679	20,679	44%
Total with market value adjustment or at fair value	$18,211	$2,389	$20,679	$41,279	88%
At book value without adjustment (minimal or no charge or adjustment)	5,227	-	-	5,227	11%
Not subject to discretionary withdrawal	673	-	3	676	1%
Total, gross	$24,111	$2,389	$20,682	$47,182	100%
Less: Reinsurance ceded	(55)	-	-	(55)
Total, net	$24,056	$2,389	$20,682	$47,127
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$6	$-	$-	$6
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
At fair value	-	-	-	0%
Total with market value adjustment or at fair value	$1	$-	$1	0%
At book value without adjustment (minimal or no charge or adjustment)	666	2	668	16%
Not subject to discretionary withdrawal	3,522	14	3,536	84%
Total, gross	$4,189	$16	$4,205	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,189	$16	$4,205

December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	-	-	-	0%
Total with market value adjustment or at fair value	$2	$-	$2	0%
At book value without adjustment (minimal or no charge or adjustment)	665	3	668	17%
Not subject to discretionary withdrawal	3,132	17	3,149	83%
Total, gross	$3,799	$20	$3,819	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,799	$20	$3,819

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2022	2021
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$31,827	$29,815
Supplemental contracts with life contingencies, net	14	15
Deposit-type contracts	4,189	3,799
Subtotal	$36,030	$33,629
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$75,848	$96,412
Other contract deposit funds	16	20
Subtotal	$75,864	$96,432
Total annuity actuarial reserves and deposit fund liabilities, net	$111,894	$130,061

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2022
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,626	1,982	2,802	-	-	-
Universal life with secondary guarantees	426	353	929	-	-	-
Indexed universal life with secondary guarantees	283	210	304	-	-	-
Other permanent cash value life insurance	-	1,979	2,473	-	-	-
Variable life	2,850	2,898	3,010	25,626	25,621	25,260
Miscellaneous reserves	-	-	-	-	-	-
Subtotal	$6,185	$7,433	$9,529	$25,626	$25,621	$25,260
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	206	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	15	-	-	-
Disability - disabled lives	-	-	59	-	-	-
Miscellaneous reserves	-	-	31	-	-	-
Total, gross	$6,185	$7,433	$9,841	$25,626	$25,621	$25,260
Less: reinsurance ceded	(9)	(9)	(178)	-	-	-
Total, net	$6,176	$7,424	$9,663	$25,626	$25,621	$25,260

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2021
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,609	2,624	2,783	-	-	-
Universal life with secondary guarantees	395	320	855	-	-	-
Indexed universal life with secondary guarantees	232	174	251	-	-	-
Other permanent cash value life insurance	-	1,271	2,539	-	-	-
Variable life	2,334	2,403	2,503	27,487	27,480	27,480
Miscellaneous reserves	-	-	-	-	-	6
Subtotal	$5,570	$6,803	$8,942	$27,487	$27,480	$27,486
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	241	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	14	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	33	-	-	-
Total, gross	$5,570	$6,803	$9,289	$27,487	$27,480	$27,486
Less: reinsurance ceded	(9)	(9)	(209)	-	-	-
Total, net	$5,561	$6,794	$9,080	$27,487	$27,480	$27,486
The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2022	2021
Life, accident and health annual statement:
Life Insurance, net	$9,569	$8,986
Accidental death benefits, net	1	1
Disability - active lives, net	14	13
Disability - disabled lives, net	52	51
Miscellaneous reserves, net	27	29
Subtotal	$9,663	$9,080
Separate accounts annual statement:
Life insurance[1]	$25,570	$27,788
Miscellaneous reserves	-	6
Subtotal	$25,570	$27,794
Total life actuarial reserves, net	$35,233	$36,874
1

In 2022, life insurance account value, cash value and reserve includes separate accounts with guarantees of $310 million for universal life. In 2021, life insurance account value, cash value and reserve includes separate accounts with guarantees of $308 million for universal life.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third Party Administrators

The following table summarizes direct premium written by managing general agents and third party administrators as of December 31, 2022:

(in millions) Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P / U	106
BEAM Insurance Administrators, LLC	61-1776148	Not Exclusive	Accident & health	C / CA / B / P / U	6
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B / P / U	40
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	18
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	26
Maverick Health Solutions, LLC	87-3345548	Not Exclusive	Accident & health	B / C / CA / P	2
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	31
PRAM Insurance Services, Inc.	33-0367265	Not Exclusive	Accident & health	C / CA / B / P / U	5
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	32
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	90
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	6
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	45
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	8
Total Direct Premiums Written and Produced					$415
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(4) Separate	Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2022		December 31, 2021
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$63,282	$-	$79,416	$-
Group annuities	13,743	-	18,091	-
Life insurance	25,688	-	27,865	-
Pension risk transfer group annuities	95	-	-	-
Total	$102,808	$-	$125,372	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2022	$79	$722
2021	$12	$674
2020	$26	$631
2019	$58	$612
2018	$18	$594

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2022
Premiums, considerations or deposits	$174	$-	$7,583	$7,757
Reserves
For accounts with assets at:
Fair value	$2,016	$145	$98,862	$101,023
Amortized cost	411	-	-	411
Total reserves[1]	$2,427	$145	$98,862	$101,434
By withdrawal characteristics:
With market value adjustment	$2,117	$145	$-	$2,262
At fair value	-	-	98,784	98,784
At book value without market value adjustment and with current surrender charge less than 5%	310	-	8	318
Subtotal	$2,427	$145	$98,792	$101,364
Not subject to discretionary withdrawal	-	-	70	70
Total reserves[1]	$2,427	$145	$98,862	$101,434
1

The total reserves balance does not equal the liabilities related to separate accounts of $102.8 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.4 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2021
Premiums, considerations or deposits	$221	$-	$8,088	$8,309
Reserves
For accounts with assets at:
Fair value	$2,368	$146	$121,404	$123,918
Amortized cost	308	-	-	308
Total reserves[1]	$2,676	$146	$121,404	$124,226
By withdrawal characteristics:
With market value adjustment	$2,368	$146	$-	$2,514
At fair value	-	-	121,307	121,307
At book value without market value adjustment and with current surrender charge less than 5%	308	-	9	317
Subtotal	$2,676	$146	$121,316	$124,138
Not subject to discretionary withdrawal	-	-	88	88
Total reserves[1]	$2,676	$146	$121,404	$124,226

1

The total reserves balance does not equal the liabilities related to separate accounts of $125.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

	December 31,
(in millions)	2022	2021	2020
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$7,757	$8,309	$5,809
Transfers from separate accounts	(8,860)	(10,860)	(8,921)
Net transfers from separate accounts	$(1,103)	$(2,551)	$(3,112)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(606)	(552)	(337)
Fees not included in general account transfers	47	68	(67)
Other miscellaneous adjustments not included in the general account balance	27	33	(28)
Net transfers as reported in the statutory statements of operations	$(1,635)	$(3,002)	$(3,544)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(5) Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2022
Bonds:
U.S. Government	$1	$-	$-	$1
States, territories and possessions	561	7	55	513
Political subdivisions	380	9	28	361
Special revenues	3,035	36	362	2,709
Industrial and miscellaneous	29,529	118	3,115	26,532
Loan-backed and structured securities	6,702	30	438	6,294
Total bonds	$40,208	$200	$3,998	$36,410
Common stocks unaffiliated	$239	$-	$-	$239
Preferred stocks unaffiliated	30	1	-	31
Total unaffiliated stocks[1]	$269	$1	$-	$270
Total bonds and unaffiliated stocks[1]	$40,477	$201	$3,998	$36,680

December 31, 2021
Bonds:
U.S. Government	$12	$-	$-	$12
States, territories and possessions	463	44	1	506
Political subdivisions	376	66	-	442
Special revenues	2,882	489	2	3,369
Industrial and miscellaneous	28,233	2,649	86	30,796
Loan-backed and structured securities	5,965	183	31	6,117
Total bonds	$37,931	$3,431	$120	$41,242
Common stocks unaffiliated	$225	$-	$-	$225
Preferred stocks unaffiliated	50	-	-	50
Total unaffiliated stocks[1]	$275	$-	$-	$275
Total bonds and unaffiliated stocks[1]	$38,206	$3,431	$120	$41,517
1

Excludes affiliated common stocks with a carrying value of $3.4 billion and $2.7 billion as of December 31, 2022 and 2021, respectively. Affiliated common stocks include investment in NLAIC and JNF of $3.2 billion and $186 million as of December 31, 2022, respectively, and $2.6 billion and $186 million as of December 31, 2021, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2022. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$964	$959
Due after one year through five years	8,339	7,969
Due after five years through ten years	10,276	9,208
Due after ten years	13,927	11,980
Total bonds excluding loan-backed and structured securities	$33,506	$30,116
Loan-backed and structured securities	6,702	6,294
Total bonds	$40,208	$36,410

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2022
Bonds:
U.S. Government	$1	$-	$-	$-	$1	$-
States, territories and possessions	352	49	23	6	375	55
Political subdivisions	157	27	-	-	157	27
Special revenues	1,935	332	55	22	1,990	354
Industrial and miscellaneous	21,261	2,526	2,604	739	23,865	3,265
Loan-backed and structured securities	3,800	263	2,079	177	5,879	440
Total bonds	$27,506	$3,197	$4,761	$944	$32,267	$4,141
Common stocks unaffiliated	$45	$11	$19	$6	$64	$17
Preferred stocks unaffiliated	20	2	3	1	23	3
Total unaffiliated stocks	$65	$13	$22	$7	$87	$20
Total bonds and unaffiliated stocks	$27,571	$3,210	$4,783	$951	$32,354	$4,161

December 31, 2021
Bonds:
U.S. Government	$3	$-	$-	$-	$3	$-
States, territories and possessions	77	1	1	-	78	1
Special revenues	76	2	-	-	76	2
Industrial and miscellaneous	3,355	74	455	48	3,810	122
Loan-backed and structured securities	2,005	14	332	19	2,337	33
Total bonds	$5,516	$91	$788	$67	$6,304	$158
Common stocks unaffiliated	$-	$-	$23	$2	$23	$2
Preferred stocks unaffiliated	14	-	-	-	14	-
Total unaffiliated stocks	$14	$-	$23	$2	$37	$2
Total bonds and unaffiliated stocks	$5,530	$91	$811	$69	$6,341	$160

As of December 31, 2022, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell loan-backed and structured securities that have been identified as having other-than-temporary impairments for the years ended December 31, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2022	2021
Amortized cost:
Loans with non-specific reserves	$8,393	$8,219
Loans with specific reserves	8	9
Total amortized cost	$8,401	$8,228
Valuation allowance:
Non-specific reserves	$37	$42
Specific reserves	1	1
Total valuation allowance[1]	$38	$43
Mortgage loans, net of allowance	$8,363	$8,185

1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2022, 2021, and 2020 were immaterial.

As of December 31, 2022 and 2021, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2022
Apartment	$3,651	$22	$3,673	$3,632	$41	$3,673
Industrial	1,437	-	1,437	1,437	-	1,437
Office	1,223	3	1,226	1,214	12	1,226
Retail	1,815	8	1,823	1,794	29	1,823
Other	225	-	225	217	8	225
Total[1]	$8,351	$33	$8,384	$8,294	$90	$8,384
Weighted average DSC ratio	2.20	0.82	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	57%	81%	57%

December 31, 2021
Apartment	$3,441	$33	$3,474	$3,445	$29	$3,474
Industrial	1,137	-	1,137	1,137	-	1,137
Office	1,226	25	1,251	1,231	20	1,251
Retail	2,067	41	2,108	2,068	40	2,108
Other	171	-	171	171	-	171
Total[1]	$8,042	$99	$8,141	$8,052	$89	$8,141
Weighted average DSC ratio	2.22	1.31	2.21	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	59%	78%	59%

1	Excludes $17 million and $87 million of commercial mortgage loans that were under development as of December 31, 2022 and 2021, respectively.

As of December 31, 2022 and 2021, the Company has a diversified mortgage loan portfolio with no more than 23% and 24%, respectively, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2022 were 11.0% and 2.9%, respectively, and for those originated or acquired during 2021 were 4.1% and 1.9%, respectively. As of December 31, 2022 and 2021, the maximum LTV ratio of any one loan at the time of loan origination was 80%. As of December 31, 2022 and 2021, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $611 million and $547 million as of December 31, 2022 and 2021, respectively. The Company held $232 million and $170 million of cash collateral on securities lending as of December 31, 2022 and 2021, respectively. As of December 31, 2022, the carrying value and fair value of reinvested collateral assets was $232 million. As of December 31, 2021, the carrying value and fair value of reinvested collateral assets was $170 million. The fair value of bonds acquired with reinvested collateral assets was $236 million and $173 million as of December 31, 2022 and 2021, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $394 million and $388 million of non-cash collateral on securities lending as of December 31, 2022 and 2021, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2022	2021	2020
Bonds	$1,511	$1,417	$1,419
Mortgage loans	334	358	339
Other invested assets	196	499	384
Policy loans	42	43	43
Derivative instruments[1]	19	31	25
Other	44	12	16
Gross investment income	$2,146	$2,360	$2,226
Investment expenses	(127)	(129)	(119)
Net investment income	$2,019	$2,231	$2,107
1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2, for the years ended December 31, 2022 and 2021.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2022 and 2021 was immaterial.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2022	2021	2020
Gross gains on sales	$31	$106	$36
Gross losses on sales	(149)	(32)	(42)
Net realized (losses) gains on sales	$(118)	$74	$(6)
Net realized derivative gains (losses)[1]	284	(679)	(521)
Other-than-temporary impairments	(26)	(4)	(78)
Total net realized gains (losses)	$140	$(609)	$(605)
Tax expense (benefit) on net gains (losses)	3	59	(26)
Net realized capital gains (losses), net of tax	$137	$ (668)	$(579)
Less: Realized (losses) gains transferred to the IMR	(103)	15	(4)
Net realized capital gains (losses), net of tax and transfers to the IMR	$240	$(683)	$(575)
1	Includes impacts to derivative instruments applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2, for the years ended December 31, 2022 and 2021.

For the year ended December 31, 2022, gross realized gains and gross realized losses on sales of bonds were $7 million and $145 million, respectively. For the year ended December 31, 2021, gross realized gains and gross realized losses on sales of bonds were $80 million and $31 million, respectively. For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $26 million and $38 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2022, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $894 million and $793 million as of December 31, 2022 and 2021, respectively. As of December 31, 2022 and 2021, there were $207 million and $89 million of commitments to purchase private placement bonds, respectively. There were $291 million of outstanding commitments and no outstanding commitments to fund mortgage loans as of December 31, 2022 and 2021, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2022 and 2021, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2022
Interest rate swaps	$-	$-	$-	$-	$-
Options	96	1	2	-	-
Cross currency swaps	1,498	135	174	(9)	2
Futures	3,316	-	-	-	-
Total derivatives¹	$4,910	$136	$176	$(9)	$2

December 31, 2021
Interest rate swaps	$7	$-	$-	$-	$-
Options	25	1	1	-	-
Cross currency swaps	1,465	32	101	(13)	1
Futures	2,715	-	-	-	-
Total derivatives¹	$4,212	$33	$102	$(13)	$1
1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2022 and 2021.

The derivative assets subject to master netting agreements were $8 million and $13 million as of December 31, 2022 and 2021. The Company received $178 million and $92 million of cash collateral and $20 million and $17 million in pledged securities, respectively, resulting in an immaterial uncollateralized position as of December 31, 2022 and 2021. The derivative liabilities subject to master netting agreements were $8 million and $13 million as of December 31, 2022 and 2021. The Company posted immaterial cash collateral, resulting in an immaterial uncollateralized position as of December 31, 2022 and 2021. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $236 million and $171 million as of December 31, 2022 and 2021, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized gains (losses) recorded in operations			Unrealized gains (losses) recorded in capital and surplus
	December 31,			December 31,
(in millions)	2022	2021	2020	2022	2021	2020
Options	$-	$-	$-	$-	$-	$(1)
Cross currency swaps	1	1	4	103	69	(102)
Futures	283	(680)	(525)	124	27	1
Total	$284	$(679)	$(521)	$227	$96	$(102)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2022:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$11	$-	$-	$11
Common stocks unaffiliated	77	162	-	-	239
Preferred stocks unaffiliated	-	25	6	-	31
Separate account assets	97,015	1,795	55	3,552	102,417
Assets at fair value	$97,092	$1,993	$61	$3,552	$102,698

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2022:

(in millions)	Bonds[1]	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2021	$1	$6	$49	$56
Net gains (losses):
In surplus	-	-	24	24
Purchases	-	2	-	2
Sales	-	(2)	(18)	(20)
Transfers out of Level 3	(1)	-	-	(1)
Balance as of December 31, 2022	$-	$6	$55	$61
1	Bonds transfer out of Level 3 during the year ended December 31, 2022, result from the application of the lower of amortized cost or fair value rules based on NAIC rating.

The following table summarizes assets and liabilities held at fair value as of December 31, 2021:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$7	$1	$-	$8
Common stocks unaffiliated	82	143	-	-	225
Preferred stocks unaffiliated	-	44	6	-	50
Separate account assets	119,549	2,087	49	3,354	125,039
Assets at fair value	$119,631	$2,281	$56	$3,354	$125,322

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2021:

(in millions)	Bonds	Common stocks unaffiliated	Preferred stocks unaffiliated[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2020	$1	$1	$-	$58	$60
Net gains (losses):
In surplus	-	-	1	6	7
Purchases	1	-	1	-	2
Sales	(1)	-	-	(15)	(16)
Transfers into Level 3	-	-	4	-	4
Transfers out of Level 3	-	(1)	-	-	(1)
Balance as of December 31, 2021	$1	$-	$6	$49	56
1	Preferred stock unaffiliated transfers into Level 3 during the year ended December 31, 2021 are primarily related to the Company’s election of SSAP No. 32R2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2022
Assets:
Bonds[1]	$1	$32,048	$4,350	$36,399	$40,197
Mortgage loans, net of allowance	-	-	7,351	7,351	8,363
Policy loans	-	-	933	933	933
Derivative assets	-	174	2	176	143
Cash, cash equivalents and short-term investments	613	1,008	-	1,621	1,621
Securities lending collateral assets	232	-	-	232	232
Separate account assets	4	311	41	356	391
Total assets	$850	$33,541	$12,677	$47,068	$51,880
Liabilities:
Investment contracts	$-	$-	$3,158	$3,158	$3,148
Derivative liabilities	-	9	-	9	7
Total liabilities	$-	$9	$3,158	$3,167	$3,155

December 31, 2021
Assets:
Bonds[1]	$2	$35,874	$5,358	$41,234	$37,923
Mortgage loans, net of allowance	-	-	8,340	8,340	8,185
Policy loans	-	-	913	913	913
Derivative assets	-	101	1	102	64
Cash, cash equivalents and short-term investments	127	509	-	636	636
Securities lending collateral assets	170	-	-	170	170
Separate account assets	3	374	3	380	333
Total assets	$302	$36,858	$14,615	$51,775	$48,224
Liabilities:
Investment contracts	$-	$-	$2,720	$2,720	$2,715
Derivative liabilities	-	13	-	13	31
Total liabilities	$-	$13	$2,720	$2,733	$2,746

1	Level 3 is primarily composed of industrial and miscellaneous bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2022
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$820	$32	$852
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$820	$32	$852
Less: Deferred tax assets nonadmitted	(96)	(7)	(103)
Net admitted deferred tax assets	$724	$25	$749
Less: Deferred tax liabilities	(147)	(13)	(160)
Net admitted deferred tax assets	$577	$12	$589

	December 31, 2021
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$759	$30	$789
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$759	$30	$789
Less: Deferred tax assets nonadmitted	(71)	(12)	(83)
Net admitted deferred tax assets	$688	$18	$706
Less: Deferred tax liabilities	(81)	(7)	(88)
Net admitted deferred tax assets	$607	$11	$618

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2022	2021	Change
Adjusted gross deferred tax assets	$852	$789	$63
Total deferred tax liabilities	(160)	(88)	(72)
Net deferred tax assets	$692	$701	$(9)
Less: Tax effect of unrealized gains			(37)
Change in deferred income tax			$28

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2022
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$8	$8
Adjusted gross deferred tax assets expected to be realized[1]	577	4	581
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	147	13	160
Admitted deferred tax assets	$724	$25	$749

	December 31, 2021
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$11	$11
Adjusted gross deferred tax assets expected to be realized[1]	607	-	607
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	81	7	88
Admitted deferred tax assets	$688	$18	$706
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2022 and 2021, the threshold limitation for adjusted capital and surplus was $1.4 billion and $1.3 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $9.5 billion and $8.4 billion as of December 31, 2022 and 2021, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,071% and 1,125% as of December 31, 2022 and 2021, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2022
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	25.51%	0.00%	25.51%

	December 31, 2021
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	8.36%	0.00%	8.36%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2022 and 2021.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2022	2021	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$132	$90	$42
Investments	89	128	(39)
Deferred acquisition costs	260	214	46
Policyholders’ dividends accumulation	4	4	-
Fixed assets	20	-	20
Compensation and benefits accrual	10	11	(1)
Receivables - nonadmitted	1	-	1
Tax credit carry-forward	294	299	(5)
Other	10	13	(3)
Subtotal	$820	$759	$61
Nonadmitted	(96)	(71)	(25)
Admitted ordinary deferred tax assets	$724	$688	$36
Capital:
Investments	32	30	2
Subtotal	$32	$30	$2
Nonadmitted	(7)	(12)	5
Admitted capital deferred tax assets	$25	$18	$7
Admitted deferred tax assets	$749	$706	$43
Deferred tax liabilities
Ordinary:
Investments	$(100)	$(12)	$(88)
Deferred and uncollected premium	(5)	(6)	1
Future policy benefits and claims	(32)	(38)	6
Other	(10)	(25)	15
Subtotal	$(147)	$(81)	$(66)
Capital:
Investments	(13)	(7)	(6)
Subtotal	$(13)	$(7)	$(6)
Deferred tax liabilities	$(160)	$(88)	$(72)
Net deferred tax assets	$589	$618	$(29)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2022	2021	2020
Current income tax expense (benefit)	$103	$50	$(22)
Change in deferred income tax (without tax on unrealized gains and losses)	(28)	(50)	(41)
Total income tax expense (benefit) reported	$75	$-	$(63)
Income before income and capital gains taxes	$1,077	$861	$465
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$226	$181	$98
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(80)	(137)	(117)
Change in tax reserves	(9)	-	16
Tax credits	(58)	(47)	(48)
Loss carryback rate differential	-	-	(10)
Other	(4)	3	(2)
Total income tax expense (benefit) reported	$75	$-	$(63)

The Company incurred $11 million in federal income tax expense in 2021, which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2022:

(in millions)	Amount	Origination	Expiration
Business credits	$27	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040
Business credits	$28	2021	2041
Business credits	$29	2022	2042

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Group, Inc.

Allied Holding (Delaware), Inc.

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Group Inc.

Harleysville Insurance Co. of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Life Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Securities Corporation

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Ins. Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

Registered Investment Advisors Services, Inc.

Retention Alternatives SAC Ltd.

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

THI Holdings (Delaware), Inc.

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2022 and 2021.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal corporate alternative minimum tax (“CAMT”), effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an applicable corporation. A corporation is an applicable corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1.0 billion. For a group of related entities, the $1.0 billion threshold is determined on a group basis, and the group’s AFS is generally treated as the AFS for all separate taxpayers in the group. Except under limited circumstances, once a corporation is an applicable corporation, it is an applicable corporation in all future years.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

An applicable corporation is not automatically subject to a CAMT liability. The corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT.

The Company comprises a controlled group of corporations and has determined that it likely will be an applicable corporation in 2023. In making such determination, the group has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. The U.S. Treasury Department is expected to issue guidance throughout 2023 that may differ from the group’s interpretations and assumptions and that could alter the group’s determination.

In accordance with INT 22-02: Third Quarter 2022 through First Quarter 2023 Reporting of the Inflation Reduction Act - Corporate Alternative Minimum Tax, the Company did not include an estimate of the impacts of the CAMT because a reasonable estimate cannot be made as of December 31, 2022.

For the year ended December 31, 2022, the Act did not impact the Company’s total tax expense.

(9)	Short-Term Debt and FHLB Funding Agreements

Short-Term Debt

The Company is a party of a $750 million revolving variable rate credit facility agreement. The Company had no amounts outstanding under the facility as of December 31, 2022 and 2021.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to Effective Federal Funds Rate plus 0.18%. The Company had no amounts outstanding under this agreement as of December 31, 2022 and 2021.

In 2021, the Company terminated its commercial paper program, which had a limit of $750 million.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2022 and 2021.

The amount of interest paid on short-term debt was immaterial in 2022, 2021 and 2020.

FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million and $25 million in membership stock as of December 31, 2022 and 2021, respectively. As part of the agreement, the Company purchased and held an additional $139 million and $118 million in activity stock as of December 31, 2022 and 2021, respectively, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $3.1 billion and $2.7 billion as of December 31, 2022 and 2021, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. As of February 27, 2023, the Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, an increase of $2.0 billion, shared between the Company and NLAIC.

The Company has agreements with the FHLB to provide financing for operations. These agreements, which were renewed in February 2023 and expire February 2, 2024, allow the Company access to borrow up to $1.1 billion. As of December 31, 2022 and 2021, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $4.6 billion (2.8% of total admitted assets) as of December 31, 2022 and $3.1 billion (1.7% of total admitted assets) as of December 31, 2021 were pledged as collateral under FHLB agreements and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/or principal paid	Unapproved interest and/or principal	Date of maturity
December 31, 2022 12/19/2001	7.50%	$300	$300	$22	$472	$-	12/31/2031
6/27/2002	8.15%	300	300	24	497	-	6/27/2032
12/23/2003	6.75%	100	100	6	125	-	12/23/2033
12/20/2019	4.21%	400	400	17	51	-	12/19/2059
Total		$1,100	$1,100	$69	$1,145	$-

December 31, 2021 12/19/2001	7.50%	$300	$300	$22	$450	$-	12/31/2031
6/27/2002	8.15%	300	300	25	473	-	6/27/2032
12/23/2003	6.75%	100	100	7	119	-	12/23/2033
12/20/2019	4.21%	400	400	17	34	-	12/19/2059
Total		$1,100	$1,100	$71	$1,076	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2022, 2021 and 2020 included premiums of $637 million, $607 million and $627 million, respectively, benefits and claims, net of third party reinsurance recoveries of $75 million, $8 million, and $23 million respectively, net investment earnings on funds withheld assets of $52 million, $40 million and $49 million, respectively, and an expense allowance for third party reinsurance premiums of $2 million, $1 million and $1 million, respectively. As of December 31, 2022 and 2021, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.6 billion and $1.1 billion, respectively, which consists of bonds and cash equivalents that had a carrying value of $1.5 billion and $954 million, respectively, and mortgage loans that had a carrying value of $95 million and $98 million, respectively. As of December 31, 2022 and 2021, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $253 million and $50 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $424 million and $204 million as of as of December 31, 2022 and December 31, 2021, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $287 million, $281 million and $281 million for the years ended December 31, 2022, 2021 and 2020, respectively, while benefits, claims and expenses ceded were $267 million, $257 million and $260 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2022, 2021 and 2020 and include premiums of $10 million, $10 million and $12 million, respectively, net investment income of $35 million, $42 million and $46 million, respectively, and benefits, claims and other expenses of $161 million, $147 million and $171 million, respectively. The reserve adjustment for 2022, 2021 and 2020 of $(161) million, $(151) million and $(172) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $859 million and $985 million as of December 31, 2022 and 2021, respectively, and amounts payable related to this agreement were $14 million and $8 million for the years ended December 31, 2022 and 2021, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $33 million and $35 million as of December 31, 2022 and 2021, respectively. Total premiums assumed under this treaty were $12 million, $12 million and $8 million during 2022, 2021 and 2020, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $156 million and $155 million as of December 31, 2022 and 2021, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2022 and 2021 were $345 million and $382 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), Scottish Re Group Limited (“SRG”), in Rehabilitation, and Security Life of Denver Life Insurance Company (“SLD”) as of December 31, 2022. Total reserve credits taken on these contracts as of December 31, 2022 and 2021 totaled $94 million and $96 million for each year, respectively, from SBL, $23 million and $25 million, respectively, from SRG, and $22 million and $21 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL and SRG, in Rehabilitation, have established trusts as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. As of January 1, 2022 NSC merged into NNOV8, LLC, a subsidiary of NMIC, and all services going forward were provided by NMIC. For the year ended December 31, 2022, the Company was allocated costs from NMIC totaling $285 million. For the years ended 2021 and 2020, the Company was allocated costs from NMIC and NSC totaling $288 million and $281 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.7 billion and $3.8 billion as of December 31, 2022 and 2021, respectively. Total revenues from these contracts were $127 million, $121 million and $122 million for the years ended December 31, 2022, 2021 and 2020, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $87 million, $113 million and $115 million for the years ended December 31, 2022, 2021 and 2020, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2022, 2021 and 2020, the Company was allocated costs from NMIC of $12 million, $12 million and $13 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $3 million, $3 million, and $2 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2022 and 2021, customer allocations to NFG funds totaled $63.0 billion and $76.8 billion, respectively. For the years ended December 31, 2022, 2021 and 2020, NFG paid the Company $242 million, $265 million and $229 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.0 billion and $509 million as of December 31, 2022 and 2021, respectively. As of December 31, 2022 and 2021, amounts on deposit with NCMC were comprised of $883 million and $483 million, respectively, of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2022, 2021 and 2020 was $112 million, $74 million and $69 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.6% to 4.9% and maturity dates ranging from June 2023 to July 2041. As of December 31, 2022 and 2021, the Company had mortgage loans outstanding of $338 million and $358 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2022 and 2021, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2022 and 2021, there were no outstanding borrowings from affiliated entities at any given time. The amount the Company incurred for interest expense on intercompany repurchase agreements during 2022, 2021 and 2020 were immaterial.

During 2022, the Company received capital contributions of $310 million from NFS. On March 15, 2023, the Company received an additional capital contribution of $30 million from NFS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

During 2022, 2021 and 2020, the Company paid capital contributions of $800 million, $400 million and $500 million, respectively, to NLAIC. In addition, the Company contributed $60 million to NLAIC in connection with the January 1, 2022 merger of HLIC.

The company has an unsecured promissory note and revolving line of credit with JNLNY whereby JNLNY can borrow up to $5 million. No amounts have been drawn on the note as of December 31, 2022 or through the subsequent event date.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNL with the minimum capital and surplus required by each state in which NLAIC and JNL does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNL or provide any creditor of NLAIC or JNL with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

During 2022, the Company made surplus contributions to Eagle. On June 30, 2022 and July 19, 2022, the Company made surplus contributions to Eagle of $225 million and $1 million, respectively.

During 2022 and 2021 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2023, the Company received a total distribution of $332 million that was declared on December 30, 2022 and consisted of a return of contributed surplus of $221 million and a dividend of $111 million. The return of contributed surplus receivable was recorded in other invested assets and the dividend receivable was recorded in investment income due and accrued as of December 31, 2022. On November 10, 2022, the Company received a return of contributed surplus distribution of $5 million that was declared on September 30, 2022. On May 10, 2022, the Company received a dividend distribution of $19 million that was declared on March 31, 2022. On February 10, 2022, the Company received a dividend distribution of $168 million that was declared on December 31, 2021. The dividend receivable was recorded in accrued investment income as of December 31, 2021. On November 10, 2021, the Company received a dividend distribution of $45 million that was declared on September 30, 2021. On August 10, 2021, the Company received a dividend distribution of $20 million that was declared on June 30, 2021. On May 10, 2021, the Company received a dividend distribution of $191 million that was declared on March 31, 2021.

On December 22, 2021, the Company and NLAIC entered into a short-term loan where NLAIC borrowed $80 million from the Company. NLAIC repaid the short-term loan in full on January 4, 2022.

In March 2022, the Company executed a $850 million unsecured promissory note and revolving line of credit agreement with Nationwide SBL, LLC (“NWSBL”), an affiliate, at an interest rate of 1-month LIBOR plus 1.25% with a maturity date of March 1, 2023. As of December 31, 2022 NWSBL had outstanding borrowings of $168 million. During 2023, additional draws increased the outstanding balance to $198 million as of February 28, 2023. On March 1, 2023, the current $198 million balance was repaid and a replacement agreement was entered into with a draw amount of $198 million at an interest rate of 1-month SOFR plus 0.9% and a maturity date of February 28, 2024. On March 14, 2023, an additional draw of $25 million increased the outstanding balance to $223 million.

During 2022, the Company and NMIC entered into unsecured promissory note agreements. On August 11, 2022, NMIC borrowed $50 million from the Company and subsequently repaid the note in full on August 15, 2022. On September 8, 2022, NMIC borrowed $150 million from the Company and subsequently repaid the note in full on September 15, 2022.

During 2020, the Company sold securities of $59 million to Nationwide Mutual Fire Insurance Company for cash, which resulted in a realized loss of $2 million.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $140 million and $71 million as of December 31, 2022 and 2021, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(13)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force were approximately $7 million as of December 31, 2022 and 2021.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. No dividends were paid by the Company to NFS for the years ended December 31, 2022 and 2020. In March 2021, the Company paid an ordinary dividend of $550 million to NFS. The Company’s statutory capital and surplus as of December 31, 2022, was $10.2 billion and statutory net income for 2022 was $974 million. As of January 1, 2023, the Company has the ability to pay dividends to NFS totaling $1.0 billion without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I     Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2022:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$1	$1	$1
	U.S. government and agencies	115	116	115
	Obligations of states and political subdivisions	3,604	3,244	3,604
	Foreign governments	279	251	279
	Public utilities	4,269	3,752	4,229
	All other corporate, mortgage-backed and asset-backed securities	32,082	29,046	31,980
	Total fixed maturity securities	$40,350	$36,410	$40,208
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	68	58	58
	Industrial, miscellaneous and all other	187	181	181
	Nonredeemable preferred stocks	33	32	31
	Total equity securities[1]	$288	$271	$270
	Mortgage loans[2]	8,402		8,363
	Short-term investments	1,621		1,621
	Policy loans	934		933
	Other long-term investments[3]	2,023		2,023
	Total invested assets	$53,618		$53,418
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $3.4 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $200 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III    Supplementary Insurance Information

As of December 31, 2022, 2021 and 2020 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2022
Life Insurance		$5,353			$415
Annuities		10,641			6,457
Retirement Solutions		21,818			4,398
Corporate Solutions and Other		7,670			3,265
Total		$45,482			$14,535
2021
Life Insurance		$5,306			$425
Annuities		8,026			6,686
Retirement Solutions		22,446			4,377
Corporate Solutions and Other		6,721			1,176
Total		$42,499			$12,664
2020
Life Insurance		$5,204			$394
Annuities		7,837			3,443
Retirement Solutions		22,362			5,939
Corporate Solutions and Other		5,599			861
Total		$41,002			$10,637

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2022
Life Insurance	$261	$730		$105
Annuities	346	11,154		136
Retirement Solutions	860	5,895		120
Corporate Solutions and Other	552	1,519		174
Total	$2,019	$19,298		$535
2021
Life Insurance	$254	$311		$107
Annuities	337	9,489		41
Retirement Solutions	861	6,895		122
Corporate Solutions and Other	779	1,304		169
Total	$2,231	$17,999		$439
2020
Life Insurance	$247	$772		$123
Annuities	338	7,539		55
Retirement Solutions	843	8,258		131
Corporate Solutions and Other	679	717		135
Total	$2,107	$17,286		$444
1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, increase in reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV     Reinsurance

As of December 31, 2022, 2021 and 2020 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2022
Life insurance in force	$145,173	$(29,598)	$605	$116,180
Premiums:
Life Insurance[1]	$3,473	$(144)	$12	$3,341
Accident and health insurance	425	(424)	-	1
Total	$3,898	$(568)	$12	$3,342
2021
Life insurance in force	$144,115	$(29,120)	$653	$115,648
Premiums:
Life Insurance[1]	$1,624	$(140)	$12	$1,496
Accident and health insurance	445	(444)	-	1
Total	$2,069	$(584)	$12	$1,497
2020
Life insurance in force	$146,855	$(31,055)	$686	$116,486
Premiums:
Life Insurance[1]	$1,378	$(133)	$8	$1,253
Accident and health insurance	441	(440)	-	1
Total	$1,819	$(573)	$8	$1,254
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V     Valuation and Qualifying Accounts

Years ended December 31, 2022, 2021 and 2020:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2022
Valuation allowances - mortgage loans	$43	$(5)	$-	$38

2021
Valuation allowances - mortgage loans	$48	$(4)	$(1)	$43

2020
Valuation allowances - mortgage loans	$34	$14	$-	$48
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.